Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
765,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $707,132)	$703,925

Corporate Bonds (40.6%)
	Airlines (0.6%)
879,561	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	853,807
413,374	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	417,640
999,940	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	892,117
537,750	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	532,873
937,965	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	851,025
765,300	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	771,897
		4,319,359
	Communication Services (4.3%)
500,000	Altice France Holding, SA*
	10.500%, 05/15/27	288,925
1,100,000	Altice France, SA*
	5.500%, 10/15/29	812,471
1,160,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,086,247
1,025,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	835,283
	Audacy Capital Corp.* @
1,193,000	6.750%, 03/31/29	48,161
448,000	6.500%, 05/01/27	19,116
856,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	759,229
940,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	982,291
1,345,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,171,912
	CSC Holdings, LLC*
1,450,000	5.375%, 02/01/28	1,248,029
1,350,000	4.625%, 12/01/30	698,625
1,125,000	4.500%, 11/15/31	808,504
1,100,000	5.750%, 01/15/30	584,133
950,000	5.500%, 04/15/27	854,155
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
750,000	6.625%, 08/15/27	51,323
540,000	5.375%, 08/15/26	38,113
1,207,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	1,147,700
1,000,000	Frontier California, Inc.
	6.750%, 05/15/27	967,170
	Frontier Communications Holdings, LLC*
605,000	5.000%, 05/01/28	559,008
239,000	8.750%, 05/15/30	244,906
1,039,000	Frontier Florida, LLC@
	6.860%, 02/01/28	1,001,191
1,445,000	Frontier North, Inc.@
	6.730%, 02/15/28	1,386,188
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
835,000	3.500%, 03/01/29	756,276
250,000	5.250%, 12/01/27	245,620
	iHeartCommunications, Inc.
595,000	8.375%, 05/01/27	372,226
355,000	5.250%, 08/15/27*	276,023
1,215,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	1,178,185
722,947	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	124,491
	Lumen Technologies, Inc.
720,000	7.600%, 09/15/39	191,614
485,000	4.000%, 02/15/27*^	256,769
240,000	7.650%, 03/15/42	66,173
478,000	Match Group Holdings II, LLC*^
	3.625%, 10/01/31	409,440
810,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	788,567
930,000	Paramount Global
	4.900%, 08/15/44	735,723
336,000	Qwest Corp.
	7.250%, 09/15/25	329,364
	Scripps Escrow II, Inc.*
477,000	3.875%, 01/15/29	414,928
239,000	5.375%, 01/15/31	183,753
810,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	731,025
	Sirius XM Radio, Inc.*
1,250,000	5.500%, 07/01/29	1,189,750
963,000	4.000%, 07/15/28	874,963
475,000	3.125%, 09/01/26	444,239
239,000	3.875%, 09/01/31	199,575
874,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	464,784
2,430,000	Sprint, LLCµ
	7.125%, 06/15/24	2,441,956
1,080,000	Stagwell Global, LLC*
	5.625%, 08/15/29	991,472
953,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	565,100
385,000	Time Warner Cable, LLC
	7.300%, 07/01/38	404,077
1,100,000	United States Cellular Corp.
	6.700%, 12/15/33	1,134,177
724,000	Univision Communications, Inc.*
	8.000%, 08/15/28	736,851

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
480,000	Viasat, Inc.*^
	5.625%, 04/15/27	$450,629
		32,550,430
	Consumer Discretionary (8.7%)
1,162,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	1,183,253
955,000	Adams Homes, Inc.*
	9.250%, 10/15/28	978,799
1,195,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	1,263,258
764,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	747,521
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
837,000	4.625%, 08/01/29	762,674
705,000	6.625%, 01/15/28	699,402
1,208,000	At Home Group, Inc.*
	4.875%, 07/15/28	534,117
	Bath & Body Works, Inc.
1,264,000	6.694%, 01/15/27	1,285,071
720,000	6.875%, 11/01/35	720,410
400,000	Benteler International AG*^
	10.500%, 05/15/28	428,928
	Caesars Entertainment, Inc.*
604,000	4.625%, 10/15/29	552,086
472,000	8.125%, 07/01/27	484,796
	Carnival Corp.*
481,000	7.625%, 03/01/26	488,802
481,000	4.000%, 08/01/28	446,147
60,000	7.000%, 08/15/29^	62,480
	Carvana Company*
195,000	14.000%, 06/01/31	174,075
165,000	13.000%, 06/01/30	147,122
110,000	12.000%, 12/01/28	97,689
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,130,000	5.125%, 05/01/27	2,055,897
1,685,000	4.500%, 08/15/30	1,464,602
1,100,000	6.375%, 09/01/29^	1,071,543
1,055,000	4.750%, 03/01/30	938,043
951,000	4.250%, 02/01/31	802,749
565,000	5.000%, 02/01/28	533,756
478,000	4.750%, 02/01/32	410,463
478,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	463,005
750,000	Cedar Fair, LP
	5.250%, 07/15/29	717,877
478,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	484,859
	Dana, Inc.
790,000	4.250%, 09/01/30	691,527
723,000	4.500%, 02/15/32	622,648
	DISH DBS Corp.
1,010,000	5.125%, 06/01/29	376,649
720,000	5.250%, 12/01/26*	568,577
595,000	7.375%, 07/01/28	263,335
480,000	5.750%, 12/01/28*	323,794
408,000	7.750%, 07/01/26	241,438
946,000	DISH Network Corp.*
	11.750%, 11/15/27	988,031
1,365,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,265,887
1,058,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	973,519
1,000,000	Ford Motor Company^
	6.100%, 08/19/32	1,000,650
	Ford Motor Credit Company, LLC
1,525,000	4.000%, 11/13/30	1,360,986
1,245,000	7.200%, 06/10/30^	1,324,095
1,150,000	5.113%, 05/03/29	1,117,765
865,000	7.350%, 11/04/27	909,937
800,000	2.900%, 02/16/28	720,368
359,000	Gap, Inc.*
	3.875%, 10/01/31	296,681
490,000	General Motors Company
	5.200%, 04/01/45	444,621
	goeasy, Ltd.*
1,700,000	9.250%, 12/01/28	1,811,843
881,000	4.375%, 05/01/26	843,029
515,000	Goodyear Tire & Rubber Company^
	5.250%, 07/15/31	469,217
407,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	375,844
1,026,000	Guitar Center, Inc.*^&
	8.500%, 01/15/26	911,642
770,000	International Game Technology, PLC*
	6.250%, 01/15/27	775,113
262,459	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	264,611
842,000	Kohl's Corp.
	5.550%, 07/17/45	574,598
955,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	980,632
965,000	Liberty Interactive, LLC
	8.250%, 02/01/30	515,561
937,000	Life Time, Inc.*^
	8.000%, 04/15/26	947,850
480,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	500,203
360,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	374,436
616,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	616,468
635,000	M/I Homes, Inc.
	3.950%, 02/15/30	569,506
	Macy's Retail Holdings, LLC
1,121,000	6.700%, 07/15/34*	943,378
970,000	4.300%, 02/15/43^	736,511
805,000	Mclaren Finance, PLC*
	7.500%, 08/01/26	713,866
1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,131,744
575,000	Newell Brands, Inc.
	5.200%, 04/01/26	559,958
	Nordstrom, Inc.
500,000	5.000%, 01/15/44	361,295
465,000	4.250%, 08/01/31	388,247
1,449,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	1,336,427
1,105,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	950,488

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	PetSmart, Inc. / PetSmart Finance Corp.*
300,000	7.750%, 02/15/29	$291,576
300,000	4.750%, 02/15/28	280,428
1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	1,010,038
470,000	QVC, Inc.
	5.450%, 08/15/34	312,339
480,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	514,781
1,880,000	Rite Aid Corp.*@
	8.000%, 11/15/26	1,428,217
478,000	Royal Caribbean Cruises, Ltd.*
	7.250%, 01/15/30	498,449
1,350,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	1,163,889
1,445,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	1,475,605
1,090,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	987,333
698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	662,625
1,965,000	Station Casinos, LLC*
	4.500%, 02/15/28	1,854,233
237,000	Stl Holding Company, LLC*
	8.750%, 02/15/29	241,344
589,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	587,039
240,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	257,167
1,100,000	Vista Outdoor, Inc.*^
	4.500%, 03/15/29	1,081,663
	ZF North America Capital, Inc.*
950,000	7.125%, 04/14/30	1,002,687
300,000	6.875%, 04/14/28	309,222
		65,101,034
	Consumer Staples (2.0%)
1,090,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	1,058,815
1,413,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,463,882
970,000	B&G Foods, Inc.*
	8.000%, 09/15/28	1,012,787
1,099,000	Central Garden & Pet Company*
	4.125%, 04/30/31	973,263
1,092,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	999,726
	Energizer Holdings, Inc.*
1,331,000	4.375%, 03/31/29	1,205,274
240,000	6.500%, 12/31/27	239,232
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
1,415,000	5.500%, 01/15/30^	1,385,257
595,000	5.125%, 02/01/28µ	590,377
370,000	5.750%, 04/01/33	366,892
476,407	Mallinckrodt International Finance SA / Mallinckrodt CB, LLC*
	14.750%, 11/14/28	519,507
621,000	New Albertsons, LP
	7.750%, 06/15/26	637,400
957,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	877,665
700,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	631,547
442,000	Post Holdings, Inc.*
	5.750%, 03/01/27	440,661
909,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	792,439
815,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	685,822
1,500,000	Vector Group, Ltd.*
	5.750%, 02/01/29	1,385,385
		15,265,931
	Energy (5.2%)
479,000	Antero Resources Corp.*
	5.375%, 03/01/30	457,498
958,000	Apache Corp.
	5.100%, 09/01/40	823,880
500,000	Buckeye Partners, LP
	5.850%, 11/15/43	413,000
1,335,000	Callon Petroleum Company*
	7.500%, 06/15/30	1,407,303
477,000	Cheniere Energy, Inc.µ
	4.625%, 10/15/28	462,222
720,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	728,798
1,341,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,431,236
	Continental Resources, Inc.*
715,000	2.875%, 04/01/32	584,041
475,000	5.750%, 01/15/31	472,938
742,000	DT Midstream, Inc.*
	4.125%, 06/15/29	682,336
	Earthstone Energy Holdings, LLC*
941,000	8.000%, 04/15/27	975,215
360,000	9.875%, 07/15/31	400,050
555,000	Enbridge, Inc.^‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	555,977
	Energy Transfer, LP‡
1,400,000	8.586%, 11/01/66
	3 mo. USD SOFR + 3.28%	1,250,634
700,000	6.500%, 02/01/36
	5 year CMT + 5.69%	677,026
	EnLink Midstream Partners, LP
1,235,000	9.756%, 02/01/36‡
	3 mo. USD LIBOR + 4.11%	1,167,421
1,015,000	4.850%, 07/15/26	997,390
600,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	614,790
1,580,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	1,626,041
	Genesis Energy, LP / Genesis Energy Finance Corp.
719,000	8.875%, 04/15/30	752,714
478,000	6.250%, 05/15/26	476,140
	Gulfport Energy Corp.
955,000	8.000%, 05/17/26*	964,359
288,135	8.000%, 05/17/26	290,959

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,340,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	$1,302,038
717,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	719,208
416,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	420,900
940,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	929,688
	Moss Creek Resources Holdings, Inc.*
500,000	10.500%, 05/15/27	514,975
455,000	7.500%, 01/15/26	453,558
	Nabors Industries, Inc.*
720,000	7.375%, 05/15/27^	712,361
360,000	9.125%, 01/31/30	367,340
720,000	Nabors Industries, Ltd.*
	7.500%, 01/15/28	659,693
952,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	940,890
717,000	Oceaneering International, Inc.
	6.000%, 02/01/28	702,940
1,025,000	Parkland Corp.*
	5.875%, 07/15/27	1,017,558
506,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	488,938
238,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	245,921
960,000	Plains All American Pipeline, LP‡
	9.751%, 02/01/36
	3 mo. USD LIBOR + 4.11%	951,178
1,340,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,248,639
479,000	Southwestern Energy Company
	4.750%, 02/01/32	444,019
1,363,250	Transocean, Inc.*
	8.750%, 02/15/30	1,426,382
	Venture Global Calcasieu Pass, LLC*
600,000	6.250%, 01/15/30	601,662
240,000	4.125%, 08/15/31	212,609
240,000	3.875%, 08/15/29	214,531
	Venture Global LNG, Inc.*
1,195,000	8.375%, 06/01/31	1,210,810
715,000	8.125%, 06/01/28	724,109
480,000	9.875%, 02/01/32	504,946
480,000	9.500%, 02/01/29	510,341
	Vital Energy, Inc.
608,000	9.750%, 10/15/30	646,474
570,000	7.750%, 07/31/29*	563,120
1,000,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	957,870
1,195,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,223,859
		39,128,525
	Financials (6.7%)
1,550,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,555,642
1,440,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	1,436,472
681,000	AG Issuer, LLC*
	6.250%, 03/01/28	673,216
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
1,675,000	6.750%, 10/15/27	1,640,813
120,000	7.000%, 01/15/31	121,513
	Ally Financial, Inc.
1,532,000	4.700%, 02/01/36
	7 year CMT + 3.48%‡	1,223,522
402,000	8.000%, 11/01/31	445,203
1,923,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,797,409
726,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	676,879
1,436,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,363,396
1,145,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,015,432
1,000,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	975,480
	Credit Acceptance Corp.
925,000	6.625%, 03/15/26^	926,221
635,000	9.250%, 12/15/28*	669,125
960,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	1,008,307
1,247,000	Enact Holdings, Inc.*µ
	6.500%, 08/15/25	1,244,955
1,075,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	1,109,432
1,197,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,023,638
1,000,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	1,042,730
535,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	554,929
	HUB International, Ltd.*
1,430,000	5.625%, 12/01/29	1,350,177
475,000	7.375%, 01/31/32	486,182
718,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	600,772
1,300,000	ILFC E-Capital Trust II*‡
	7.436%, 12/21/65
	3 mo. USD LIBOR + 1.80%	1,030,406
1,990,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	1,931,335
2,435,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	2,198,561
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
1,874,000	5.250%, 10/01/25	1,844,110
1,033,000	4.750%, 06/15/29	925,217
875,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	713,983

See accompanying Notes to Schedule of Investments

4

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Level 3 Financing, Inc.*
985,000	4.250%, 07/01/28	$331,206
480,000	4.625%, 09/15/27	253,411
720,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	664,006
955,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	991,729
1,498,000	MetLife, Inc.
	6.400%, 12/15/66	1,530,477
1,300,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	1,238,497
	Navient Corp.
1,038,000	5.000%, 03/15/27	990,678
525,000	4.875%, 03/15/28^	477,519
630,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	536,117
475,000	Newmark Group, Inc.*
	7.500%, 01/12/29	485,469
	OneMain Finance Corp.
670,000	9.000%, 01/15/29	706,287
660,000	3.875%, 09/15/28	580,021
479,000	7.125%, 03/15/26^	485,802
476,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^
	5.875%, 10/01/28	466,042
1,493,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	1,379,308
1,100,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	1,023,363
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
450,000	3.875%, 03/01/31	395,474
445,000	3.625%, 03/01/29	397,176
220,000	2.875%, 10/15/26	204,175
943,000	StoneX Group, Inc.*
	8.625%, 06/15/25	953,778
	United Wholesale Mortgage, LLC*
1,123,000	5.500%, 04/15/29	1,061,999
480,000	5.750%, 06/15/27	471,787
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
478,000	10.500%, 02/15/28	486,437
465,000	6.500%, 02/15/29	328,151
1,100,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	961,906
1,017,000	XHR, LP*
	6.375%, 08/15/25	1,018,678
		50,004,550
	Health Care (2.8%)
	Bausch Health Companies, Inc.*
1,934,000	11.000%, 09/30/28	1,329,296
382,000	14.000%, 10/15/30	216,174
359,000	6.125%, 02/01/27	227,854
	CHS/Community Health Systems, Inc.*
1,917,000	6.125%, 04/01/30	1,269,897
544,000	8.000%, 03/15/26	536,014
538,000	6.875%, 04/15/29	371,360
475,000	10.875%, 01/15/32	499,049
120,000	5.250%, 05/15/30	99,749
	DaVita, Inc.*
1,139,000	3.750%, 02/15/31	939,584
1,061,000	4.625%, 06/01/30	939,547
	Embecta Corp.*
717,000	5.000%, 02/15/30	587,467
240,000	6.750%, 02/15/30	211,766
	Encompass Health Corp.
470,000	4.750%, 02/01/30	441,805
470,000	4.500%, 02/01/28	449,626
1,109,000	HCA, Inc.^
	7.500%, 11/06/33	1,252,161
300,000	Jazz Securities DAC*
	4.375%, 01/15/29	277,548
	Medline Borrower, LP*
1,215,000	3.875%, 04/01/29	1,101,446
1,208,000	5.250%, 10/01/29	1,127,306
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,760,000	5.125%, 04/30/31	1,516,046
450,000	4.125%, 04/30/28	411,728
1,025,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	866,535
	Tenet Healthcare Corp.
2,250,000	6.250%, 02/01/27	2,245,613
1,315,000	6.875%, 11/15/31	1,355,528
	Teva Pharmaceutical Finance Netherlands III, BV
1,215,000	5.125%, 05/09/29^	1,172,754
800,000	4.750%, 05/09/27	774,000
440,000	3.150%, 10/01/26	410,775
		20,630,628
	Industrials (5.8%)
1,100,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	998,327
740,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	735,153
965,000	Air Lease Corp.‡
	4.125%, 02/01/36
	5 year CMT + 3.15%	817,895
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,600,000	4.625%, 01/15/27	1,553,328
720,000	5.875%, 02/15/28	719,633
860,000	Allegiant Travel Company*
	7.250%, 08/15/27	841,510
538,000	Arcosa, Inc.*
	4.375%, 04/15/29	504,913
2,450,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	1,188,936
753,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	682,775
	Bombardier, Inc.*
480,000	8.750%, 11/15/30	505,094
477,000	7.875%, 04/15/27	477,658
956,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	887,264
1,000,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	981,380

See accompanying Notes to Schedule of Investments

5

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
239,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	$235,250
1,265,000	Deluxe Corp.*
	8.000%, 06/01/29	1,139,613
957,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	958,302
478,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	483,210
	EnerSys*
500,000	6.625%, 01/15/32	507,220
475,000	4.375%, 12/15/27	450,081
580,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	521,142
	Graphic Packaging International, LLC*
625,000	4.750%, 07/15/27	608,912
446,000	3.500%, 03/01/29	403,385
1,054,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	915,410
2,244,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,039,347
1,198,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	1,126,719
1,250,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	1,228,637
1,120,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	1,054,122
	JELD-WEN, Inc.*
564,000	4.625%, 12/15/25	551,603
500,000	4.875%, 12/15/27^	477,530
1,575,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,471,822
955,000	Knife River Holding Company*
	7.750%, 05/01/31	1,004,717
234,000	MasTec, Inc.*µ^
	4.500%, 08/15/28	219,869
588,000	Moog, Inc.*
	4.250%, 12/15/27	551,332
1,198,000	Newfold Digital Holdings Group, Inc.*
	6.000%, 02/15/29	907,437
940,000	Novelis Corp.*
	4.750%, 01/30/30	873,006
360,000	OI European Group, BV*
	4.750%, 02/15/30	333,547
1,100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^
	4.000%, 10/15/27	1,027,015
	Sealed Air Corp.*
743,000	6.125%, 02/01/28	747,057
239,000	5.000%, 04/15/29^	230,537
240,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	251,779
450,000	Sensata Technologies, BV*
	4.000%, 04/15/29	412,200
479,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	417,266
	Sinclair Television Group, Inc.*
717,000	4.125%, 12/01/30	554,700
475,000	5.500%, 03/01/30	366,320
955,000	Standard Industries, Inc.*
	5.000%, 02/15/27	928,957
773,000	Stericycle, Inc.*^
	3.875%, 01/15/29	703,755
717,000	STL Holding Company, LLC*
	7.500%, 02/15/26	730,315
240,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	249,624
	TransDigm, Inc.
1,035,000	6.875%, 12/15/30*	1,064,446
710,000	6.750%, 08/15/28*	722,546
700,000	7.500%, 03/15/27	702,303
544,000	6.250%, 03/15/26*	541,427
360,000	7.125%, 12/01/31*	375,570
960,000	Tronox, Inc.*
	4.625%, 03/15/29	848,717
353,898	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	323,650
961,000	Vertiv Group Corp.*
	4.125%, 11/15/28	895,047
1,004,000	Wabash National Corp.*
	4.500%, 10/15/28	915,598
855,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	830,812
	Williams Scotsman, Inc.*
565,000	4.625%, 08/15/28	533,479
480,000	7.375%, 10/01/31	503,294
		43,832,493
	Information Technology (1.9%)
238,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	223,558
557,000	Coherent Corp.*
	5.000%, 12/15/29	521,703
634,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	504,601
895,000	CommScope, Inc.*
	4.750%, 09/01/29	592,660
602,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	615,280
478,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	444,875
480,000	Fair Isaac Corp.*
	4.000%, 06/15/28	447,451
1,050,000	KBR, Inc.*
	4.750%, 09/30/28	968,751
	MPH Acquisition Holdings, LLC*
1,050,000	5.750%, 11/01/28	836,042
480,000	5.500%, 09/01/28	426,835
477,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	500,755
478,000	NCR Voyix Corp.*
	5.125%, 04/15/29	450,118
723,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	663,786
	Open Text Corp.*
705,000	3.875%, 02/15/28	655,389
475,000	6.900%, 12/01/27	493,767
359,000	3.875%, 12/01/29	324,209
359,000	Open Text Holdings, Inc.*^
	4.125%, 12/01/31	317,866
896,000	Playtika Holding Corp.*
	4.250%, 03/15/29	777,450

See accompanying Notes to Schedule of Investments

6

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,350,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	$1,221,710
	Twilio, Inc.
680,000	3.625%, 03/15/29	614,849
236,000	3.875%, 03/15/31	208,128
356,000	UKG, Inc.*
	6.875%, 02/01/31	360,393
1,200,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,045,992
1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	980,100
		14,196,268
	Materials (1.8%)
500,000	ArcelorMittal, SA
	7.000%, 10/15/39	545,885
534,000	ATI, Inc.
	5.875%, 12/01/27	525,814
242,000	Carpenter Technology Corp.
	7.625%, 03/15/30	250,436
715,000	Chemours Company*
	4.625%, 11/15/29	625,932
1,530,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,436,655
716,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	722,602
	Commercial Metals Company
478,000	4.125%, 01/15/30	437,475
239,000	4.375%, 03/15/32	213,950
1,115,000	Constellium, SE*^
	3.750%, 04/15/29	1,005,262
477,000	HB Fuller Company
	4.250%, 10/15/28	444,974
475,000	INEOS Finance, PLC*^
	6.750%, 05/15/28	464,897
725,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	733,106
850,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	783,828
235,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	200,356
	Mercer International, Inc.
1,260,000	5.125%, 02/01/29	1,081,798
483,000	12.875%, 10/01/28*	519,404
935,000	OCI, NV*
	6.700%, 03/16/33	934,850
	Owens-Brockway Glass Container, Inc.*^
720,000	7.250%, 05/15/31	726,840
472,000	6.625%, 05/13/27	472,585
1,105,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,041,043
478,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	187,844
		13,355,536
	Other (0.1%)
	Gen Digital, Inc.*
500,000	7.125%, 09/30/30^	518,865
500,000	6.750%, 09/30/27	508,370
		1,027,235
	Real Estate (0.4%)
764,000	EPR Properties
	3.750%, 08/15/29	681,274
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	713,385
502,000	3.850%, 05/15/26	477,437
1,073,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	977,825
465,000	Service Properties Trust^
	5.250%, 02/15/26	450,613
		3,300,534
	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
955,000	6.750%, 01/15/30^	859,682
477,000	4.625%, 01/15/29	439,665
		1,299,347
	Utilities (0.1%)
350,000	PPL Capital Funding, Inc.‡
	8.275%, 03/30/67
	3 mo. USD LIBOR + 2.67%	335,863
	Vistra Corp.*‡
450,000	7.000%, 02/01/68
	5 year CMT + 5.74%	439,290
250,000	8.000%, 02/01/68
	5 year CMT + 6.93%	251,158
		1,026,311
	Total Corporate Bonds
	(Cost $309,905,188)	305,038,181

Convertible Bonds (103.3%)
	Communication Services (9.4%)
960,000	Cable One, Inc.µ
	0.000%, 03/15/26	824,746
	Liberty Media Corp.*
8,500,000	3.750%, 03/15/28	10,545,610
8,250,000	2.375%, 09/30/53	8,660,437
9,000,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	9,379,980
5,250,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	4,674,600
6,000,000	Perficient, Inc.µ
	0.125%, 11/15/26	5,109,000
14,500,000	Sea, Ltd.
	0.250%, 09/15/26	12,227,560
	Snap, Inc.µ
10,500,000	0.000%, 05/01/27	8,458,065
5,750,000	0.750%, 08/01/26	6,036,638
3,500,000	Zillow Group, Inc.µ
	1.375%, 09/01/26	4,781,455
		70,698,091
	Consumer Discretionary (20.8%)
11,500,000	Airbnb, Inc.µ
	0.000%, 03/15/26	10,454,650
4,500,000	Booking Holdings, Inc.
	0.750%, 05/01/25	8,401,815

See accompanying Notes to Schedule of Investments

7

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
4,250,000	Carnival Corp.
	5.750%, 12/01/27	$6,470,923
6,750,000	Chegg, Inc.µ
	0.000%, 09/01/26	5,609,385
	DISH Network Corp.µ
14,191,000	0.000%, 12/15/25	10,157,208
955,000	2.375%, 03/15/24	936,330
11,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	9,595,255
12,750,000	Etsy, Inc.µ
	0.125%, 09/01/27	10,574,595
16,750,000	Ford Motor Company
	0.000%, 03/15/26	16,326,727
8,750,000	Liberty Broadband Corp.*µ
	3.125%, 03/31/53	8,591,537
2,435,000	Lucid Group, Inc.*
	1.250%, 12/15/26	968,180
10,250,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	9,064,690
11,500,000	Rivian Automotive, Inc.*µ
	4.625%, 03/15/29	12,249,570
2,000,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	5,238,120
5,750,000	Shake Shack, Inc.µ
	0.000%, 03/01/28	4,712,413
3,250,000	Stride, Inc.
	1.125%, 09/01/27	4,167,183
15,000,000	Vail Resorts, Inc.µ
	0.000%, 01/01/26	13,546,800
13,500,000	Wayfair, Inc.µ
	3.250%, 09/15/27	14,906,835
3,756,000	Winnebago Industries, Inc.*µ
	3.250%, 01/15/30	3,864,999
		155,837,215
	Consumer Staples (0.6%)
4,500,000	Post Holdings, Inc.
	2.500%, 08/15/27	4,684,905

	Energy (2.0%)
4,890,000	Nabors Industries, Inc.*µ
	1.750%, 06/15/29	3,619,236
4,250,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	4,734,967
2,750,000	Pioneer Natural Resources Companyµ
	0.250%, 05/15/25	6,837,435
	SunEdison, Inc.@
9,411,000	0.250%, 01/15/49	94,110
898,000	0.000%, 10/01/49	8,980
		15,294,728
	Financials (1.4%)
8,750,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	10,183,250

	Health Care (21.6%)
4,500,000	Alnylam Pharmaceuticals, Inc.µ
	1.000%, 09/15/27	4,342,185
5,500,000	Alphatec Holdings, Inc.
	0.750%, 08/01/26	6,036,855
5,702,000	BioMarin Pharmaceutical, Inc.µ
	0.599%, 08/01/24	5,617,667
9,500,000	CONMED Corp.µ
	2.250%, 06/15/27	9,038,490
12,250,000	CryoPort, Inc.*µ
	0.750%, 12/01/26	10,035,322
	Dexcom, Inc.µ
15,831,000	0.250%, 11/15/25	16,390,309
8,000,000	0.375%, 05/15/28*	8,063,040
2,886,000	Enovis Corp.*
	3.875%, 10/15/28	3,567,991
4,250,000	Envista Holdings Corp.*µ
	1.750%, 08/15/28	3,881,568
	Exact Sciences Corp.µ
6,750,000	0.375%, 03/15/27	6,273,720
3,750,000	2.000%, 03/01/30*	4,165,238
7,250,000	Halozyme Therapeutics, Inc.µ
	1.000%, 08/15/28	6,578,433
2,088,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	2,251,908
4,250,000	Insmed, Inc.µ
	0.750%, 06/01/28	4,632,160
4,500,000	Insulet Corp.µ
	0.375%, 09/01/26	4,820,310
9,125,000	Integer Holdings Corp.*
	2.125%, 02/15/28	11,889,236
4,500,000	Ionis Pharmaceuticals, Inc.
	0.000%, 04/01/26	4,785,975
9,950,000	Jazz Investments I, Ltd.µ
	2.000%, 06/15/26	10,033,779
3,721,000	Lantheus Holdings, Inc.µ
	2.625%, 12/15/27	3,857,523
10,250,000	NeoGenomics, Inc.µ
	0.250%, 01/15/28	7,832,948
8,500,000	Omnicell, Inc.µ
	0.250%, 09/15/25	7,814,050
8,000,000	Pacira BioSciences, Inc.µ
	0.750%, 08/01/25	7,434,400
3,750,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	4,233,000
8,250,000	Shockwave Medical, Inc.*
	1.000%, 08/15/28	8,725,860
		162,301,967
	Industrials (7.9%)
4,250,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	5,224,483
4,125,000	Fluor Corp.*
	1.125%, 08/15/29	4,370,561
7,250,000	John Bean Technologies Corp.µ
	0.250%, 05/15/26	6,566,615
4,250,000	Middleby Corp.µ
	1.000%, 09/01/25	5,021,928
3,000,000	Parsons Corp.
	0.250%, 08/15/25	4,458,180
4,000,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	4,067,840
	Uber Technologies, Inc.
20,000,000	0.000%, 12/15/25	20,674,000
7,804,000	0.875%, 12/01/28*	8,717,770
		59,101,377
	Information Technology (33.0%)
4,125,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	4,275,315
	Akamai Technologies, Inc.
8,250,000	1.125%, 02/15/29*	9,171,195
4,500,000	0.375%, 09/01/27µ	5,155,695
9,250,000	Bentley Systems, Inc.µ
	0.125%, 01/15/26	9,071,845

See accompanying Notes to Schedule of Investments

8

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
7,500,000	BILL Holdings, Inc.µ
	0.000%, 12/01/25	$7,031,325
3,250,000	Camtek, Ltd.*
	0.000%, 12/01/26	4,642,593
5,750,000	Confluent, Inc.µ
	0.000%, 01/15/27	4,815,223
7,500,000	CyberArk Software, Ltd.µ
	0.000%, 11/15/24	11,285,700
4,730,000	Datadog, Inc.µ
	0.125%, 06/15/25	6,694,180
6,000,000	DigitalOcean Holdings, Inc.µ
	0.000%, 12/01/26	4,947,660
9,066,000	Enphase Energy, Inc.µ
	0.000%, 03/01/26	8,143,444
2,250,000	Five9, Inc.µ
	0.500%, 06/01/25	2,163,105
2,000,000	MongoDB, Inc.µ~
	0.250%, 01/15/26	3,884,860
	NCL Corp., Ltd.µ
6,000,000	1.125%, 02/15/27	5,340,780
4,500,000	2.500%, 02/15/27	4,121,640
3,000,000	5.375%, 08/01/25	3,617,460
6,250,000	Nutanix, Inc.
	0.250%, 10/01/27	7,175,812
	Okta, Inc.µ
7,500,000	0.125%, 09/01/25	6,930,000
4,000,000	0.375%, 06/15/26	3,557,000
17,250,000	ON Semiconductor Corp.*µ
	0.500%, 03/01/29	16,754,925
5,500,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	18,710,890
2,000,000	Q2 Holdings, Inc.µ
	0.750%, 06/01/26	1,826,420
7,500,000	Rapid7, Inc.
	1.250%, 03/15/29	8,211,675
11,250,000	Repay Holdings Corp.*µ
	0.000%, 02/01/26	9,564,300
4,000,000	Seagate HDD Cayman*
	3.500%, 06/01/28	4,817,080
13,750,000	Shift4 Payments, Inc.
	0.000%, 12/15/25	15,170,787
6,600,000	SK Hynix, Inc.
	1.750%, 04/11/30	8,702,298
10,000,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	10,149,500
12,250,000	Unity Software, Inc.µ
	0.000%, 11/15/26	10,190,407
5,000,000	Western Digital Corp.*
	3.000%, 11/15/28	6,494,700
6,250,000	Wix.com, Ltd.
	0.000%, 08/15/25	5,718,250
	Wolfspeed, Inc.
8,750,000	1.875%, 12/01/29	5,046,212
5,338,000	0.250%, 02/15/28	3,161,911
4,250,000	Workiva, Inc.*µ
	1.250%, 08/15/28	4,094,578
4,250,000	Zscaler, Inc.µ
	0.125%, 07/01/25	6,764,895
		247,403,660
	Materials (2.0%)
1,500,000	ATI, Inc.µ
	3.500%, 06/15/25	4,000,275
3,500,000	Ivanhoe Mines, Ltd.*
	2.500%, 04/15/26	5,224,100
6,306,000	MP Materials Corp.*µ
	0.250%, 04/01/26	5,416,665
		14,641,040
	Other (0.0%)
475,000	Multiplan Corp.*µ
	6.000%, 10/15/27
	7.000% PIK rate7.000% PIK rate	332,699

	Real Estate (0.7%)
6,000,000	Pebblebrook Hotel Trustµ
	1.750%, 12/15/26	5,382,840

	Utilities (3.9%)
4,250,000	CMS Energy Corp.*
	3.375%, 05/01/28	4,169,463
6,500,000	PG&E Corp.*µ
	4.250%, 12/01/27	6,626,035
15,250,000	PPL Capital Funding, Inc.*^
	2.875%, 03/15/28	14,550,177
4,250,000	Southern Company*
	3.875%, 12/15/25	4,234,062
		29,579,737
	Total Convertible Bonds
	(Cost $808,571,928)	775,441,509

Bank Loans (6.4%) ¡
	Airlines (0.2%)
680,000	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	697,803
689,500	Mileage Plus Holdings, LLC‡
	10.770%, 06/21/27
	3 mo. SOFR + 5.25%	711,550
		1,409,353
	Communication Services (0.3%)
126,698	Clear Channel Outdoor Holdings, Inc.‡
	9.074%, 08/21/26
	3 mo. SOFR + 3.50%	125,442
755,000	DirecTV Financing, LLC!
	0.000%, 08/02/29	755,631
1,505,000	Entercom Media Corp.‡&
	8.145%, 11/18/24
	3 mo. SOFR + 2.50%	845,035
485,000	Telesat Canada‡
	8.400%, 12/07/26
	3 mo. SOFR + 2.75%	297,729
		2,023,837
	Consumer Discretionary (1.3%)
744,000	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	745,399
962,725	Caesars Entertainment, Inc.‡
	8.663%, 02/06/30
	3 mo. SOFR + 3.25%	963,495
1,147,074	Carnival Corp.‡
	8.697%, 10/18/28
	1 mo. SOFR + 3.25%	1,148,685

See accompanying Notes to Schedule of Investments

9

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
970,125	Carnival Corp.‡
	8.336%, 08/08/27
	1 mo. SOFR + 3.00%	$971,823
977,613	Hanesbrands, Inc.‡
	9.083%, 03/08/30
	1 mo. SOFR + 3.75%	973,946
530,816	Life Time Fitness, Inc.‡
	9.824%, 01/15/26
	3 mo. SOFR + 4.25%	534,532
580,558	Petco Health & Wellness Company, Inc.‡
	8.860%, 03/03/28
	3 mo. SOFR + 3.25%	546,517
2,380,222	PetSmart, Inc.‡
	9.183%, 02/11/28
	1 mo. SOFR + 3.75%	2,372,546
596,577	TKC Holdings, Inc.‡
	10.947%, 05/15/28
	1 mo. SOFR + 5.50%	578,530
974,388	Windsor Holdings III, LLC‡
	9.848%, 08/01/30
	1 mo. SOFR + 4.50%	976,960
		9,812,433
	Consumer Staples (0.7%)
2,037,793	Amneal Pharmaceuticals, LLC‡
	10.833%, 05/04/28
	1 mo. SOFR + 5.50%	2,027,604
1,756,452	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	1,757,550
960,000	Star Parent, Inc.‡
	9.348%, 09/27/30
	3 mo. SOFR + 4.00%	939,000
481,343	United Natural Foods, Inc.‡
	8.697%, 10/22/25
	1 mo. SOFR + 3.25%	481,018
		5,205,172
	Energy (0.3%)
750,000	Buckeye Partners, LP‡
	7.833%, 11/22/30	750,626
475,000	New Fortress Energy, Inc.‡
	10.317%, 10/27/28
	3 mo. SOFR + 5.00%	475,950
1,197,184	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	1,198,232
		2,424,808
	Financials (0.9%)
240,000	Advisor Group, Inc.‡
	9.833%, 08/17/28
	1 mo. SOFR + 4.50%	240,076
778,636	Alliant Holdings Intermediate LLC‡
	8.833%, 11/06/30
	1 mo. SOFR + 3.50%	781,143
721,380	Amynta Agency Borrower, Inc.‡
	9.583%, 02/28/28
	1 mo. SOFR + 4.25%	722,537
987,437	AssuredPartners, Inc.‡
	8.833%, 02/12/27
	1 mo. SOFR + 3.50%	985,378
738,150	Avolon TLB Borrower 1, LLC‡
	7.337%, 06/22/28
	1 mo. SOFR + 2.00%	738,825
450,000	Broadstreet Partners, Inc.‡
	9.083%, 01/27/29
	1 mo. SOFR + 3.75%	450,281
950,000	HUB International, Ltd.!
	0.000%, 06/20/30	951,634
720,000	Iron Mountain, Inc.‡
	7.569%, 01/31/31
	3 mo. SOFR + 2.25%	717,077
1,290,453	VFH Parent, LLC‡
	8.433%, 01/13/29
	1 mo. SOFR + 3.00%	1,289,808
		6,876,759
	Health Care (0.5%)
488,456	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	489,523
988,235	Padagis, LLC‡
	10.341%, 07/06/28
	3 mo. SOFR + 4.75%	958,593
121,699	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	121,965
2,367,475	Team Health Holdings, Inc.‡
	10.563%, 03/02/27
	3 mo. SOFR + 5.25%	1,979,801
6,770	Team Health Holdings, Inc.‡
	10.583%, 03/02/27
	1 mo. SOFR + 5.25%	5,662
		3,555,544
	Industrials (0.8%)
489,500	ACProducts, Inc.!
	0.000%, 05/17/28	424,697
468,000	ACProducts, Inc.‡
	9.860%, 05/17/28
	3 mo. SOFR + 4.25%	406,044
605,775	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	607,147
903,473	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	907,426
606,019	Emrld Borrower, LP‡
	8.313%, 05/31/30
	1 mo. SOFR + 3.00%	606,891
1,122,900	Light and Wonder International, Inc.‡
	8.083%, 04/14/29
	1 mo. SOFR + 3.00%	1,122,900
975,000	TransDigm, Inc.‡
	8.598%, 02/14/31
	3 mo. SOFR + 3.25%	977,345
928,837	United Airlines, Inc.‡
	9.201%, 04/21/28
	1 mo. SOFR + 3.75%	931,814
		5,984,264
	Information Technology (0.5%)
1,323,697	Banff Merger Sub, Inc.‡
	9.583%, 12/29/28
	1 mo. SOFR + 4.25%	1,327,007

See accompanying Notes to Schedule of Investments

10

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
756,093	Camelot US Acquisition, LLC‡
	8.337%, 10/30/26
	1 mo. SOFR + 3.00%	$756,471
913,163	Central Parent, Inc.‡
	9.348%, 07/06/29
	3 mo. SOFR + 4.00%	916,016
857,521	II-VI, Inc.‡
	8.087%, 07/02/29
	1 mo. SOFR + 2.75%	855,163
		3,854,657
	Materials (0.7%)
718,200	Chemours Company‡
	8.833%, 08/18/28
	1 mo. SOFR + 3.50%	717,482
970,125	Ineos US Finance, LLC‡
	8.837%, 02/18/30
	1 mo. SOFR + 3.50%	960,724
757,638	Innophos, Inc.‡
	8.697%, 02/05/27
	1 mo. SOFR + 3.25%	748,959
1,203,950	LSF11 A5 Holdco, LLC‡
	9.683%, 10/15/28
	1 mo. SOFR + 4.25%	1,205,461
735,569	Trinseo Materials Operating SCA‡
	8.150%, 05/03/28
	3 mo. SOFR + 2.50%	564,796
981,278	WR Grace Holdings, LLC‡
	9.360%, 09/22/28
	3 mo. SOFR + 3.75%	983,648
		5,181,070
	Special Purpose Acquisition Companies (0.2%)
472,800	Clydesdale Acquisition Holdings, Inc.‡
	9.108%, 04/13/29
	1 mo. SOFR + 3.67%	470,361
240,713	Fertitta Entertainment, LLC‡
	9.333%, 01/27/29
	1 mo. SOFR + 4.00%	240,342
987,500	Patagonia Holdco, LLC‡
	11.116%, 08/01/29
	3 mo. SOFR + 5.75%	908,006
		1,618,709
	Total Bank Loans
	(Cost $48,813,168)	47,946,606

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (3.4%)
	Energy (0.0%)
26	Gulfport Energy Corp.#
	10.000%, 03/04/24
	15.000% PIK rate	240,500

	Financials (2.0%)
83,465	Apollo Global Management, Inc.
	0.000%, 07/31/26	4,876,025
8,100	Bank of America Corp.‡‡
	7.250%	9,864,585
		14,740,610
	Industrials (0.5%)
75,625	Chart Industries, Inc.
	6.750%, 12/15/25	3,767,638

	Utilities (0.9%)
180,300	NextEra Energy, Inc.^
	6.926%, 09/01/25	6,708,963
	Total Convertible Preferred Stocks
	(Cost $28,652,875)	25,457,711

Warrants (0.0%) #
	Energy (0.0%)
47,739	Mcdermott International, Ltd.&
	06/30/27, Strike $15.98	5
42,965	Mcdermott International, Ltd.&
	06/30/27, Strike $12.33	4
	Total Warrants
	(Cost $18,376)	9

Common Stocks (0.5%)
	Communication Services (0.0%)
20,285	Altice USA, Inc. - Class A^#	49,495
6,819	Cumulus Media, Inc. - Class Aµ#	31,367
1	Frontier Communications Parent, Inc.µ#	25
		80,887
	Consumer Staples (0.0%)
7,073	Mallinckrodt, PLC#	270,542

	Energy (0.4%)
1,384	Chesapeake Energy Corp.µ	106,720
67,000	Energy Transfer, LP	958,100
39,795	Enterprise Products Partners, LP	1,064,914
6,644	EP Energy Corp.&#	19,932
32	Gulfport Energy Corp.&#	4,061
8,557	ONEOK, Inc.^	584,016
		2,737,743
	Special Purpose Acquisition Company (0.1%)
11,411	Intelsat Emergence, SA&#	310,950
	Total Common Stocks
	(Cost $4,420,995)	3,400,122

Preferred Stocks (0.4%)
	Communication Services (0.1%)
	United States Cellular Corp.µ
11,875	5.500%, 06/01/70	217,907
11,375	5.500%, 03/01/70	210,551
		428,458
	Consumer Discretionary (0.1%)
6,122	Guitar Center, Inc.&#	502,004

See accompanying Notes to Schedule of Investments

11

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Energy (0.2%)
29,680	NuStar Energy, LP‡
	11.282%, 03/01/24
	3 mo. USD LIBOR + 5.64%	$762,776
7,294	NuStar Energy, LP‡
	12.405%, 03/01/24
	3 mo. USD LIBOR + 6.77%	188,331
43,000	NuStar Logistics, LP‡
	12.310%, 01/15/43
	3 mo. USD SOFR + 7.00%	1,111,980
		2,063,087
	Total Preferred Stocks
	(Cost $3,137,405)	2,993,549

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT

Purchased Option (0.0%) #
	Information Technology (0.0%)
375	Zscaler, Inc.
8,837,625	Put, 06/21/24, Strike $200.00
	(Cost $511,283)	386,250
TOTAL INVESTMENTS (154.7%)
(Cost $1,204,738,350)		1,161,367,862

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.7%)		(133,000,000)

LIABILITIES, LESS OTHER ASSETS (-37.0%)		(277,890,120)

NET ASSETS (100.0%)		$750,477,742

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $463,154,007.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,428,038.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$703,925	$—	$703,925
Corporate Bonds	—	305,038,181	—	305,038,181
Convertible Bonds	—	775,441,509	—	775,441,509
Bank Loans	—	47,946,606	—	47,946,606
Convertible Preferred Stocks	25,217,211	240,500	—	25,457,711
Warrants	—	9	—	9
Common Stocks	2,794,637	605,485	—	3,400,122
Preferred Stocks	2,491,545	502,004	—	2,993,549
Purchased Options	386,250	—	—	386,250
Total	$30,889,643	$1,130,478,219	$—	$1,161,367,862

See accompanying Notes to Schedule of Investments

12

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Asset Backed Security (0.1%)
	Other (0.1%)
850,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $785,702)	$782,140

Corporate Bonds (40.8%)
	Airlines (0.6%)
956,044	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	928,051
440,686	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	445,234
1,076,060	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	960,028
587,250	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	581,924
1,014,360	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	920,339
833,999	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	841,188
		4,676,764
	Communication Services (4.3%)
600,000	Altice France Holding, SA*
	10.500%, 05/15/27	346,710
1,200,000	Altice France, SA*
	5.500%, 10/15/29	886,332
1,255,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,175,207
1,100,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	896,401
	Audacy Capital Corp.*@
1,307,000	6.750%, 03/31/29	52,764
490,000	6.500%, 05/01/27	20,908
952,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	844,376
1,025,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	1,071,115
1,454,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,266,885
	CSC Holdings, LLC*
1,630,000	5.375%, 02/01/28	1,402,957
1,600,000	4.625%, 12/01/30	828,000
1,220,000	4.500%, 11/15/31	876,777
1,150,000	5.750%, 01/15/30	610,685
1,035,000	5.500%, 04/15/27	930,579
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
750,000	6.625%, 08/15/27	51,323
585,000	5.375%, 08/15/26	41,289
1,297,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	1,233,278
1,060,000	Frontier California, Inc.
	6.750%, 05/15/27	1,025,200
	Frontier Communications Holdings, LLC*
658,000	5.000%, 05/01/28	607,979
261,000	8.750%, 05/15/30	267,449
1,165,000	Frontier Florida, LLC@
	6.860%, 02/01/28	1,122,606
1,555,000	Frontier North, Inc.@
	6.730%, 02/15/28	1,491,711
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
905,000	3.500%, 03/01/29	819,677
270,000	5.250%, 12/01/27	265,270
	iHeartCommunications, Inc.
655,000	8.375%, 05/01/27	409,761
395,000	5.250%, 08/15/27*	307,124
1,295,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	1,255,761
791,137	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	136,234
	Lumen Technologies, Inc.
785,000	7.600%, 09/15/39	208,912
525,000	4.000%, 02/15/27*	277,946
263,000	7.650%, 03/15/42	72,514
522,000	Match Group Holdings II, LLC*^
	3.625%, 10/01/31	447,130
875,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	851,847
1,005,000	Paramount Global
	4.900%, 08/15/44	795,056
367,000	Qwest Corp.
	7.250%, 09/15/25	359,752
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29	447,113
257,000	5.375%, 01/15/31	197,592
930,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	839,325
	Sirius XM Radio, Inc.*
1,350,000	5.500%, 07/01/29^	1,284,930
1,044,000	4.000%, 07/15/28	948,558
515,000	3.125%, 09/01/26	481,649
261,000	3.875%, 09/01/31	217,945
957,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	508,923
1,915,000	Sprint, LLCµ
	7.125%, 06/15/24	1,924,422
1,170,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,074,095
1,042,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	617,875
420,000	Time Warner Cable, LLC
	7.300%, 07/01/38	440,811
1,186,000	United States Cellular Corp.
	6.700%, 12/15/33	1,222,849
786,000	Univision Communications, Inc.*
	8.000%, 08/15/28	799,951

See accompanying Notes to Schedule of Investments

13

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
525,000	Viasat, Inc.*^
	5.625%, 04/15/27	$492,875
		34,756,428
	Consumer Discretionary (8.7%)
1,257,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	1,279,991
1,055,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,081,291
1,305,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	1,379,542
830,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	812,097
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
913,000	4.625%, 08/01/29	831,926
780,000	6.625%, 01/15/28	773,807
1,325,000	At Home Group, Inc.*
	4.875%, 07/15/28	585,849
	Bath & Body Works, Inc.
1,369,000	6.694%, 01/15/27	1,391,821
760,000	6.875%, 11/01/35	760,433
600,000	Benteler International AG*^
	10.500%, 05/15/28	643,392
	Caesars Entertainment, Inc.*
657,000	4.625%, 10/15/29	600,531
512,000	8.125%, 07/01/27^	525,880
	Carnival Corp.*
523,000	4.000%, 08/01/28	485,103
520,000	7.625%, 03/01/26	528,434
65,000	7.000%, 08/15/29^	67,686
	Carvana Company*
209,000	14.000%, 06/01/31	186,572
176,000	13.000%, 06/01/30	156,930
117,000	12.000%, 12/01/28	103,905
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,250,000	5.125%, 05/01/27	2,171,722
1,825,000	4.500%, 08/15/30	1,586,290
1,200,000	6.375%, 09/01/29	1,168,956
1,150,000	4.750%, 03/01/30	1,022,511
1,035,000	4.250%, 02/01/31	873,654
540,000	5.000%, 02/01/28	510,138
522,000	4.750%, 02/01/32	448,247
522,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	505,625
810,000	Cedar Fair, LP^
	5.250%, 07/15/29	775,308
520,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	527,462
	Dana, Inc.
855,000	4.250%, 09/01/30	748,424
782,000	4.500%, 02/15/32	673,458
	DISH DBS Corp.
1,170,000	5.125%, 06/01/29	436,316
775,000	5.250%, 12/01/26*	612,010
650,000	7.375%, 07/01/28	287,677
525,000	5.750%, 12/01/28*	354,149
428,000	7.750%, 07/01/26	253,273
1,049,000	DISH Network Corp.*
	11.750%, 11/15/27	1,095,607
1,510,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,400,359
1,142,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,050,811
1,075,000	Ford Motor Company^
	6.100%, 08/19/32	1,075,699
	Ford Motor Credit Company, LLC
1,650,000	4.000%, 11/13/30	1,472,542
1,350,000	7.200%, 06/10/30^	1,435,765
1,280,000	5.113%, 05/03/29	1,244,122
945,000	7.350%, 11/04/27	994,093
800,000	2.900%, 02/16/28	720,368
391,000	Gap, Inc.*
	3.875%, 10/01/31	323,126
510,000	General Motors Company
	5.200%, 04/01/45	462,769
	goeasy, Ltd.*
1,825,000	9.250%, 12/01/28	1,945,067
962,000	4.375%, 05/01/26	920,538
560,000	Goodyear Tire & Rubber Company^
	5.250%, 07/15/31	510,216
445,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	410,935
1,116,000	Guitar Center, Inc.*^&
	8.500%, 01/15/26	991,611
825,000	International Game Technology, PLC*
	6.250%, 01/15/27	830,478
285,653	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	287,996
928,000	Kohl's Corp.
	5.550%, 07/17/45	633,286
1,040,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,067,914
1,045,000	Liberty Interactive, LLC
	8.250%, 02/01/30	558,302
1,008,000	Life Time, Inc.*^
	8.000%, 04/15/26	1,019,673
525,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	547,097
390,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	405,639
672,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	672,511
685,000	M/I Homes, Inc.
	3.950%, 02/15/30	614,349
	Macy's Retail Holdings, LLC
1,219,000	6.700%, 07/15/34*	1,025,849
1,025,000	4.300%, 02/15/43	778,272
870,000	Mclaren Finance, PLC*
	7.500%, 08/01/26	771,507
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,233,870
625,000	Newell Brands, Inc.
	5.200%, 04/01/26	608,650
	Nordstrom, Inc.
500,000	5.000%, 01/15/44	361,295
499,000	4.250%, 08/01/31	416,635
1,573,000	Patrick Industries, Inc.*^
	4.750%, 05/01/29	1,450,794
1,195,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	1,027,903

See accompanying Notes to Schedule of Investments

2

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	PetSmart, Inc. / PetSmart Finance Corp.*
325,000	7.750%, 02/15/29	$315,874
325,000	4.750%, 02/15/28	303,797
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	1,100,490
525,000	QVC, Inc.
	5.450%, 08/15/34	348,889
530,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	568,404
2,039,000	Rite Aid Corp.*@
	8.000%, 11/15/26	1,549,008
520,000	Royal Caribbean Cruises, Ltd.*
	7.250%, 01/15/30	542,246
1,475,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	1,271,656
1,565,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	1,598,147
1,173,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	1,062,515
753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	714,838
2,125,000	Station Casinos, LLC*
	4.500%, 02/15/28	2,005,214
263,000	Stl Holding Company, LLC*
	8.750%, 02/15/29	263,000
636,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	633,882
260,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	278,598
1,215,000	Vista Outdoor, Inc.*^
	4.500%, 03/15/29	1,194,746
	ZF North America Capital, Inc.*
1,025,000	7.125%, 04/14/30	1,081,846
300,000	6.875%, 04/14/28	309,222
		70,658,430
	Consumer Staples (2.0%)
1,178,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	1,144,297
1,543,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,598,563
1,050,000	B&G Foods, Inc.*
	8.000%, 09/15/28	1,096,315
1,191,000	Central Garden & Pet Company*
	4.125%, 04/30/31	1,054,738
1,188,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,087,614
	Energizer Holdings, Inc.*
1,445,000	4.375%, 03/31/29	1,308,505
260,000	6.500%, 12/31/27^	259,168
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
1,575,000	5.500%, 01/15/30^	1,541,893
650,000	5.125%, 02/01/28µ	644,950
390,000	5.750%, 04/01/33	386,724
480,377	Mallinckrodt International Finance SA / Mallinckrodt CB, LLC*
	14.750%, 11/14/28	523,837
672,000	New Albertsons, LP
	7.750%, 06/15/26	689,748
1,043,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	956,535
775,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	699,213
477,000	Post Holdings, Inc.*
	5.750%, 03/01/27	475,555
986,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	859,565
855,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	719,483
1,628,000	Vector Group, Ltd.*
	5.750%, 02/01/29	1,503,605
		16,550,308
	Energy (5.3%)
516,000	Antero Resources Corp.*
	5.375%, 03/01/30	492,837
1,037,000	Apache Corp.
	5.100%, 09/01/40	891,820
545,000	Buckeye Partners, LP
	5.850%, 11/15/43	450,170
1,460,000	Callon Petroleum Company*
	7.500%, 06/15/30	1,539,074
520,000	Cheniere Energy, Inc.µ
	4.625%, 10/15/28	503,890
780,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	789,532
1,465,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,563,580
	Continental Resources, Inc.*
775,000	2.875%, 04/01/32	633,051
515,000	5.750%, 01/15/31	512,765
808,000	DT Midstream, Inc.*
	4.125%, 06/15/29	743,029
	Earthstone Energy Holdings, LLC*
1,024,000	8.000%, 04/15/27	1,061,233
390,000	9.875%, 07/15/31	433,388
600,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	601,056
	Energy Transfer, LP‡
1,520,000	8.586%, 11/01/66
	3 mo. SOFR + 3.28%	1,357,831
764,000	6.500%, 02/01/36
	5 year CMT + 5.69%	738,926
	EnLink Midstream Partners, LP
1,300,000	9.756%, 02/01/36‡
	3 mo. LIBOR + 4.11%	1,228,864
1,125,000	4.850%, 07/15/26	1,105,481
650,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	666,023
1,730,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	1,780,412
	Genesis Energy, LP / Genesis Energy Finance Corp.
765,000	8.875%, 04/15/30	800,871
467,000	6.250%, 05/15/26	465,183
	Gulfport Energy Corp.
1,105,000	8.000%, 05/17/26*	1,115,829
311,124	8.000%, 05/17/26	314,173

See accompanying Notes to Schedule of Investments

3

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,460,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	$1,418,638
782,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	784,409
459,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	464,407
1,015,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	1,003,865
	Moss Creek Resources Holdings, Inc.*
540,000	10.500%, 05/15/27	556,173
495,000	7.500%, 01/15/26	493,431
	Nabors Industries, Inc.*
780,000	7.375%, 05/15/27	771,724
390,000	9.125%, 01/31/30	397,952
780,000	Nabors Industries, Ltd.*
	7.500%, 01/15/28	714,667
1,041,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	1,028,852
792,000	Oceaneering International, Inc.
	6.000%, 02/01/28	776,469
1,110,000	Parkland Corp.*
	5.875%, 07/15/27	1,101,941
551,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	532,420
260,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	268,653
1,040,000	Plains All American Pipeline, LP‡
	9.751%, 02/01/36
	3 mo. LIBOR + 4.11%	1,030,442
1,460,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,360,457
521,000	Southwestern Energy Company
	4.750%, 02/01/32	482,951
1,480,100	Transocean, Inc.*
	8.750%, 02/15/30	1,548,643
	Venture Global Calcasieu Pass, LLC*
650,000	6.250%, 01/15/30	651,801
260,000	4.125%, 08/15/31	230,326
260,000	3.875%, 08/15/29	232,409
	Venture Global LNG, Inc.*
1,300,000	8.375%, 06/01/31	1,317,199
780,000	8.125%, 06/01/28	789,937
525,000	9.875%, 02/01/32	552,284
525,000	9.500%, 02/01/29	558,185
	Vital Energy, Inc.
672,000	9.750%, 10/15/30	714,524
605,000	7.750%, 07/31/29*	597,698
1,045,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	1,000,974
1,308,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,339,588
		42,510,037
	Financials (6.7%)
1,650,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,656,006
1,562,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	1,558,173
746,000	AG Issuer, LLC*
	6.250%, 03/01/28	737,473
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
1,830,000	6.750%, 10/15/27	1,792,650
135,000	7.000%, 01/15/31	136,702
	Ally Financial, Inc.
1,173,000	4.700%, 02/01/36‡
	5 year CMT + 3.87%	953,004
480,000	4.700%, 02/01/36‡
	7 year CMT + 3.48%	367,162
434,000	8.000%, 11/01/31	480,642
2,082,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,946,025
779,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	726,293
1,559,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,480,177
1,245,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,104,116
1,000,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	975,480
	Credit Acceptance Corp.
1,010,000	6.625%, 03/15/26^	1,011,333
690,000	9.250%, 12/15/28*	727,081
1,045,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	1,097,584
1,346,000	Enact Holdings, Inc.*µ
	6.500%, 08/15/25	1,343,793
1,170,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	1,207,475
1,292,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,104,880
1,050,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	1,094,866
585,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	606,791
	HUB International, Ltd.*
1,571,000	5.625%, 12/01/29	1,483,307
525,000	7.375%, 01/31/32	537,358
781,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	653,486
1,420,000	ILFC E-Capital Trust II*‡
	7.436%, 12/21/65
	3 mo. LIBOR + 1.80%	1,125,520
2,155,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,091,471
2,640,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	2,383,656
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,029,000	5.250%, 10/01/25	1,996,637
1,127,000	4.750%, 06/15/29	1,009,409

See accompanying Notes to Schedule of Investments

4

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
960,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	$783,341
	Level 3 Financing, Inc.*
1,080,000	4.250%, 07/01/28	363,150
525,000	4.625%, 09/15/27	277,169
774,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	713,806
1,055,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,095,575
1,623,000	MetLife, Inc.^
	6.400%, 12/15/66	1,658,187
1,415,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	1,348,056
	Navient Corp.
1,133,000	5.000%, 03/15/27	1,081,347
565,000	4.875%, 03/15/28^	513,901
650,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	553,137
525,000	Newmark Group, Inc.*
	7.500%, 01/12/29	536,571
	OneMain Finance Corp.
730,000	9.000%, 01/15/29	769,537
715,000	3.875%, 09/15/28	628,356
518,000	7.125%, 03/15/26^	525,356
517,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	5.875%, 10/01/28	506,184
1,602,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	1,480,008
1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	1,116,396
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
475,000	3.625%, 03/01/29	423,952
470,000	3.875%, 03/01/31	413,050
240,000	2.875%, 10/15/26	222,737
1,047,000	StoneX Group, Inc.*
	8.625%, 06/15/25	1,058,967
	United Wholesale Mortgage, LLC*
1,212,000	5.500%, 04/15/29	1,146,164
525,000	5.750%, 06/15/27	516,017
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
525,000	6.500%, 02/15/29	370,492
520,000	10.500%, 02/15/28	529,178
1,200,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	1,049,352
1,091,000	XHR, LP*
	6.375%, 08/15/25	1,092,800
		54,161,336
	Health Care (2.8%)
	Bausch Health Companies, Inc.*
2,092,000	11.000%, 09/30/28	1,437,894
413,000	14.000%, 10/15/30	233,717
391,000	6.125%, 02/01/27	248,164
	CHS/Community Health Systems, Inc.*
2,075,000	6.125%, 04/01/30	1,374,563
594,000	6.875%, 04/15/29	410,015
583,000	8.000%, 03/15/26	574,442
525,000	10.875%, 01/15/32	551,581
130,000	5.250%, 05/15/30	108,061
	DaVita, Inc.*
1,220,000	3.750%, 02/15/31	1,006,402
1,154,000	4.625%, 06/01/30	1,021,902
	Embecta Corp.*
783,000	5.000%, 02/15/30	641,543
260,000	6.750%, 02/15/30	229,414
	Encompass Health Corp.
525,000	4.750%, 02/01/30	493,505
525,000	4.500%, 02/01/28	502,241
1,234,000	HCA, Inc.^
	7.500%, 11/06/33	1,393,297
340,000	Jazz Securities DAC*
	4.375%, 01/15/29	314,554
	Medline Borrower, LP*
1,297,000	5.250%, 10/01/29^	1,210,360
1,295,000	3.875%, 04/01/29	1,173,969
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,900,000	5.125%, 04/30/31	1,636,641
450,000	4.125%, 04/30/28	411,728
1,103,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	932,476
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27	2,460,193
1,420,000	6.875%, 11/15/31	1,463,764
	Teva Pharmaceutical Finance Netherlands III, BV
1,320,000	5.125%, 05/09/29^	1,274,104
1,000,000	4.750%, 05/09/27	967,500
500,000	3.150%, 10/01/26	466,790
		22,538,820
	Industrials (5.9%)
1,200,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	1,089,084
825,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	819,596
1,055,000	Air Lease Corp.‡
	4.125%, 02/01/36
	5 year CMT + 3.15%	894,176
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,750,000	4.625%, 01/15/27	1,698,952
780,000	5.875%, 02/15/28	779,602
937,000	Allegiant Travel Company*
	7.250%, 08/15/27	916,854
587,000	Arcosa, Inc.*
	4.375%, 04/15/29	550,900
2,650,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	1,285,992
821,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	744,434
	Bombardier, Inc.*
533,000	7.875%, 04/15/27	533,736
520,000	8.750%, 11/15/30	547,186
1,044,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	968,936
1,078,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	1,057,928

See accompanying Notes to Schedule of Investments

5

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
257,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	$252,968
1,360,000	Deluxe Corp.*
	8.000%, 06/01/29	1,225,197
1,048,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	1,049,425
520,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	525,668
	EnerSys*
500,000	6.625%, 01/15/32	507,220
500,000	4.375%, 12/15/27	473,770
634,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	569,662
	Graphic Packaging International, LLC*
675,000	4.750%, 07/15/27	657,626
484,000	3.500%, 03/01/29	437,754
1,141,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	990,970
2,438,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,215,654
1,289,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	1,212,304
1,350,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	1,326,928
1,210,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	1,138,828
	JELD-WEN, Inc.*
727,000	4.625%, 12/15/25	711,021
540,000	4.875%, 12/15/27^	515,732
1,690,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,579,288
1,040,000	Knife River Holding Company*
	7.750%, 05/01/31	1,094,142
255,000	MasTec, Inc.*µ^
	4.500%, 08/15/28	239,601
650,000	Moog, Inc.*
	4.250%, 12/15/27	609,466
1,302,000	Newfold Digital Holdings Group, Inc.*
	6.000%, 02/15/29	986,213
1,040,000	Novelis Corp.*
	4.750%, 01/30/30	965,879
390,000	OI European Group, BV*
	4.750%, 02/15/30	361,343
1,200,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^
	4.000%, 10/15/27	1,120,380
	Sealed Air Corp.*
809,000	6.125%, 02/01/28	813,417
261,000	5.000%, 04/15/29^	251,758
260,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	272,761
400,000	Sensata Technologies, BV*
	4.000%, 04/15/29	366,400
519,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	452,111
	Sinclair Television Group, Inc.*
774,000	4.125%, 12/01/30	598,797
515,000	5.500%, 03/01/30	397,168
1,030,000	Standard Industries, Inc.*
	5.000%, 02/15/27	1,001,912
835,000	Stericycle, Inc.*
	3.875%, 01/15/29	760,201
779,000	STL Holding Company, LLC*
	7.500%, 02/15/26	793,466
260,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	270,426
	TransDigm, Inc.
1,125,000	6.875%, 12/15/30*	1,157,006
815,000	7.500%, 03/15/27	817,681
790,000	6.750%, 08/15/28*	803,959
589,000	6.250%, 03/15/26*	586,214
390,000	7.125%, 12/01/31*	406,868
1,039,000	Tronox, Inc.*
	4.625%, 03/15/29	918,559
383,042	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	350,304
1,039,000	Vertiv Group Corp.*
	4.125%, 11/15/28	967,693
1,095,000	Wabash National Corp.*
	4.500%, 10/15/28	998,585
915,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	889,115
	Williams Scotsman, Inc.*
604,000	4.625%, 08/15/28	570,303
530,000	7.375%, 10/01/31	555,721
		47,654,840
	Information Technology (1.9%)
266,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	249,859
604,000	Coherent Corp.*
	5.000%, 12/15/29	565,725
606,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	482,315
955,000	CommScope, Inc.*
	4.750%, 09/01/29	632,391
660,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	674,560
522,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	485,825
520,000	Fair Isaac Corp.*
	4.000%, 06/15/28	484,739
1,130,000	KBR, Inc.*
	4.750%, 09/30/28	1,042,561
	MPH Acquisition Holdings, LLC*
1,130,000	5.750%, 11/01/28	899,740
520,000	5.500%, 09/01/28	462,405
528,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	554,294
522,000	NCR Voyix Corp.*
	5.125%, 04/15/29	491,552
771,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	707,855
	Open Text Corp.*
780,000	3.875%, 02/15/28	725,111
525,000	6.900%, 12/01/27	545,743
391,000	3.875%, 12/01/29	353,108
391,000	Open Text Holdings, Inc.*^
	4.125%, 12/01/31	346,199
969,000	Playtika Holding Corp.*
	4.250%, 03/15/29	840,792

See accompanying Notes to Schedule of Investments

6

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,450,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	$1,312,207
	Twilio, Inc.
725,000	3.625%, 03/15/29	655,538
259,000	3.875%, 03/15/31	228,412
394,000	UKG, Inc.*
	6.875%, 02/01/31	398,862
1,300,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,133,158
1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,069,200
		15,342,151
	Materials (1.8%)
555,000	ArcelorMittal, SA
	7.000%, 10/15/39	605,932
500,000	ATI, Inc.
	5.875%, 12/01/27	492,335
258,000	Carpenter Technology Corp.
	7.625%, 03/15/30	266,994
780,000	Chemours Company*
	4.625%, 11/15/29	682,835
1,640,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,539,944
780,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	787,192
	Commercial Metals Company
522,000	4.125%, 01/15/30	477,745
261,000	4.375%, 03/15/32	233,645
1,210,000	Constellium, SE*^
	3.750%, 04/15/29	1,090,912
512,000	HB Fuller Company
	4.250%, 10/15/28	477,624
525,000	INEOS Finance, PLC*^
	6.750%, 05/15/28	513,833
800,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	808,944
920,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	848,378
260,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	221,671
	Mercer International, Inc.
1,367,000	5.125%, 02/01/29	1,173,665
520,000	12.875%, 10/01/28*	559,192
1,015,000	OCI, NV*
	6.700%, 03/16/33	1,014,838
	Owens-Brockway Glass Container, Inc.*^
785,000	7.250%, 05/15/31	792,457
505,000	6.625%, 05/13/27	505,626
1,194,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,124,891
521,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	204,743
		14,423,396
	Other (0.1%)
	Gen Digital, Inc.*
475,000	7.125%, 09/30/30^	492,922
475,000	6.750%, 09/30/27	482,951
		975,873
	Real Estate (0.4%)
834,000	EPR Properties
	3.750%, 08/15/29	743,695
	Forestar Group, Inc.*
750,000	5.000%, 03/01/28	713,385
551,000	3.850%, 05/15/26	524,040
1,168,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	1,064,398
485,000	Service Properties Trust^
	5.250%, 02/15/26	469,994
		3,515,512
	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,045,000	6.750%, 01/15/30	940,699
524,000	4.625%, 01/15/29	482,986
		1,423,685
	Utilities (0.1%)
379,000	PPL Capital Funding, Inc.‡
	8.275%, 03/30/67
	3 mo. LIBOR + 2.67%	363,692
	Vistra Corp.*‡
525,000	7.000%, 02/01/68
	5 year CMT + 5.74%	512,505
270,000	8.000%, 02/01/68
	5 year CMT + 6.93%	271,250
		1,147,447
	Total Corporate Bonds
	(Cost $335,305,404)	330,335,027

Convertible Bonds (104.3%)
	Communication Services (9.5%)
1,040,000	Cable One, Inc.µ
	0.000%, 03/15/26	893,474
	Liberty Media Corp.*
9,250,000	3.750%, 03/15/28	11,476,105
8,750,000	2.375%, 09/30/53	9,185,312
9,750,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	10,161,645
5,750,000	Match Group Financeco 3, Inc.*µ~
	2.000%, 01/15/30	5,119,800
6,750,000	Perficient, Inc.µ
	0.125%, 11/15/26	5,747,625
16,500,000	Sea, Ltd.
	0.250%, 09/15/26	13,914,120
	Snap, Inc.µ
11,500,000	0.000%, 05/01/27	9,263,595
6,000,000	0.750%, 08/01/26	6,299,100
3,750,000	Zillow Group, Inc.µ
	1.375%, 09/01/26	5,122,988
		77,183,764
	Consumer Discretionary (20.9%)
12,250,000	Airbnb, Inc.µ
	0.000%, 03/15/26	11,136,475
5,000,000	Booking Holdings, Inc.µ
	0.750%, 05/01/25	9,335,350

See accompanying Notes to Schedule of Investments

7

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
4,500,000	Carnival Corp.
	5.750%, 12/01/27	$6,851,565
7,500,000	Chegg, Inc.µ
	0.000%, 09/01/26	6,232,650
	DISH Network Corp.µ
15,570,000	0.000%, 12/15/25	11,144,227
1,026,000	2.375%, 03/15/24	1,005,942
12,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	10,429,625
14,000,000	Etsy, Inc.µ
	0.125%, 09/01/27	11,611,320
18,500,000	Ford Motor Company
	0.000%, 03/15/26	18,032,505
9,250,000	Liberty Broadband Corp.*µ
	3.125%, 03/31/53	9,082,482
2,620,000	Lucid Group, Inc.*
	1.250%, 12/15/26	1,041,738
11,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	9,727,960
12,250,000	Rivian Automotive, Inc.*µ
	4.625%, 03/15/29	13,048,455
2,250,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	5,892,885
6,250,000	Shake Shack, Inc.µ
	0.000%, 03/01/28	5,122,188
3,500,000	Stride, Inc.
	1.125%, 09/01/27	4,487,735
16,250,000	Vail Resorts, Inc.µ
	0.000%, 01/01/26	14,675,700
14,500,000	Wayfair, Inc.µ
	3.250%, 09/15/27	16,011,045
3,991,000	Winnebago Industries, Inc.*µ
	3.250%, 01/15/30	4,106,819
		168,976,666
	Consumer Staples (0.6%)
5,000,000	Post Holdings, Inc.
	2.500%, 08/15/27	5,205,450

	Energy (2.0%)
5,265,000	Nabors Industries, Inc.*µ
	1.750%, 06/15/29	3,896,784
4,500,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	5,013,495
3,000,000	Pioneer Natural Resources Companyµ
	0.250%, 05/15/25	7,459,020
	SunEdison, Inc.@&
10,545,000	0.250%, 01/15/49	105,450
1,027,000	2.000%, 10/01/49	10,270
		16,485,019
	Financials (1.3%)
9,250,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	10,765,150

	Health Care (21.8%)
5,000,000	Alnylam Pharmaceuticals, Inc.µ
	1.000%, 09/15/27	4,824,650
6,000,000	Alphatec Holdings, Inc.µ
	0.750%, 08/01/26	6,585,660
6,019,000	BioMarin Pharmaceutical, Inc.µ
	0.599%, 08/01/24	5,929,979
10,250,000	CONMED Corp.µ
	2.250%, 06/15/27	9,752,055
13,500,000	CryoPort, Inc.*µ
	0.750%, 12/01/26	11,059,335
	Dexcom, Inc.µ
17,458,000	0.250%, 11/15/25	18,074,791
8,750,000	0.375%, 05/15/28*	8,818,950
3,067,000	Enovis Corp.*
	3.875%, 10/15/28	3,791,763
4,500,000	Envista Holdings Corp.*µ
	1.750%, 08/15/28	4,109,895
	Exact Sciences Corp.µ
7,500,000	0.375%, 03/15/27	6,970,800
4,000,000	2.000%, 03/01/30*	4,442,920
7,750,000	Halozyme Therapeutics, Inc.µ
	1.000%, 08/15/28	7,032,117
2,278,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	2,313,594
4,750,000	Insmed, Inc.µ
	0.750%, 06/01/28	5,177,120
5,000,000	Insulet Corp.µ
	0.375%, 09/01/26	5,355,900
9,750,000	Integer Holdings Corp.*
	2.125%, 02/15/28	12,703,567
4,750,000	Ionis Pharmaceuticals, Inc.
	0.000%, 04/01/26	5,051,863
10,905,000	Jazz Investments I, Ltd.µ
	2.000%, 06/15/26	10,996,820
4,040,000	Lantheus Holdings, Inc.µ
	2.625%, 12/15/27	4,188,228
11,250,000	NeoGenomics, Inc.µ
	0.250%, 01/15/28	8,597,137
9,500,000	Omnicell, Inc.µ
	0.250%, 09/15/25	8,733,350
8,750,000	Pacira BioSciences, Inc.µ
	0.750%, 08/01/25	8,131,375
4,000,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	4,515,200
9,000,000	Shockwave Medical, Inc.*
	1.000%, 08/15/28	9,519,120
		176,676,189
	Industrials (8.0%)
4,750,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	5,839,127
4,500,000	Fluor Corp.*^
	1.125%, 08/15/29	4,767,885
7,750,000	John Bean Technologies Corp.µ
	0.250%, 05/15/26	7,019,485
4,750,000	Middleby Corp.
	1.000%, 09/01/25	5,612,743
3,250,000	Parsons Corp.
	0.250%, 08/15/25	4,829,695
4,500,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	4,576,320
	Uber Technologies, Inc.
21,750,000	0.000%, 12/15/25µ	22,482,975
8,646,000	0.875%, 12/01/28*	9,658,360
		64,786,590
	Information Technology (33.5%)
4,500,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	4,663,980
	Akamai Technologies, Inc.
9,000,000	1.125%, 02/15/29*	10,004,940
4,750,000	0.375%, 09/01/27µ	5,442,123
10,000,000	Bentley Systems, Inc.
	0.125%, 01/15/26	9,807,400

See accompanying Notes to Schedule of Investments

8

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
11,750,000	BILL Holdings, Inc.µ
	0.000%, 04/01/27	$9,872,467
3,500,000	Camtek, Ltd.*
	0.000%, 12/01/26	4,999,715
6,250,000	Confluent, Inc.µ
	0.000%, 01/15/27	5,233,938
8,250,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	12,414,270
5,171,000	Datadog, Inc.µ
	0.125%, 06/15/25	7,318,309
6,750,000	DigitalOcean Holdings, Inc.µ
	0.000%, 12/01/26	5,566,118
10,012,000	Enphase Energy, Inc.µ
	0.000%, 03/01/26	8,993,179
2,250,000	Five9, Inc.µ
	0.500%, 06/01/25	2,163,105
2,250,000	MongoDB, Inc.µ
	0.250%, 01/15/26	4,370,468
	NCL Corp., Ltd.
6,500,000	1.125%, 02/15/27µ	5,785,845
5,000,000	2.500%, 02/15/27µ	4,579,600
3,250,000	5.375%, 08/01/25	3,918,915
6,750,000	Nutanix, Inc.µ
	0.250%, 10/01/27	7,749,877
	Okta, Inc.µ
8,000,000	0.125%, 09/01/25	7,392,000
4,250,000	0.375%, 06/15/26	3,779,313
18,500,000	ON Semiconductor Corp.*µ
	0.500%, 03/01/29	17,969,050
6,000,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	20,411,880
2,250,000	Q2 Holdings, Inc.µ
	0.750%, 06/01/26	2,054,723
8,250,000	Rapid7, Inc.
	1.250%, 03/15/29	9,032,842
12,250,000	Repay Holdings Corp.*µ
	0.000%, 02/01/26	10,414,460
4,500,000	Seagate HDD Cayman*
	3.500%, 06/01/28	5,419,215
15,000,000	Shift4 Payments, Inc.
	0.000%, 12/15/25	16,549,950
7,000,000	SK Hynix, Inc.
	1.750%, 04/11/30	9,229,710
10,750,000	Tyler Technologies, Inc.^
	0.250%, 03/15/26	10,910,712
13,250,000	Unity Software, Inc.µ
	0.000%, 11/15/26	11,022,277
5,500,000	Western Digital Corp.*
	3.000%, 11/15/28	7,144,170
7,000,000	Wix.com, Ltd.
	0.000%, 08/15/25	6,404,440
	Wolfspeed, Inc.
9,500,000	1.875%, 12/01/29	5,478,745
5,711,000	0.250%, 02/15/28	3,382,854
4,500,000	Workiva, Inc.*µ
	1.250%, 08/15/28	4,335,435
4,500,000	Zscaler, Inc.
	0.125%, 07/01/25	7,162,830
		270,978,855
	Materials (1.9%)
1,500,000	ATI, Inc.
	3.500%, 06/15/25	4,000,275
3,750,000	Ivanhoe Mines, Ltd.*
	2.500%, 04/15/26	5,597,250
6,858,000	MP Materials Corp.*µ
	0.250%, 04/01/26	5,890,816
		15,488,341
	Other (0.1%)
525,000	Multiplan Corp.*µ
	6.000%, 10/15/27
	7.000% PIK rate	367,721

	Real Estate (0.7%)
6,500,000	Pebblebrook Hotel Trustµ
	1.750%, 12/15/26	5,831,410

	Utilities (4.0%)
4,500,000	CMS Energy Corp.*
	3.375%, 05/01/28	4,414,725
7,000,000	PG&E Corp.*µ
	4.250%, 12/01/27	7,135,730
16,500,000	PPL Capital Funding, Inc.*
	2.875%, 03/15/28	15,742,815
4,750,000	Southern Company*
	3.875%, 12/15/25	4,732,188
		32,025,458
	Total Convertible Bonds
	(Cost $882,749,281)	844,770,613

Bank Loans (6.4%) ¡
	Airlines (0.2%)
748,000	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	767,583
752,500	Mileage Plus Holdings, LLC‡
	10.770%, 06/21/27
	3 mo. SOFR + 5.25%	776,565
		1,544,148
	Communication Services (0.3%)
126,698	Clear Channel Outdoor Holdings, Inc.‡
	9.074%, 08/21/26
	3 mo. SOFR + 3.50%	125,443
865,000	DirecTV Financing, LLC!
	0.000%, 08/02/29	865,722
1,527,000	Entercom Media Corp.‡&
	8.145%, 11/18/24
	3 mo. SOFR + 2.50%	857,388
525,000	Telesat Canada‡
	8.400%, 12/07/26
	3 mo. SOFR + 2.75%	322,284
		2,170,837
	Consumer Discretionary (1.3%)
768,000	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	769,444
1,066,938	Caesars Entertainment, Inc.‡
	8.663%, 02/06/30
	3 mo. SOFR + 3.25%	1,067,791
1,196,947	Carnival Corp.‡
	8.697%, 10/18/28
	1 mo. SOFR + 3.25%	1,198,628

See accompanying Notes to Schedule of Investments

9

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,044,750	Carnival Corp.‡
	8.336%, 08/08/27
	1 mo. SOFR + 3.00%	$1,046,578
1,042,125	Hanesbrands, Inc.‡
	9.083%, 03/08/30
	1 mo. SOFR + 3.75%	1,038,217
596,912	Life Time Fitness, Inc.‡
	9.824%, 01/15/26
	3 mo. SOFR + 4.25%	601,090
631,932	Petco Health & Wellness Company, Inc.‡
	8.860%, 03/03/28
	3 mo. SOFR + 3.25%	594,878
2,575,295	PetSmart, Inc.‡
	9.183%, 02/11/28
	1 mo. SOFR + 3.75%	2,566,990
647,719	TKC Holdings, Inc.‡
	10.947%, 05/15/28
	1 mo. SOFR + 5.50%	628,126
1,049,338	Windsor Holdings III, LLC‡
	9.848%, 08/01/30
	1 mo. SOFR + 4.50%	1,052,108
		10,563,850
	Consumer Staples (0.7%)
2,215,189	Amneal Pharmaceuticals, LLC‡
	10.833%, 05/04/28
	1 mo. SOFR + 5.50%	2,204,113
1,844,274	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	1,845,427
1,050,000	Star Parent, Inc.‡
	9.348%, 09/27/30
	3 mo. SOFR + 4.00%	1,027,031
529,478	United Natural Foods, Inc.‡
	8.697%, 10/22/25
	1 mo. SOFR + 3.25%	529,120
		5,605,691
	Energy (0.3%)
815,000	Buckeye Partners, LP‡
	7.833%, 11/22/30
	1 mo. SOFR + 2.50%	815,680
525,000	New Fortress Energy, Inc.‡
	10.317%, 10/27/28
	3 mo. SOFR + 5.00%	526,050
1,326,284	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	1,327,445
		2,669,175
	Financials (0.9%)
265,000	Advisor Group, Inc.‡
	9.833%, 08/17/28
	1 mo. SOFR + 4.50%	265,083
864,245	Alliant Holdings Intermediate LLC‡
	8.833%, 11/06/30
	1 mo. SOFR + 3.50%	867,028
776,105	Amynta Agency Borrower, Inc.‡
	9.583%, 02/28/28
	1 mo. SOFR + 4.25%	777,351
1,036,809	AssuredPartners, Inc.‡
	8.833%, 02/12/27
	1 mo. SOFR + 3.50%	1,034,647
788,025	Avolon TLB Borrower 1, LLC‡
	7.337%, 06/22/28
	1 mo. SOFR + 2.00%	788,746
550,000	Broadstreet Partners, Inc.‡
	9.083%, 01/27/29
	1 mo. SOFR + 3.75%	550,344
1,336	Castlelake Aviation, Ltd.‡
	8.116%, 10/22/26
	3 mo. SOFR + 2.75%	1,336
1,100,000	HUB International, Ltd.!
	0.000%, 06/20/30	1,101,892
785,000	Iron Mountain, Inc.‡
	7.569%, 01/31/31
	3 mo. SOFR + 2.25%	781,813
1,395,992	VFH Parent, LLC‡
	8.433%, 01/13/29
	1 mo. SOFR + 3.00%	1,395,294
		7,563,534
	Health Care (0.5%)
528,571	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	529,726
1,152,941	Padagis, LLC‡
	10.341%, 07/06/28
	3 mo. SOFR + 4.75%	1,118,359
131,694	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	131,981
2,585,863	Team Health Holdings, Inc.‡
	10.563%, 03/02/27
	3 mo. SOFR + 5.25%	2,156,262
7,373	Team Health Holdings, Inc.‡
	10.583%, 03/02/27
	1 mo. SOFR + 5.25%	6,166
		3,942,494
	Industrials (0.8%)
534,400	ACProducts, Inc.!
	0.000%, 05/17/28	463,654
507,000	ACProducts, Inc.‡
	9.860%, 05/17/28
	3 mo. SOFR + 4.25%	439,881
640,250	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	641,700
987,587	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	991,908
645,519	Emrld Borrower, LP‡
	8.313%, 05/31/30
	1 mo. SOFR + 3.00%	646,448
1,182,000	Light and Wonder International, Inc.‡
	8.083%, 04/14/29
	1 mo. SOFR + 3.00%	1,182,000
1,065,000	TransDigm, Inc.‡
	8.598%, 02/14/31
	3 mo. SOFR + 3.25%	1,067,561
1,006,240	United Airlines, Inc.‡
	9.201%, 04/21/28
	1 mo. SOFR + 3.75%	1,009,465
		6,442,617

See accompanying Notes to Schedule of Investments

10

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Information Technology (0.5%)
1,403,400	Banff Merger Sub, Inc.‡
	9.583%, 12/29/28
	1 mo. SOFR + 4.25%	$1,406,908
808,981	Camelot US Acquisition, LLC‡
	8.337%, 10/30/26
	1 mo. SOFR + 3.00%	809,385
982,975	Central Parent, Inc.‡
	9.348%, 07/06/29
	3 mo. SOFR + 4.00%	986,047
919,087	II-VI, Inc.‡
	8.087%, 07/02/29
	1 mo. SOFR + 2.75%	916,559
		4,118,899
	Materials (0.7%)
783,038	Chemours Company‡
	8.833%, 08/18/28
	1 mo. SOFR + 3.50%	782,255
1,044,750	Ineos US Finance, LLC‡
	8.837%, 02/18/30
	1 mo. SOFR + 3.50%	1,034,626
800,333	Innophos, Inc.‡
	8.697%, 02/05/27
	1 mo. SOFR + 3.25%	791,166
1,308,425	LSF11 A5 Holdco, LLC‡
	9.683%, 10/15/28
	1 mo. SOFR + 4.25%	1,310,067
780,404	Trinseo Materials Operating SCA‡
	8.150%, 05/03/28
	3 mo. SOFR + 2.50%	599,221
1,070,419	W.R. Grace & Co.-Conn.‡
	9.360%, 09/22/28
	3 mo. SOFR + 3.75%	1,073,004
		5,590,339
	Special Purpose Acquisition Companies (0.2%)
522,050	Clydesdale Acquisition Holdings, Inc.‡
	9.108%, 04/13/29
	1 mo. SOFR + 3.68%	519,356
260,363	Fertitta Entertainment, LLC‡
	9.333%, 01/27/29
	1 mo. SOFR + 4.00%	259,961
1,046,750	Patagonia Holdco, LLC‡
	11.116%, 08/01/29
	3 mo. SOFR + 5.75%	962,487
		1,741,804
	Total Bank Loans
	(Cost $52,855,171)	51,953,388

NUMBER OF
SHARES		VALUE

Common Stocks (0.4%)
	Communication Services (0.0%)
21,970	Altice USA, Inc. - Class A^#	53,607
7,383	Cumulus Media, Inc. - Class Aµ#	33,962
		87,569
	Consumer Staples (0.0%)
7,203	Mallinckrodt, PLC#	275,515
	Energy (0.4%)
1,506	Chesapeake Energy Corp.µ	116,128
72,575	Energy Transfer, LP	1,037,822
43,085	Enterprise Products Partners, LP	1,152,954
7,238	Ep Energy Corp.#	21,714
9,267	ONEOK, Inc.^	632,473
		2,961,091
	Special Purpose Acquisition Company (0.0%)
12,300	Intelsat Emergence, SA&#	335,175
	Total Common Stocks
	(Cost $4,766,897)	3,659,350

Convertible Preferred Stocks (3.4%)
	Energy (0.0%)
29	Gulfport Energy Corp.
	10.000%, 03/04/24
	15.000% PIK rate	268,250

	Financials (2.0%)
89,885	Apollo Global Management, Inc.
	6.750%, 07/31/26	5,251,081
8,775	Bank of America Corp. ‡‡
	7.250%	10,686,634
		15,937,715
	Industrials (0.5%)
81,495	Chart Industries, Inc.
	6.750%, 12/15/25	4,060,081

	Utilities (0.9%)
194,000	NextEra Energy, Inc.^
	6.926%, 09/01/25	7,218,740
	Total Convertible Preferred Stocks
	(Cost $30,905,605)	27,484,786

Preferred Stocks (0.4%)
	Communication Services (0.1%)
	United States Cellular Corp.µ
12,900	5.500%, 06/01/70	236,715
12,370	5.500%, 03/01/70	228,969
		465,684
	Consumer Discretionary (0.1%)
6,662	Guitar Center, Inc.&	546,284

	Energy (0.2%)
32,380	NuStar Energy, LP‡
	11.282%,
	3 mo. LIBOR + 5.64%	832,166
7,920	NuStar Energy, LP‡
	12.405%,
	3 mo. LIBOR + 6.77%	204,494

See accompanying Notes to Schedule of Investments

11

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
47,000	NuStar Logistics, LP‡
	12.310%, 01/15/43
	3 mo. LIBOR + 6.73%	$1,215,420
		2,252,080
	Total Preferred Stocks
	(Cost $3,419,819)	3,264,048

Warrants (0.0%) #
	Energy (0.0%)
52,447	Mcdermott International, Ltd.&
	06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd.&
	06/30/27, Strike $12.33	5
	Total Warrants
	(Cost $20,126)	10

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Option (0.1%) #
	Information Technology (0.1%)
400	Zscaler, Inc.
9,426,800	Put, 06/21/24, Strike $200.00
	(Cost $545,368)	412,000
	TOTAL INVESTMENTS (155.9%)
	(Cost $1,311,353,373)	1,262,661,362

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.9%)		(145,000,000)

LIABILITIES, LESS OTHER ASSETS (-38.0%)		(307,976,995)

NET ASSETS (100.0%)		$809,684,367

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $507,225,661.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $912,660.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$782,140	$—	$782,140
Corporate Bonds	—	330,335,027	—	330,335,027
Convertible Bonds	—	844,770,613	—	844,770,613
Bank Loans	—	51,953,388	—	51,953,388
Common Stocks	3,026,946	632,404	—	3,659,350
Convertible Preferred Stocks	27,216,536	268,250	—	27,484,786
Preferred Stocks	2,717,764	546,284	—	3,264,048
Warrants	—	10	—	10
Purchased Options	412,000	—	—	412,000
Total	$33,373,246	$1,229,288,116	$—	$1,262,661,362

See accompanying Notes to Schedule of Investments

12

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
955,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $882,759)	$878,757

Corporate Bonds (16.2%)
	Airlines (0.2%)
1,070,769	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	1,039,417
511,510	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	516,789
1,235,220	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	1,102,026
663,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	656,987
1,162,907	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	1,055,117
971,396	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	979,769
		5,350,105
	Communication Services (1.6%)
700,000	Altice France Holding, SA*
	10.500%, 05/15/27	404,495
1,400,000	Altice France, SA*
	5.500%, 10/15/29	1,034,054
1,415,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,325,034
1,270,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	1,034,936
	Audacy Capital Corp.*@
1,479,000	6.750%, 03/31/29	59,707
538,000	6.500%, 05/01/27	22,956
1,070,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	949,036
1,190,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	1,243,538
1,665,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,450,731
	CSC Holdings, LLC*
1,800,000	5.375%, 02/01/28	1,549,278
1,800,000	4.625%, 12/01/30	931,500
1,395,000	4.500%, 11/15/31	1,002,545
1,250,000	5.750%, 01/15/30	663,788
1,190,000	5.500%, 04/15/27	1,069,941
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
825,000	6.625%, 08/15/27	56,455
656,000	5.375%, 08/15/26	46,300
1,466,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	1,393,975
1,210,000	Frontier California, Inc.
	6.750%, 05/15/27	1,170,276
	Frontier Communications Holdings, LLC*
749,000	5.000%, 05/01/28	692,061
298,000	8.750%, 05/15/30	305,364
1,333,000	Frontier Florida, LLC@
	6.860%, 02/01/28	1,284,492
1,785,000	Frontier North, Inc.@
	6.730%, 02/15/28	1,712,350
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
1,030,000	3.500%, 03/01/29	932,892
301,000	5.250%, 12/01/27	295,726
	iHeartCommunications, Inc.
750,000	8.375%, 05/01/27	469,193
450,000	5.250%, 08/15/27*	349,889
1,480,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	1,435,156
875,638	Ligado Networks, LLC*
	15.500%, 11/01/23
	PIK rate	150,785
	Lumen Technologies, Inc.
900,000	7.600%, 09/15/39	239,517
600,000	4.000%, 02/15/27*	317,652
300,000	7.650%, 03/15/42	82,716
596,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	510,516
1,000,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	973,540
	Paramount Global
1,160,000	4.900%, 08/15/44	917,676
286,000	6.375%, 03/30/62‡
	5 year CMT + 4.00%	255,578
419,000	Qwest Corp.
	7.250%, 09/15/25	410,725
235,000	Rogers Communications, Inc.*‡
	5.250%, 03/15/82
	5 year CMT + 3.59%	224,136
	Scripps Escrow II, Inc.*
591,000	3.875%, 01/15/29	514,093
295,000	5.375%, 01/15/31	226,808
985,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	888,963
	Sirius XM Radio, Inc.*
1,500,000	5.500%, 07/01/29	1,427,700
1,185,000	4.000%, 07/15/28	1,076,667
585,000	3.125%, 09/01/26	547,115
298,000	3.875%, 09/01/31	248,842
1,084,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	576,460
3,045,000	Sprint, LLC
	7.125%, 06/15/24	3,059,981
1,350,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,239,340
1,196,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	709,192
480,000	Time Warner Cable, LLC
	7.300%, 07/01/38	503,784

See accompanying Notes to Schedule of Investments

1

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,356,000	United States Cellular Corp.
	6.700%, 12/15/33	$1,398,131
906,000	Univision Communications, Inc.*
	8.000%, 08/15/28	922,082
600,000	Viasat, Inc.*
	5.625%, 04/15/27	563,286
125,000	Vodafone Group, PLC‡
	7.000%, 04/04/79
	U.S. 5 yr Swap + 4.87%	129,273
		41,000,226
	Consumer Discretionary (3.3%)
1,435,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	1,461,246
1,200,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,229,904
1,505,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	1,590,966
943,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	922,659
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
1,043,000	4.625%, 08/01/29	950,382
856,000	6.625%, 01/15/28	849,203
1,487,000	At Home Group, Inc.*
	4.875%, 07/15/28	657,477
	Bath & Body Works, Inc.
1,577,000	6.694%, 01/15/27	1,603,289
875,000	6.875%, 11/01/35	875,499
800,000	Benteler International AG*
	10.500%, 05/15/28	857,856
	Caesars Entertainment, Inc.*
728,000	4.625%, 10/15/29	665,428
605,000	8.125%, 07/01/27	621,402
	Carnival Corp.*
601,000	4.000%, 08/01/28	557,451
596,000	7.625%, 03/01/26	605,667
75,000	7.000%, 08/15/29	78,100
	Carvana Company*
242,000	14.000%, 06/01/31	216,031
205,000	13.000%, 06/01/30	182,788
136,000	12.000%, 12/01/28	120,779
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,610,000	5.125%, 05/01/27	2,519,198
2,110,000	4.500%, 08/15/30	1,834,012
1,370,000	6.375%, 09/01/29	1,334,558
1,300,000	4.750%, 03/01/30	1,155,882
1,198,000	4.250%, 02/01/31	1,011,244
620,000	5.000%, 02/01/28	585,714
596,000	4.750%, 02/01/32	511,791
596,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	577,303
900,000	Cedar Fair, LP^
	5.250%, 07/15/29	861,453
600,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	608,610
	Dana, Inc.
985,000	4.250%, 09/01/30	862,220
896,000	4.500%, 02/15/32	771,635
	DISH DBS Corp.
1,265,000	5.125%, 06/01/29	471,744
895,000	5.250%, 12/01/26*	706,773
739,000	7.375%, 07/01/28	327,067
600,000	5.750%, 12/01/28*	404,742
476,000	7.750%, 07/01/26	281,678
1,200,000	DISH Network Corp.*
	11.750%, 11/15/27	1,253,316
1,675,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,553,378
1,308,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,203,556
1,240,000	Ford Motor Company^
	6.100%, 08/19/32	1,240,806
	Ford Motor Credit Company, LLC
1,885,000	4.000%, 11/13/30	1,682,268
1,555,000	7.200%, 06/10/30	1,653,789
1,450,000	5.113%, 05/03/29	1,409,356
1,100,000	7.350%, 11/04/27	1,157,145
1,000,000	2.900%, 02/16/28	900,460
447,000	Gap, Inc.*
	3.875%, 10/01/31	369,405
600,000	General Motors Company
	5.200%, 04/01/45	544,434
	General Motors Financial Company, Inc.‡
310,000	5.700%, 02/01/36^
	5 year CMT + 5.00%	285,665
155,000	6.500%, 02/01/36
	3 mo. LIBOR + 3.44%	145,162
	goeasy, Ltd.*
2,100,000	9.250%, 12/01/28	2,238,159
1,111,000	4.375%, 05/01/26	1,063,116
635,000	Goodyear Tire & Rubber Company^
	5.250%, 07/15/31	578,548
511,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	471,883
1,280,000	Guitar Center, Inc.*
	8.500%, 01/15/26	1,137,331
915,000	International Game Technology, PLC*
	6.250%, 01/15/27	921,076
328,990	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	331,687
1,045,000	Kohl's Corp.
	5.550%, 07/17/45	713,129
1,200,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,232,208
1,175,000	Liberty Interactive, LLC
	8.250%, 02/01/30	627,755
1,159,000	Life Time, Inc.*
	8.000%, 04/15/26	1,172,421
600,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	625,254
450,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	468,045
767,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	767,583
780,000	M/I Homes, Inc.
	3.950%, 02/15/30	699,551
	Macy's Retail Holdings, LLC
1,392,000	6.700%, 07/15/34*	1,171,438
1,205,000	4.300%, 02/15/43	914,944
1,025,000	Mclaren Finance, PLC*
	7.500%, 08/01/26	908,960

See accompanying Notes to Schedule of Investments

2

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	$1,409,342
725,000	Newell Brands, Inc.
	5.200%, 04/01/26	706,034
	Nordstrom, Inc.
600,000	5.000%, 01/15/44	433,554
551,000	4.250%, 08/01/31	460,052
1,783,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	1,644,479
1,370,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	1,178,433
	PetSmart, Inc. / PetSmart Finance Corp.*
375,000	7.750%, 02/15/29	364,470
375,000	4.750%, 02/15/28	350,535
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	1,258,779
600,000	QVC, Inc.
	5.450%, 08/15/34	398,730
600,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	643,476
2,333,000	Rite Aid Corp.*@
	8.000%, 11/15/26	1,772,357
600,000	Royal Caribbean Cruises, Ltd.*
	7.250%, 01/15/30	625,668
1,670,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	1,439,774
1,800,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	1,838,124
1,348,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	1,221,032
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	794,581
2,430,000	Station Casinos, LLC*
	4.500%, 02/15/28	2,293,021
300,000	Stl Holding Company, LLC*
	8.750%, 02/15/29	300,000
707,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	704,646
300,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	321,459
1,355,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	1,332,412
	ZF North America Capital, Inc.*
1,200,000	7.125%, 04/14/30	1,266,552
400,000	6.875%, 04/14/28	412,296
		81,483,385
	Consumer Staples (0.7%)
1,335,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	1,296,806
1,739,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,801,621
1,210,000	B&G Foods, Inc.*
	8.000%, 09/15/28	1,263,373
1,358,000	Central Garden & Pet Company*
	4.125%, 04/30/31	1,202,631
1,349,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,235,010
	Energizer Holdings, Inc.*
1,641,000	4.375%, 03/31/29	1,485,991
298,000	6.500%, 12/31/27	297,046
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
1,770,000	5.500%, 01/15/30	1,732,795
740,000	5.125%, 02/01/28	734,250
440,000	5.750%, 04/01/33	436,304
125,000	Land O' Lakes, Inc.*
	7.000%, 02/01/68	95,046
531,987	Mallinckrodt International Finance SA / Mallinckrodt CB, LLC*
	14.750%, 11/14/28	580,116
751,000	New Albertsons, LP
	7.750%, 06/15/26	770,834
1,192,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	1,093,183
900,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	811,989
505,000	Post Holdings, Inc.*
	5.750%, 03/01/27	503,470
1,124,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	979,869
1,015,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	854,123
1,857,000	Vector Group, Ltd.*
	5.750%, 02/01/29	1,715,107
		18,889,564
	Energy (2.0%)
598,000	Antero Resources Corp.*
	5.375%, 03/01/30	571,156
1,187,000	Apache Corp.
	5.100%, 09/01/40	1,020,820
600,000	Buckeye Partners, LP
	5.850%, 11/15/43	495,600
1,670,000	Callon Petroleum Company*
	7.500%, 06/15/30	1,760,447
591,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	572,691
892,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	902,900
1,688,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,801,586
	Continental Resources, Inc.*
900,000	2.875%, 04/01/32	735,156
610,000	5.750%, 01/15/31	607,353
921,000	DT Midstream, Inc.*
	4.125%, 06/15/29	846,942
	Earthstone Energy Holdings, LLC*
1,176,000	8.000%, 04/15/27	1,218,759
450,000	9.875%, 07/15/31	500,063
	Enbridge, Inc.‡
1,036,000	7.375%, 01/15/83
	5 year CMT + 3.71%	1,037,823
395,000	5.750%, 07/15/80
	5 year CMT + 5.31%	370,253
	Energy Transfer, LP
1,735,000	8.586%, 11/01/66‡
	3 mo. SOFR + 3.28%	1,549,893
1,015,000	6.500%, 02/01/36‡
	5 year CMT + 5.69%	981,688

See accompanying Notes to Schedule of Investments

3

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
155,000	8.000%, 05/15/54	$160,499
75,000	9.669%, 02/01/24
	3 mo. USD LIBOR + 4.03	73,722
	EnLink Midstream Partners, LP
1,775,000	9.756%, 02/01/36‡
	3 mo. LIBOR + 4.11%	1,677,872
1,285,000	4.850%, 07/15/26	1,262,705
745,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	763,364
	Enterprise Products Operating, LLC‡
80,000	5.250%, 08/16/77
	3 mo. SOFR + 3.29%	77,340
75,000	8.638%, 08/16/77
	3 mo. LIBOR + 2.99%	74,750
1,970,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	2,027,406
	Genesis Energy, LP / Genesis Energy Finance Corp.
885,000	8.875%, 04/15/30	926,498
543,000	6.250%, 05/15/26	540,888
	Gulfport Energy Corp.
1,190,000	8.000%, 05/17/26*	1,201,662
306,527	8.000%, 05/17/26	309,531
1,670,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	1,622,689
894,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	896,754
525,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	531,184
1,162,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	1,149,253
	Moss Creek Resources Holdings, Inc.*
600,000	10.500%, 05/15/27	617,970
540,000	7.500%, 01/15/26	538,288
	Nabors Industries, Inc.*
900,000	7.375%, 05/15/27	890,451
450,000	9.125%, 01/31/30	459,176
900,000	Nabors Industries, Ltd.*
	7.500%, 01/15/28	824,616
1,191,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	1,177,101
900,000	Oceaneering International, Inc.
	6.000%, 02/01/28	882,351
1,270,000	Parkland Corp.*~µ
	5.875%, 07/15/27	1,260,780
633,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	611,655
300,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	309,984
1,390,000	Plains All American Pipeline, LP‡
	9.751%, 02/01/36
	3 mo. LIBOR + 4.11%	1,377,226
1,670,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,556,139
593,000	Southwestern Energy Company
	4.750%, 02/01/32	549,693
1,716,650	Transocean, Inc.*
	8.750%, 02/15/30	1,796,148
	Venture Global Calcasieu Pass, LLC*
750,000	6.250%, 01/15/30	752,077
300,000	4.125%, 08/15/31	265,761
300,000	3.875%, 08/15/29	268,164
	Venture Global LNG, Inc.*
1,505,000	8.375%, 06/01/31	1,524,911
900,000	8.125%, 06/01/28	911,466
600,000	9.875%, 02/01/32	631,182
600,000	9.500%, 02/01/29	637,926
	Vital Energy, Inc.
764,000	9.750%, 10/15/30	812,346
685,000	7.750%, 07/31/29*	676,732
1,200,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	1,149,444
1,505,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,541,346
		50,292,180
	Financials (3.2%)
1,900,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,906,916
1,789,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	1,784,617
858,000	AG Issuer, LLC*
	6.250%, 03/01/28	848,193
255,000	Aircastle, Ltd.*‡
	5.250%, 02/01/68
	5 year CMT + 4.41%	224,441
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
2,100,000	6.750%, 10/15/27	2,057,139
140,000	7.000%, 01/15/31	141,765
140,000	Allstate Corp.‡
	8.579%, 08/15/53
	3 mo. LIBOR + 2.94%	140,293
	Ally Financial, Inc.
2,632,000	4.700%, 02/01/36
	7 year CMT + 3.48%‡	2,097,968
489,000	8.000%, 11/01/31	541,553
250,000	American International Group, Inc.‡
	5.750%, 04/01/48
	3 mo. LIBOR + 2.87%	248,610
2,365,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	2,210,542
460,000	Ares Finance Company III, LLC*‡
	4.125%, 06/30/51
	5 year CMT + 3.24%	416,268
888,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	827,918
350,000	AXIS Specialty Finance, LLC‡
	4.900%, 01/15/40
	5 year CMT + 3.19%	302,722
	Bank of America Corp.‡
439,000	6.125%, 02/01/36
	5 year CMT + 3.23%	439,057
145,000	5.125%, 02/01/36
	3 mo. SOFR + 3.55%3 mo. LIBOR + 3.03%3 mo. LIBOR + 3.03%	144,401
135,000	6.250%, 09/29/49
	3 mo. SOFR + 3.97%	134,931

See accompanying Notes to Schedule of Investments

4

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	6.100%, 12/29/49
	3 mo. SOFR + 4.16%	$135,305
763,000	Bank of New York Mellon Corp.‡
	4.700%, 02/01/36
	5 year CMT + 4.36%	753,310
	BP Capital Markets, PLC‡
285,000	4.375%, 02/01/36
	5 year CMT + 4.04%	279,266
280,000	4.875%, 02/01/36
	5 year CMT + 4.40%	265,642
1,779,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,689,054
1,435,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,272,615
1,200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	1,170,576
458,000	Capital One Financial Corp.‡^
	3.950%, 02/01/36
	5 year CMT + 3.16%	397,430
	Charles Schwab Corp.‡
285,000	5.375%, 02/01/36^
	5 year CMT + 4.97%	281,620
282,000	4.000%, 02/01/36
	5 year CMT + 3.17%	245,236
	Citigroup, Inc.‡
509,000	3.875%, 02/01/36
	5 year CMT + 3.42%	470,698
166,000	4.150%, 02/01/36
	5 year CMT + 3.00%	147,652
150,000	7.625%, 02/01/36
	5 year CMT + 3.21%	153,710
150,000	4.000%, 02/01/36
	5 year CMT + 3.60%	140,741
140,000	5.950%, 12/29/49
	3 mo. USD LIBOR + 3.91%	138,135
	Citizens Financial Group, Inc.‡
450,000	4.000%, 02/01/36
	5 year CMT + 3.22%	395,285
155,000	5.650%, 02/01/36
	5 year CMT + 5.31%	151,666
315,000	Comerica, Inc.
	5.625%, 02/01/36
	5 year CMT + 5.29%	305,821
145,000	Corebridge Financial, Inc.‡
	6.875%, 12/15/52	145,574
	Credit Acceptance Corp.
1,165,000	6.625%, 03/15/26^	1,166,538
800,000	9.250%, 12/15/28*	842,992
1,205,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	1,265,636
250,000	Depository Trust & Clearing Corp.*‡
	3.375%, 02/01/68
	5 year CMT + 2.61	212,443
	Discover Financial Services‡
275,000	5.500%, 02/01/36
	3 mo. SOFR + 3.34%	227,662
245,000	6.125%, 02/01/36
	5 year CMT + 5.78%	240,460
1,533,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	1,530,486
265,000	Enstar Finance, LLC‡
	5.500%, 01/15/42
	5 year CMT + 4.01%	233,529
605,000	Fifth Third Bancorp‡
	4.500%, 02/01/36
	5 year CMT + 4.22%	572,741
70,000	First Citizens BancShares, Inc.‡
	9.618%, 02/01/24
	3 mo. SOFR + 4.23%	71,651
1,350,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	1,393,240
1,472,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,258,810
	Goldman Sachs Group, Inc.‡
310,000	4.400%, 02/01/36
	5 year CMT + 2.85%	295,542
153,000	4.125%, 02/01/36
	5 year CMT + 2.95%	139,377
149,000	7.500%, 02/01/36
	5 year CMT + 3.16%	156,568
1,250,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	1,303,412
655,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	679,399
	HUB International, Ltd.*
1,785,000	5.625%, 12/01/29	1,685,361
600,000	7.375%, 01/31/32	614,124
	Huntington Bancshares, Inc.‡
350,000	4.450%, 02/01/36
	7 year CMT + 4.05%	316,215
210,000	5.625%, 02/01/36
	10 year CMT + 4.95%	194,874
892,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	746,363
1,913,000	ILFC E-Capital Trust II*‡
	7.436%, 12/21/65
	3 mo. LIBOR + 1.80%	1,516,282
2,470,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,397,184
3,000,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	2,708,700
	JPMorgan Chase & Company‡
1,100,000	3.650%, 02/01/36
	5 year CMT + 2.85%	1,016,136
135,000	6.125%, 12/31/49
	3 mo. SOFR + 3.59%	135,293
180,000	KeyCorp‡
	5.000%, 12/29/49
	3 mo. SOFR + 3.87%	160,652
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
2,306,000	5.250%, 10/01/25	2,269,219
1,296,000	4.750%, 06/15/29	1,160,775
1,080,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	881,258
	Level 3 Financing, Inc.*
1,250,000	4.250%, 07/01/28	420,313
600,000	4.625%, 09/15/27	316,764
420,000	Liberty Mutual Group, Inc.*‡
	4.125%, 12/15/51
	5 year CMT + 3.32%	367,937

See accompanying Notes to Schedule of Investments

5

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
892,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	$822,629
	M&T Bank Corp.‡
145,000	6.450%, 12/29/49
	3 mo. LIBOR + 3.61%	144,543
85,000	5.125%, 12/29/49
	3 mo. LIBOR + 3.52%	77,621
80,000	5.000%, 02/01/36
	5 year CMT + 3.17%	76,378
1,200,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,246,152
280,000	Markel Corp.‡
	6.000%, 02/01/36
	5 year CMT + 5.66%	277,754
	MetLife, Inc.
2,137,000	6.400%, 12/15/66	2,183,330
225,000	3.850%, 02/01/36‡
	5 year CMT + 3.58%	215,881
1,615,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	1,538,594
	Navient Corp.
1,305,000	5.000%, 03/15/27	1,245,505
655,000	4.875%, 03/15/28	595,762
780,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	663,764
600,000	Newmark Group, Inc.*
	7.500%, 01/12/29	613,224
230,000	Northern Trust Corp.‡
	4.600%, 02/01/24
	3 mo. LIBOR + 3.20%	220,662
	OneMain Finance Corp.
900,000	9.000%, 01/15/29	948,744
820,000	3.875%, 09/15/28	720,632
599,000	7.125%, 03/15/26	607,506
592,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	5.875%, 10/01/28	579,615
442,000	PartnerRe Finance B, LLC‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	395,908
1,871,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	1,728,523
	PNC Financial Services Group, Inc.‡
315,000	3.400%, 02/01/36
	5 year CMT + 2.60%	272,100
140,000	6.200%, 02/01/36
	5 year CMT + 3.24%	137,445
140,000	6.000%, 02/01/36
	5 year CMT + 3.00%	134,183
275,000	Progressive Corp.‡
	8.185%, 02/01/36
	3 mo. USD LIBOR + 2.54%	275,121
280,000	QBE Insurance Group, Ltd.*‡
	5.875%, 02/01/68
	5 year CMT + 5.51%	275,934
1,355,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	1,260,597
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
560,000	3.875%, 03/01/31	492,145
555,000	3.625%, 03/01/29	495,354
275,000	2.875%, 10/15/26	255,219
1,225,000	StoneX Group, Inc.*
	8.625%, 06/15/25	1,239,002
	Truist Financial Corp.‡
295,000	4.800%, 02/01/36
	5 year CMT + 3.00%	282,182
285,000	4.950%, 02/01/36
	5 year CMT + 4.61%	277,747
108,000	5.100%, 02/01/36
	10 year CMT + 4.35%	100,106
320,000	U.S. Bancorp‡
	5.300%, 02/01/36
	3 mo. SOFR + 3.18%	301,229
	United Wholesale Mortgage, LLC*
1,383,000	5.500%, 04/15/29	1,307,875
600,000	5.750%, 06/15/27	589,734
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
600,000	10.500%, 02/15/28	610,590
600,000	6.500%, 02/15/29	423,420
1,340,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	1,171,776
	Wells Fargo & Company‡
620,000	3.900%, 02/01/36
	5 year CMT + 3.45%	581,541
560,000	7.625%, 02/01/36
	5 year CMT + 3.61	589,445
1,255,000	XHR, LP*
	6.375%, 08/15/25	1,257,071
		78,737,149
	Health Care (1.0%)
	Bausch Health Companies, Inc.*
2,370,000	11.000%, 09/30/28	1,628,972
469,000	14.000%, 10/15/30	265,407
447,000	6.125%, 02/01/27	283,706
	CHS/Community Health Systems, Inc.*
2,392,000	6.125%, 04/01/30	1,584,557
663,000	6.875%, 04/15/29	457,642
655,000	8.000%, 03/15/26	645,385
600,000	10.875%, 01/15/32	630,378
149,000	5.250%, 05/15/30	123,855
	DaVita, Inc.*
1,395,000	3.750%, 02/15/31	1,150,763
1,326,000	4.625%, 06/01/30	1,174,213
	Embecta Corp.*
894,000	5.000%, 02/15/30	732,490
298,000	6.750%, 02/15/30	262,943
	Encompass Health Corp.
600,000	4.750%, 02/01/30	564,006
600,000	4.500%, 02/01/28	573,990
1,369,000	HCA, Inc.
	7.500%, 11/06/33	1,545,724
350,000	Jazz Securities DAC*
	4.375%, 01/15/29	323,806
	Medline Borrower, LP*
1,484,000	5.250%, 10/01/29	1,384,869
1,480,000	3.875%, 04/01/29	1,341,679
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
2,200,000	5.125%, 04/30/31	1,895,058
500,000	4.125%, 04/30/28	457,475
1,251,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	1,057,595

See accompanying Notes to Schedule of Investments

6

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Tenet Healthcare Corp.
2,710,000	6.250%, 02/01/27	$2,704,716
1,575,000	6.875%, 11/15/31	1,623,542
	Teva Pharmaceutical Finance Netherlands III, BV
1,520,000	5.125%, 05/09/29^	1,467,150
1,100,000	4.750%, 05/09/27	1,064,250
535,000	3.150%, 10/01/26	499,465
		25,443,636
	Industrials (2.2%)
1,355,000	ACCO Brands Corp.*
	4.250%, 03/15/29	1,229,757
1,170,000	AerCap Holdings, NV‡^
	5.875%, 10/10/79
	5 year CMT + 4.54%	1,162,336
	Air Lease Corp.‡
1,520,000	4.125%, 02/01/36
	5 year CMT + 3.15%	1,288,291
320,000	4.650%, 02/01/36
	5 year CMT + 4.08%	295,965
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,925,000	4.625%, 01/15/27	1,868,848
900,000	5.875%, 02/15/28	899,541
1,070,000	Allegiant Travel Company*
	7.250%, 08/15/27	1,046,995
670,000	Arcosa, Inc.*
	4.375%, 04/15/29	628,795
3,100,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	1,504,368
937,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	849,615
	Bombardier, Inc.*
600,000	8.750%, 11/15/30	631,368
592,000	7.875%, 04/15/27	592,817
1,191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	1,105,367
1,220,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	1,197,284
295,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	290,371
1,565,000	Deluxe Corp.*
	8.000%, 06/01/29	1,409,877
1,194,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	1,195,624
600,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	606,540
	EnerSys*
600,000	6.625%, 01/15/32	608,664
575,000	4.375%, 12/15/27	544,836
733,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	658,615
	Graphic Packaging International, LLC*
750,000	4.750%, 07/15/27	730,695
551,000	3.500%, 03/01/29	498,352
1,303,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	1,131,669
2,775,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,521,920
1,492,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	1,403,226
1,500,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	1,474,365
1,385,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	1,303,534
	JELD-WEN, Inc.*
721,000	4.625%, 12/15/25	705,152
625,000	4.875%, 12/15/27^	596,913
1,940,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,812,911
1,200,000	Knife River Holding Company*
	7.750%, 05/01/31	1,262,472
298,000	MasTec, Inc.*^
	4.500%, 08/15/28	280,004
722,000	Moog, Inc.*
	4.250%, 12/15/27	676,976
1,472,000	Newfold Digital Holdings Group, Inc.*
	6.000%, 02/15/29	1,114,981
1,140,000	Novelis Corp.*
	4.750%, 01/30/30	1,058,752
450,000	OI European Group, BV*
	4.750%, 02/15/30	416,934
1,375,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	1,283,769
	Sealed Air Corp.*
933,000	6.125%, 02/01/28	938,094
298,000	5.000%, 04/15/29	287,448
300,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	314,724
650,000	Sensata Technologies, BV*
	4.000%, 04/15/29	595,400
593,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	516,574
	Sinclair Television Group, Inc.*
891,000	4.125%, 12/01/30	689,313
600,000	5.500%, 03/01/30	462,720
1,165,000	Standard Industries, Inc.*
	5.000%, 02/15/27	1,133,230
100,000	Stanley Black & Decker, Inc.‡
	4.000%, 03/15/60
	5 year CMT + 2.66%	87,403
957,000	Stericycle, Inc.*
	3.875%, 01/15/29	871,272
879,000	STL Holding Company, LLC*
	7.500%, 02/15/26	895,323
300,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	312,030
	TransDigm, Inc.
1,295,000	6.875%, 12/15/30*	1,331,843
900,000	6.750%, 08/15/28*	915,903
875,000	7.500%, 03/15/27	877,879
649,000	6.250%, 03/15/26*	645,930
450,000	7.125%, 12/01/31*	469,463
1,188,000	Tronox, Inc.*
	4.625%, 03/15/29	1,050,287

See accompanying Notes to Schedule of Investments

7

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
439,547	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	$401,979
1,191,000	Vertiv Group Corp.*
	4.125%, 11/15/28	1,109,262
1,251,000	Wabash National Corp.*
	4.500%, 10/15/28	1,140,849
1,050,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	1,020,295
	Williams Scotsman, Inc.*
703,000	4.625%, 08/15/28	663,780
600,000	7.375%, 10/01/31	629,118
		55,248,618
	Information Technology (0.7%)
296,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	278,039
692,000	Coherent Corp.*
	5.000%, 12/15/29	648,148
601,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	478,336
1,100,000	CommScope, Inc.*
	4.750%, 09/01/29	728,409
733,000	Dell International, LLC / EMC Corp.
	6.020%, 06/15/26	749,170
596,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	554,697
586,000	Fair Isaac Corp.*
	4.000%, 06/15/28	546,263
1,315,000	KBR, Inc.*
	4.750%, 09/30/28	1,213,245
	MPH Acquisition Holdings, LLC*
1,300,000	5.750%, 11/01/28	1,035,099
595,000	5.500%, 09/01/28	529,098
600,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	629,880
589,000	NCR Voyix Corp.*
	5.125%, 04/15/29	554,644
886,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	813,436
	Open Text Corp.*
855,000	3.875%, 02/15/28	794,834
600,000	6.900%, 12/01/27	623,706
447,000	3.875%, 12/01/29	403,681
447,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	395,783
1,105,000	Playtika Holding Corp.*
	4.250%, 03/15/29	958,797
1,645,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,488,676
	Twilio, Inc.
830,000	3.625%, 03/15/29	750,478
298,000	3.875%, 03/15/31	262,806
450,000	UKG, Inc.*
	6.875%, 02/01/31	455,553
1,475,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,285,698
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,207,305
		17,385,781
	Materials (0.7%)
623,000	ArcelorMittal, SA
	7.000%, 10/15/39	680,173
600,000	ATI, Inc.
	5.875%, 12/01/27	590,802
295,000	Carpenter Technology Corp.
	7.625%, 03/15/30	305,284
895,000	Chemours Company*
	4.625%, 11/15/29	783,510
1,880,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,765,301
900,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	908,298
	Commercial Metals Company
596,000	4.125%, 01/15/30	545,471
298,000	4.375%, 03/15/32	266,767
1,375,000	Constellium, SE*^
	3.750%, 04/15/29	1,239,672
590,000	HB Fuller Company
	4.250%, 10/15/28	550,387
600,000	INEOS Finance, PLC*
	6.750%, 05/15/28	587,238
900,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	910,062
1,050,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	968,258
297,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	253,216
	Mercer International, Inc.
1,566,000	5.125%, 02/01/29	1,344,521
600,000	12.875%, 10/01/28*	645,222
1,175,000	OCI, NV*
	6.700%, 03/16/33	1,174,812
	Owens-Brockway Glass Container, Inc.*
900,000	7.250%, 05/15/31	908,550
590,000	6.625%, 05/13/27	590,732
1,328,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,251,135
589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	231,465
		16,500,876
	Other (0.1%)
	Gen Digital, Inc.*
625,000	7.125%, 09/30/30^	648,581
625,000	6.750%, 09/30/27	635,463
		1,284,044
	Real Estate (0.2%)
953,000	EPR Properties
	3.750%, 08/15/29	849,809
	Forestar Group, Inc.*
862,000	5.000%, 03/01/28	819,917
630,000	3.850%, 05/15/26	599,174
1,341,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	1,222,054
550,000	Service Properties Trust
	5.250%, 02/15/26	532,983
		4,023,937
	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,195,000	6.750%, 01/15/30	1,075,727

See accompanying Notes to Schedule of Investments

8

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
596,000	4.625%, 01/15/29	$549,351
		1,625,078
	Utilities (0.2%)
340,000	Algonquin Power & Utilities Corp.‡
	4.750%, 01/18/82
	5 year CMT + 3.25%	295,640
85,000	American Electric Power Company, Inc.‡
	3.875%, 02/15/62
	5 year CMT + 2.68	74,608
235,000	CMS Energy Corp.‡
	4.750%, 06/01/50
	5 year CMT + 4.12%	212,313
	Dominion Energy, Inc.‡
250,000	4.650%, 02/01/36
	5 year CMT + 2.99%	241,915
133,000	4.350%, 02/01/36
	5 year CMT + 3.20%	121,078
	Duke Energy Corp.‡
330,000	4.875%, 02/01/36
	5 year CMT + 3.39%	327,525
132,000	3.250%, 01/15/82
	5 year CMT + 2.32%	108,021
285,000	Emera, Inc.‡
	6.750%, 06/15/76
	3 mo. LIBOR + 5.44	281,207
	National Rural Utilities Cooperative Finance Corp.‡
288,000	7.125%, 09/15/53	298,532
150,000	5.250%, 04/20/46
	3 mo. LIBOR + 3.63%	145,203
320,000	NextEra Energy Capital Holdings, Inc.‡
	3.800%, 03/15/82
	5 year CMT + 2.55%	281,296
591,000	PPL Capital Funding, Inc.‡
	8.275%, 03/30/67
	3 mo. LIBOR + 2.67%	567,130
	Sempra‡
220,000	4.875%, 02/01/36
	5 year CMT + 4.55%	216,011
85,000	4.125%, 04/01/52
	5 year CMT + 2.87%	75,419
	Southern Company‡
442,000	4.000%, 01/15/51
	5 year CMT + 3.73%	425,394
95,000	3.750%, 09/15/51
	5 year CMT + 2.92%	88,839
	Vistra Corp.*‡
625,000	7.000%, 02/01/68
	5 year CMT + 5.74%	610,125
340,000	8.000%, 02/01/68
	5 year CMT + 6.93%	341,574
80,000	WEC Energy Group, Inc.‡
	7.754%, 05/15/67
	3 mo. LIBOR + 2.11%	75,805
		4,787,635
	Total Corporate Bonds
	(Cost $416,348,507)	402,052,214

Convertible Bonds (21.0%)
	Communication Services (1.7%)
1,203,000	Cable One, Inc.
	0.000%, 03/15/26	1,033,509
	Liberty Media Corp.*
7,025,000	3.750%, 03/15/28	8,715,636
5,970,000	2.375%, 09/30/53	6,267,008
8,895,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	9,270,547
17,095,000	Live Nation Entertainment, Inc.
	2.000%, 02/15/25	17,954,537
		43,241,237
	Consumer Discretionary (2.7%)
8,205,000	Airbnb, Inc.
	0.000%, 03/15/26	7,459,166
9,550,000	Booking Holdings, Inc.
	0.750%, 05/01/25	17,830,518
	DISH Network Corp.
1,803,000	0.000%, 12/15/25	1,290,497
1,183,000	2.375%, 03/15/24	1,159,872
14,650,000	Ford Motor Company
	0.000%, 03/15/26	14,279,794
5,415,000	Rivian Automotive, Inc.*
	4.625%, 03/15/29	5,767,950
3,765,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	9,860,761
400,000	Tesla, Inc.
	2.000%, 05/15/24	3,631,100
2,370,000	Wayfair, Inc.
	3.250%, 09/15/27	2,616,978
3,850,000	Winnebago Industries, Inc.*
	3.250%, 01/15/30	3,961,727
		67,858,363
	Energy (0.3%)
6,615,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	7,369,838

	Financials (0.8%)
3,000,000	Ares Capital Corp.
	4.625%, 03/01/24	3,140,730
4,115,000	Federal Realty OP, LP*
	3.250%, 01/15/29	4,064,797
11,275,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	13,121,845
		20,327,372
	Health Care (1.6%)
13,555,000	Dexcom, Inc.
	0.250%, 11/15/25	14,033,898
2,718,000	Envista Holdings Corp.*
	1.750%, 08/15/28	2,482,377
4,085,000	Exact Sciences Corp.*
	2.000%, 03/01/30	4,537,332
7,895,000	Integer Holdings Corp.*
	2.125%, 02/15/28	10,286,632
7,755,000	Jazz Investments I, Ltd.
	2.000%, 06/15/26	7,820,297
		39,160,536

See accompanying Notes to Schedule of Investments

9

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Industrials (3.2%)
4,215,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	$5,181,457
7,500,000	Fluor Corp.*^
	1.125%, 08/15/29	7,946,475
13,520,000	John Bean Technologies Corp.
	0.250%, 05/15/26	12,245,605
13,805,000	Middleby Corp.
	1.000%, 09/01/25	16,312,402
8,835,000	Tetra Tech, Inc.*
	2.250%, 08/15/28	8,984,842
	Uber Technologies, Inc.
14,800,000	0.000%, 12/15/25	15,298,760
12,000,000	0.875%, 12/01/28*	13,405,080
		79,374,621
	Information Technology (6.7%)
5,910,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	6,125,360
	Akamai Technologies, Inc.
14,080,000	1.125%, 02/15/29*	15,652,173
4,230,000	0.375%, 09/01/27	4,846,353
	BILL Holdings, Inc.
7,838,000	0.000%, 04/01/27	6,585,566
3,535,000	0.000%, 12/01/25	3,314,098
17,000,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	25,580,920
	Enphase Energy, Inc.
12,325,000	0.000%, 03/01/28	10,461,583
3,525,000	0.000%, 03/01/26	3,166,296
7,605,000	Nutanix, Inc.
	0.250%, 10/01/27	8,731,529
17,315,000	ON Semiconductor Corp.*
	0.500%, 03/01/29	16,818,059
2,520,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	8,572,990
5,970,000	Rapid7, Inc.
	1.250%, 03/15/29	6,536,493
13,100,000	Seagate HDD Cayman*
	3.500%, 06/01/28	15,775,937
8,400,000	SK Hynix, Inc.
	1.750%, 04/11/30	11,075,652
5,850,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	5,937,458
7,415,000	Western Digital Corp.*
	3.000%, 11/15/28	9,631,640
5,670,000	Wolfspeed, Inc.
	1.875%, 12/01/29	3,269,946
5,970,000	Workiva, Inc.*
	1.250%, 08/15/28	5,751,677
		167,833,730
	Materials (0.3%)
5,800,000	Glencore Funding, LLC
	0.000%, 03/27/25	5,985,716

	Other (0.0%)
590,000	Multiplan Corp.*
	6.000%, 10/15/27	413,248

	Real Estate (1.1%)
15,115,000	Pebblebrook Hotel Trust
	1.750%, 12/15/26	13,560,271
12,285,000	Welltower OP, LLC*
	2.750%, 05/15/28	13,338,807
		26,899,078
	Utilities (2.6%)
11,920,000	Alliant Energy Corp.*
	3.875%, 03/15/26	11,735,955
16,655,000	CMS Energy Corp.*
	3.375%, 05/01/28	16,339,388
7,245,000	PG&E Corp.*
	4.250%, 12/01/27	7,385,481
20,355,000	PPL Capital Funding, Inc.*
	2.875%, 03/15/28	19,420,909
10,540,000	Southern Company*
	3.875%, 12/15/25	10,500,475
		65,382,208
	Total Convertible Bonds
	(Cost $516,699,204)	523,845,947

Bank Loans (5.4%) ¡
	Airlines (0.1%)
841,500	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	863,530
854,000	Mileage Plus Holdings, LLC‡
	10.770%, 06/21/27
	3 mo. SOFR + 5.25%	881,311
		1,744,841
	Communication Services (0.6%)
2,000,000	APi Group DE, Inc.‡
	7.951%, 01/03/29
	1 mo. SOFR + 2.25%	2,002,810
3,282,857	Charter Communications Operating LLC‡
	7.083%, 02/01/27
	1 mo. SOFR + 1.75%	3,276,292
153,499	Clear Channel Outdoor Holdings, Inc.‡
	9.074%, 08/21/26
	3 mo. SOFR + 3.50%	151,978
1,050,000	DirecTV Financing, LLC!
	0.000%, 08/02/29	1,050,877
1,755,000	Entercom Media Corp.‡&
	8.145%, 11/18/24
	3 mo. SOFR + 2.50%	985,406
1,990,000	Go Daddy Operating Company, LLC‡
	7.333%, 11/09/29
	1 mo. SOFR + 2.00%	1,992,388
2,000,000	Match Group, Inc.‡
	7.270%, 02/13/27
	3 mo. SOFR + 1.75%	1,996,260
2,000,000	Nexstar Broadcasting, Inc.‡
	7.951%, 09/18/26
	1 mo. SOFR + 2.50%	2,000,490
600,000	Telesat Canada‡
	8.400%, 12/07/26
	3 mo. SOFR + 2.75%	368,325
2,000,000	Virgin Media Bristol, LLC‡
	7.948%, 01/31/28
	1 mo. SOFR + 2.50%	1,967,350
		15,792,176

See accompanying Notes to Schedule of Investments

10

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Discretionary (1.1%)
768,000	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	$769,444
1,990,000	Aramark Services, Inc.‡
	7.947%, 06/22/30
	1 mo. SOFR + 2.50%	1,988,766
1,191,000	Caesars Entertainment, Inc.‡
	8.663%, 02/06/30
	3 mo. SOFR + 3.25%	1,191,953
3,193,950	Carnival Corp.‡
	8.336%, 08/08/27
	1 mo. SOFR + 3.00%	3,199,539
1,396,438	Carnival Corp.‡
	8.697%, 10/18/28
	1 mo. SOFR + 3.25%	1,398,400
1,191,000	Hanesbrands, Inc.‡
	9.083%, 03/08/30
	1 mo. SOFR + 3.75%	1,186,534
2,000,000	Hilton Domestic Operating Company, Inc.‡
	7.436%, 11/08/30
	1 mo. SOFR + 2.00%	2,002,630
2,188,747	KFC Holding Company‡
	7.196%, 03/15/28
	1 mo. SOFR + 1.75%	2,190,717
722,390	Life Time Fitness, Inc.‡
	9.824%, 01/15/26
	3 mo. SOFR + 4.25%	727,446
1,989,770	Murphy USA, Inc.‡
	7.217%, 01/31/28
	1 mo. SOFR + 1.75%	1,995,988
1,989,899	PENN Entertainment, Inc.‡
	8.183%, 05/03/29
	1 mo. SOFR + 2.75%	1,987,750
730,603	Petco Health & Wellness Company, Inc.‡
	8.860%, 03/03/28
	3 mo. SOFR + 3.25%	687,764
2,941,152	PetSmart, Inc.‡
	9.183%, 02/11/28
	1 mo. SOFR + 3.75%	2,931,667
1,989,539	Station Casinos, LLC‡
	7.683%, 02/08/27
	1 mo. SOFR + 2.25%	1,987,440
744,389	TKC Holdings, Inc.‡
	10.947%, 05/15/28
	1 mo. SOFR + 5.50%	721,871
1,199,250	Windsor Holdings III, LLC‡
	9.848%, 08/01/30
	1 mo. SOFR + 4.50%	1,202,416
		26,170,325
	Consumer Staples (0.3%)
2,559,262	Amneal Pharmaceuticals, LLC‡
	10.833%, 05/04/28
	1 mo. SOFR + 5.50%	2,546,465
4,140,331	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	4,142,919
1,225,000	Star Parent, Inc.‡
	9.348%, 09/27/30
	3 mo. SOFR + 4.00%	1,198,203
543,918	United Natural Foods, Inc.‡
	8.697%, 10/22/25
	1 mo. SOFR + 3.25%	543,551
		8,431,138
	Energy (0.1%)
955,000	Buckeye Partners, LP‡
	7.833%, 11/22/30
	1 mo. SOFR + 2.25%	955,798
575,000	New Fortress Energy, Inc.‡
	10.317%, 10/27/28
	3 mo. SOFR + 5.00%	576,150
1,490,246	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	1,491,550
		3,023,498
	Financials (0.5%)
300,000	Advisor Group, Inc.‡
	9.833%, 08/17/28
	1 mo. SOFR + 4.50%	300,095
998,774	Alliant Holdings Intermediate LLC‡
	8.833%, 11/06/30
	1 mo. SOFR + 3.50%	1,001,990
910,431	Amynta Agency Borrower, Inc.‡
	9.583%, 02/28/28
	1 mo. SOFR + 4.25%	911,892
1,170,113	AssuredPartners, Inc.‡
	8.833%, 02/12/27
	1 mo. SOFR + 3.50%	1,167,673
3,092,250	Avolon TLB Borrower 1, LLC‡
	7.337%, 06/22/28
	1 mo. SOFR + 2.00%	3,095,079
600,000	Broadstreet Partners, Inc.‡
	9.083%, 01/27/29
	1 mo. SOFR + 3.75%	600,375
1,527	Castlelake Aviation, Ltd.‡
	8.146%, 10/22/26
	3 mo. SOFR + 2.50%	1,527
616,410	Delos Aircraft Designated Activity Co.‡
	7.348%, 10/31/27
	3 mo. SOFR + 2.00%	618,722
1,200,000	HUB International, Ltd.!
	0.000%, 06/20/30	1,202,064
2,930,000	Iron Mountain, Inc.‡
	7.569%, 01/31/31
	3 mo. SOFR + 2.25%	2,918,104
1,583,083	VFH Parent, LLC‡
	8.433%, 01/13/29
	1 mo. SOFR + 3.00%	1,582,292
		13,399,813
	Health Care (0.7%)
1,447,851	Avantor Funding, Inc.‡
	7.683%, 11/08/27
	1 mo. SOFR + 2.25%	1,448,575
2,188,472	DaVita, Inc.‡
	7.197%, 08/12/26
	1 mo. SOFR + 1.75%	2,186,108
1,988,923	Elanco Animal Health, Inc.‡
	7.203%, 08/01/27
	1 mo. SOFR + 1.75%	1,953,152

See accompanying Notes to Schedule of Investments

11

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,971,215	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	$1,975,522
2,000,000	IQVIA, Inc.‡
	7.348%, 01/02/31
	3 mo. SOFR + 2.00%	2,006,380
2,000,000	Organon & Company‡
	8.450%, 06/02/28
	1 mo. SOFR + 3.00%	2,000,320
1,261,176	Padagis, LLC‡
	10.341%, 07/06/28
	3 mo. SOFR + 4.75%	1,223,347
1,994,950	Perrigo Investments, LLC‡
	7.683%, 04/20/29
	1 mo. SOFR + 2.25%	1,994,122
491,129	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	492,203
2,870,557	Team Health Holdings, Inc.‡
	10.563%, 03/02/27
	3 mo. SOFR + 5.25%	2,400,504
8,209	Team Health Holdings, Inc.‡
	10.583%, 03/02/27
	1 mo. SOFR + 5.25%	6,864
		17,687,097
	Industrials (1.0%)
615,700	ACProducts, Inc.!
	0.000%, 05/17/28	534,191
585,000	ACProducts, Inc.‡
	9.860%, 05/17/28
	3 mo. SOFR + 4.25%	507,555
733,825	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	735,487
1,989,796	Beacon Roofing Supply, Inc.‡
	7.947%, 05/19/28
	1 mo. SOFR + 2.25%	1,995,437
2,125,715	Berry Global, Inc.‡
	7.202%, 07/01/29
	1 mo. SOFR + 1.75%	2,123,302
3,131,015	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	3,144,713
2,751,353	Emrld Borrower, LP‡
	8.313%, 05/31/30
	1 mo. SOFR + 3.00%	2,755,314
1,989,975	H.B. Fuller Company‡
	7.857%, 02/15/30
	1 mo. SOFR + 2.25%	1,993,079
1,989,796	Jeld-Wen, Inc.‡
	7.447%, 07/28/28
	1 mo. SOFR + 2.00%	1,989,547
3,368,899	Light and Wonder International, Inc.‡
	8.083%, 04/14/29
	1 mo. SOFR + 3.00%	3,368,899
1,989,975	TransDigm, Inc.‡
	8.598%, 08/24/28
	3 mo. SOFR + 3.25%	1,994,214
1,200,000	TransDigm, Inc.‡
	8.598%, 02/14/31
	3 mo. SOFR + 3.25%	1,202,886
2,951,839	United Airlines, Inc.‡
	9.201%, 04/21/28
	1 mo. SOFR + 3.75%	2,961,300
		25,305,924
	Information Technology (0.5%)
1,626,696	Banff Merger Sub, Inc.‡
	9.583%, 12/29/28
	1 mo. SOFR + 4.25%	1,630,763
927,390	Camelot Finance SA‡
	8.337%, 10/30/26
	1 mo. SOFR + 3.00%	927,853
1,132,750	Central Parent, Inc.‡
	9.348%, 07/06/29
	3 mo. SOFR + 4.00%	1,136,290
2,974,370	II-VI, Inc.‡
	8.087%, 07/02/29
	1 mo. SOFR + 2.75%	2,966,191
1,849,779	Open Text Corp.‡
	8.183%, 01/31/30
	1 mo. SOFR + 2.75%	1,852,563
1,179,826	SS&C Technologies, Inc.‡
	7.683%, 03/22/29
	1 mo. SOFR + 2.25%	1,181,195
607,061	SS&C Technologies, Inc.‡
	7.683%, 03/22/29
	1 mo. SOFR + 2.25%	607,765
1,278,575	TTM Technologies, Inc.‡
	8.103%, 05/30/30
	1 mo. SOFR + 2.75%	1,280,173
		11,582,793
	Materials (0.4%)
2,011,630	Axalta Coating Systems U.S. Holdings, Inc.‡
	7.848%, 12/20/29
	3 mo. SOFR + 2.50%	2,015,402
2,613,450	Chemours Company‡
	8.833%, 08/18/28
	1 mo. SOFR + 3.50%	2,610,837
1,194,000	Ineos US Finance, LLC‡
	8.837%, 02/18/30
	1 mo. SOFR + 3.50%	1,182,430
940,522	Innophos, Inc.‡
	8.697%, 02/05/27
	1 mo. SOFR + 3.25%	929,748
1,507,425	LSF11 A5 Holdco, LLC‡
	9.683%, 10/15/28
	1 mo. SOFR + 4.25%	1,509,317
914,601	Trinseo Materials Operating SCA‡
	8.150%, 05/03/28
	3 mo. SOFR + 2.50%	702,263
1,169,660	W.R. Grace & Co.-Conn.‡
	9.360%, 09/22/28
	3 mo. SOFR + 3.75%	1,172,484
		10,122,481
	Special Purpose Acquisition Companies (0.1%)
586,075	Clydesdale Acquisition Holdings, Inc.‡
	9.108%, 04/13/29
	1 mo. SOFR + 3.67%	583,051
294,750	Fertitta Entertainment, LLC‡
	9.333%, 01/27/29
	1 mo. SOFR + 4.00%	294,296

See accompanying Notes to Schedule of Investments

12

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,185,000	Patagonia Holdco, LLC‡
	11.116%, 08/01/29
	3 mo. SOFR + 5.75%	$1,089,607
		1,966,954
	Total Bank Loans
	(Cost $136,390,736)	135,227,040

U.S. Government and Agency Security (1.5%)
	Other (1.5%)
36,945,000	U.S. Treasury Note^
	2.250%, 03/31/24
	(Cost $36,932,396)	36,761,718

NUMBER OF
SHARES			VALUE

Convertible Preferred Stocks (1.5%)
		Energy (0.0%)
6,300		Equitrans Midstream Corp.
		9.750%, 02/15/24	138,600
28		Gulfport Energy Corp.#
		10.000%, 03/04/24
		15.000% PIK rate	259,000
			397,600
		Financials (0.9%)
80,250		AMG Capital Trust II
		5.150%, 10/15/37	3,899,669
300,410		Apollo Global Management, Inc.
		6.750%, 07/31/26	17,549,952
			21,449,621
		Industrials (0.1%)
46,187		Chart Industries, Inc.
		6.750%, 12/15/25	2,301,036

		Real Estate (0.0%)
3,000		Realty Income Corp.
		6.000%, 03/01/24	74,700

		Utilities (0.5%)
84,885		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§**
		3.369%, 09/15/29	3,218,585
262,050		NextEra Energy, Inc.^
		6.926%, 09/01/25	9,750,880
			12,969,465
		Total Convertible Preferred Stocks
		(Cost $40,137,889)	37,192,422

Common Stocks (96.2%)
		Communication Services (10.4%)
661,840		Alphabet, Inc. - Class A#	92,723,784
199,700		Alphabet, Inc. - Class C^#	28,317,460
25,095		Altice USA, Inc. - Class A#	61,232
264,885		AT&T, Inc.	4,685,816
411,425		Comcast Corp. - Class Aµ	19,147,719
8,434		Cumulus Media, Inc. - Class Aµ#	38,796
2		Frontier Communications Parent, Inc.^#	49
146,450		Meta Platforms, Inc. - Class A^#	57,136,003
32,360		Netflix, Inc.#	18,254,600
205,085	EUR	Orange, SA	2,438,855
135,860		T-Mobile U.S., Inc.	21,904,708
149,335		Walt Disney Company^	14,343,627
			259,052,649
		Consumer Discretionary (10.2%)
688,315		Amazon.com, Inc.^#	106,826,488
137,124		Aptiv, PLC#	11,152,295
59,260		Carnival Corp.µ#	982,531
243,463		General Motors Company	9,446,364
52,240		Home Depot, Inc.	18,438,630
294,980		Las Vegas Sands Corp.	14,430,422
54,670		Lowe's Companies, Inc.	11,635,963
62,500		McDonald's Corp.	18,295,000
162,800		NIKE, Inc. - Class B	16,529,084
107,325		Starbucks Corp.	9,984,445
144,100		Tesla, Inc.#	26,988,489
104,675		TJX Cos., Inc.	9,934,704
			254,644,415
		Consumer Staples (6.2%)
58,750		Altria Group, Inc.µ	2,357,050
329,140		Coca-Cola Company^	19,580,539
31,575		Costco Wholesale Corp.	21,940,836
47,280		Estee Lauder Companies, Inc. - Class A	6,240,487
7,965		Mallinckrodt, PLC#	304,661
113,665		Mondelez International, Inc. - Class A^	8,555,565
149,110		Monster Beverage Corp.#	8,204,032
90,260		PepsiCo, Inc.	15,211,518
179,035		Philip Morris International, Inc.^	16,265,330
203,745		Procter & Gamble Company^	32,016,489
52,650		Walgreens Boots Alliance, Inc.	1,188,310
130,790		Walmart, Inc.	21,613,047
			153,477,864
		Energy (4.5%)
475,000		BP, PLC (ADR)	16,672,500
1,730		Chesapeake Energy Corp.	133,400
77,130		Chevron Corp.	11,371,276
64,470		ConocoPhillips^	7,212,259
82,935		Energy Transfer, LP	1,185,970
49,155		Enterprise Products Partners, LP	1,315,388
7,920		EP Energy Corp.#&	23,760
94,234		EQT Corp.	3,335,884
317,920		Exxon Mobil Corp.	32,685,355
34		Gulfport Energy Corp.#	—
56,105		Hess Corp.	7,884,436
80,370		Marathon Petroleum Corp.	13,309,272
10,578		ONEOK, Inc.^	721,948
24,975		Pioneer Natural Resources Company	5,740,004
219,710		Schlumberger, NV	10,699,877
			112,291,329
		Financials (13.2%)
35,430		Affiliated Managers Group, Inc.	5,273,401
59,230		American Express Company^	11,889,830
346,890		American International Group, Inc.	24,112,324
29,983		Assurant, Inc.^	5,035,645

See accompanying Notes to Schedule of Investments

13

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
663,370	Bank of America Corp.^~µ	$22,561,214
71,870	Bank of New York Mellon Corp.	3,985,910
10,715	BlackRock, Inc.	8,296,732
76,155	Chubb, Ltd.	18,657,975
231,670	Citigroup, Inc.	13,012,904
27,300	Goldman Sachs Group, Inc.^	10,483,473
212,020	JPMorgan Chase & Company^	36,967,807
120,287	KKR & Company, Inc.µ	10,414,448
76,915	Marsh & McLennan Cos., Inc.	14,909,204
72,315	Mastercard, Inc. - Class A^	32,486,067
221,340	Morgan Stanley^	19,309,702
97,225	PayPal Holdings, Inc.#	5,964,754
26,315	S&P Global, Inc.	11,798,330
157,631	Starwood Property Trust, Inc.^	3,204,638
178,525	Visa, Inc. - Class A^	48,783,742
411,130	Wells Fargo & Company^	20,630,503
		327,778,603
	Health Care (12.7%)
82,820	Abbott Laboratories~µ	9,371,083
118,475	AbbVie, Inc.	19,477,290
124,060	Alcon, Inc.^	9,318,147
267,298	Boston Scientific Corp.^#	16,909,272
107,005	Bristol-Myers Squibb Company^	5,229,334
85,885	Danaher Corp.	20,604,670
71,605	Dexcom, Inc.#	8,689,267
23,435	Elevance Health, Inc.	11,563,766
74,890	Eli Lilly & Company^	48,349,733
34,856	GE Healthcare, Inc.	2,557,036
200,940	Johnson & Johnson	31,929,366
20,020	McKesson Corp.	10,007,798
142,050	Medtronic, PLC	12,435,057
219,485	Merck & Company, Inc.	26,509,398
314,685	Pfizer, Inc.	8,521,670
20,295	Stryker Corp.	6,808,567
30,260	Thermo Fisher Scientific, Inc.~µ	16,309,535
72,460	UnitedHealth Group, Inc.^	37,080,680
112,720	Zimmer Biomet Holdings, Inc.^	14,157,632
		315,829,301
	Industrials (5.9%)
47,290	Boeing Company#	9,980,082
777,890	CSX Corp.	27,770,673
230,090	Delta Air Lines, Inc.	9,005,723
104,568	General Electric Company^	13,846,894
104,790	Honeywell International, Inc.	21,194,825
79,505	JB Hunt Transport Services, Inc.	15,978,915
28,435	Northrop Grumman Corp.	12,703,621
50,835	Parker-Hannifin Corp.	23,612,857
145,750	RTX Corp.	13,280,740
8,988	Veralto Corp.	689,290
		148,063,620
	Information Technology (28.6%)
56,335	Accenture, PLC - Class A	20,499,180
21,770	Adobe, Inc.^#	13,449,070
92,130	Advanced Micro Devices, Inc.^#	15,449,280
1,010,925	Apple, Inc.^~µ	186,414,570
59,580	Applied Materials, Inc.	9,788,994
35,949	Broadcom, Inc.µ	42,419,820
247,515	Cisco Systems, Inc.^	12,420,303
58,910	Fidelity National Information Services, Inc.^	3,667,737
10,330	Intuit, Inc.	6,521,639
16,960	Lam Research Corp.	13,994,883
143,195	Micron Technology, Inc.^	12,278,971
574,150	Microsoft Corp.^	228,270,557
1,520,000	Nokia Oyj (ADR)^	5,472,000
161,290	NVIDIA Corp.^	99,236,898
81,370	Oracle Corp.	9,089,029
59,985	Salesforce, Inc.#	16,861,184
21,845	ServiceNow, Inc.#	16,720,163
		712,554,278
	Materials (2.8%)
255,945	Freeport-McMoRan, Inc.	10,158,457
56,835	Linde, PLC	23,008,513
126,910	PPG Industries, Inc.	17,899,386
19,725	Sherwin-Williams Companyµ	6,003,896
50,490	Vulcan Materials Company	11,411,245
		68,481,497
	Real Estate (0.7%)
70,930	American Tower Corp.	13,877,455
119,195	Invitation Homes, Inc.	3,925,091
		17,802,546
	Special Purpose Acquisition Company (0.0%)
14,052	Intelsat Emergence, SA#&	382,917

	Utilities (1.0%)
77,480	CMS Energy Corp.	4,428,757
176,574	DTE Energy Company	18,614,431
32,149	NextEra Energy, Inc.	1,884,896
		24,928,084
	Total Common Stocks
	(Cost $1,591,485,925)	2,395,287,103

Warrants (0.0%) #
	Energy (0.0%)
57,470	Mcdermott International, Ltd.&
	06/30/27, Strike $15.98	6
51,723	Mcdermott International, Ltd.&
	06/30/27, Strike $12.33	5
16,676	Tidewater, Inc.&
	11/14/42, Strike $0.01	2
	Total Warrants
	(Cost $369,524)	13

Exchange-Traded Funds (0.3%)
	Other (0.3%)
56,295	iShares Biotechnology ETF^	7,564,922
11,975	iShares Preferred & Income Securities ETF	383,919
	Total Exchange-Traded Funds
	(Cost $8,140,902)	7,948,841

Preferred Stocks (0.3%)
	Communication Services (0.1%)
8,482	AT&T, Inc.
	4.750%, 02/18/25	178,801
3,485	AT&T, Inc.
	5.350%, 11/01/66	83,640

See accompanying Notes to Schedule of Investments

14

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE
14,625	Qwest Corp.
	6.500%, 09/01/56	$136,012
9,521	Telephone & Data Systems, Inc.
	6.000%, 09/30/26	157,001
24,420	United States Cellular Corp.
	5.500%, 03/01/70	452,014
23,445	United States Cellular Corp.
	5.500%, 06/01/70	430,216
		1,437,684
	Consumer Discretionary (0.1%)
2,835	Ford Motor Company
	6.200%, 06/01/59	71,867
2,764	Ford Motor Company
	6.500%, 08/15/62	68,685
8,177	Guitar Center, Inc.#&	670,514
1,355	Qurate Retail, Inc.^
	8.000%, 03/15/31	53,604
4,100	QVC, Inc.
	6.250%, 11/26/68	49,323
		913,993
	Energy (0.1%)
12,420	Energy Transfer, LP‡
	10.364%, 02/09/24
	3 mo. LIBOR + 4.74%	317,828
43,730	NuStar Energy, LP‡
	11.282%, 03/01/24
	3 mo. LIBOR + 5.64%	1,123,861
9,119	NuStar Energy, LP‡
	12.405%, 03/01/24
	3 mo. LIBOR + 6.77%	235,452
55,760	NuStar Logistics, LP‡
	12.310%, 01/15/43
	3 mo. LIBOR + 6.73%	1,441,954
		3,119,095
	Financials (0.0%)
5,970	Annaly Capital Management, Inc.‡
	10.585%, 06/01/25
	3 mo. LIBOR + 4.99%	152,354
1,350	Capital One Financial Corp.
	4.800%, 06/01/25	26,177
10,725	CNO Financial Group, Inc.
	5.125%, 11/25/60	185,006
1,732	Cullen/Frost Bankers, Inc.
	4.450%, 12/15/25	32,042
3,401	First Citizens BancShares, Inc.^
	5.625%, 01/04/27	77,883
1,374	Goldman Sachs Group, Inc.‡
	6.375%, 05/10/24
	3 mo. SOFR + 3.81%	35,326
11,100	Reinsurance Group of America, Inc.‡
	7.125%, 10/15/52
	5 year CMT + 3.46%	291,486
6,214	Selective Insurance Group, Inc.
	4.600%, 12/15/25	112,411
		912,685
	Industrials (0.0%)
5,043	WESCO International, Inc.‡
	10.625%, 06/22/25
	5 year CMT + 10.33%	135,203

	Real Estate (0.0%)
8,773	Brookfield Property Partners, LP
	5.750%, 03/31/25	101,679
5,000	Brookfield Property Partners, LP
	6.375%, 09/30/24	63,500
3,625	Global Net Lease, Inc.
	6.875%, 11/26/24	75,074
1,951	Global Net Lease, Inc.
	0.000%, 03/26/24	42,278
		282,531
	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP
	5.250%, 03/31/25	105,000
5,100	DTE Energy Company^
	5.250%, 12/01/77	120,666
		225,666
	Total Preferred Stocks
	(Cost $7,581,933)	7,026,857

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.0%) #
	Other (0.0%)
	Invesco QQQ Trust Series 1
1,550
64,630,350	Put, 02/16/24, Strike $385.78	72,075
375
15,636,375	Put, 02/16/24, Strike $399.78	46,687
2,700	iShares Russell 2000 ETF
52,077,600	Call, 03/15/24, Strike $200.00	853,200
	Total Purchased Options
	(Cost $3,185,691)	971,962
TOTAL INVESTMENTS (142.4%)
(Cost $2,758,155,466)		3,547,192,874

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.0%)		(323,500,000)

LIABILITIES, LESS OTHER ASSETS (-29.4%)		(733,043,613)

NET ASSETS (100.0%)		$2,490,649,261

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.

See accompanying Notes to Schedule of Investments

15

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $4,505,709.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $80,022,648.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2024.
&	Illiquid security.

ABBREVIATION
ADR	American Depositary Receipt.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$878,757	$—	$878,757
Corporate Bonds	—	402,052,214	—	402,052,214
Convertible Bonds	—	523,845,947	—	523,845,947
Bank Loans	—	135,227,040	—	135,227,040
U.S. Government and Agency Security	—	36,761,718	—	36,761,718
Convertible Preferred Stocks	29,676,568	7,515,854	—	37,192,422
Common Stocks	2,392,136,910	3,150,193	—	2,395,287,103
Warrants	—	13	—	13
Exchange-Traded Funds	7,948,841	—	—	7,948,841
Preferred Stocks	6,356,343	670,514	—	7,026,857
Purchased Options	971,962	—	—	971,962
Total	$2,437,090,624	$1,110,102,250	$—	$3,547,192,874

See accompanying Notes to Schedule of Investments

16

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Asset Backed Security (0.0%)
Other (0.0%)
215,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $198,736)	$197,835

Corporate Bonds (16.3%)
Airlines (0.2%)
237,099	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	230,157
112,023	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	113,179
273,340	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	243,866
147,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	145,667
258,895	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	234,898
209,530	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	211,336
		1,179,103
Communication Services (1.7%)
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	115,570
300,000	Altice France, SA*
	5.500%, 10/15/29	221,583
320,000	APi Group DE, Inc.*^
	4.750%, 10/15/29	299,654
280,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	228,175
	Audacy Capital Corp.*@
336,000	6.750%, 03/31/29	13,564
131,000	6.500%, 05/01/27	5,590
242,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	214,642
80,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	83,599
371,000	Consolidated Communications, Inc.*^
	6.500%, 10/01/28	323,256
	CSC Holdings, LLC*
400,000	5.375%, 02/01/28	344,284
400,000	4.625%, 12/01/30	207,000
400,000	4.500%, 11/15/31	287,468
370,000	5.500%, 04/15/27	332,671
200,000	5.750%, 01/15/30	106,206
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
210,000	6.625%, 08/15/27	14,370
146,000	5.375%, 08/15/26	10,305
341,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	324,247
275,000	Frontier California, Inc.
	6.750%, 05/15/27	265,972
	Frontier Communications Holdings, LLC*
169,000	5.000%, 05/01/28	156,153
65,000	8.750%, 05/15/30	66,606
289,000	Frontier Florida, LLC@
	6.860%, 02/01/28	278,483
400,000	Frontier North, Inc.@
	6.730%, 02/15/28	383,720
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
235,000	3.500%, 03/01/29	212,844
69,000	5.250%, 12/01/27	67,791
	iHeartCommunications, Inc.
165,000	8.375%, 05/01/27	103,222
100,000	5.250%, 08/15/27*	77,753
330,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	320,001
198,330	Ligado Networks, LLC*
	15.500%, 11/01/23
	PIK rate	34,152
	Lumen Technologies, Inc.
200,000	7.600%, 09/15/39	53,226
135,000	4.000%, 02/15/27*^	71,472
67,000	7.650%, 03/15/42	18,473
130,000	Match Group Holdings II, LLC*^
	3.625%, 10/01/31	111,354
220,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	214,179
260,000	Paramount Global
	4.900%, 08/15/44	205,686
94,000	Qwest Corp.
	7.250%, 09/15/25	92,144
	Scripps Escrow II, Inc.*
136,000	3.875%, 01/15/29	118,302
68,000	5.375%, 01/15/31	52,281
225,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	203,063
	Sirius XM Radio, Inc.*
345,000	5.500%, 07/01/29	328,371
268,000	4.000%, 07/15/28	243,499
130,000	3.125%, 09/01/26	121,581
65,000	3.875%, 09/01/31	54,278
242,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	128,693
680,000	Sprint, LLCµ
	7.125%, 06/15/24	683,346
300,000	Stagwell Global, LLC*
	5.625%, 08/15/29	275,409
260,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	154,172
105,000	Time Warner Cable, LLC
	7.300%, 07/01/38	110,203
300,000	United States Cellular Corp.
	6.700%, 12/15/33	309,321
202,000	Univision Communications, Inc.*
	8.000%, 08/15/28	205,586

See accompanying Notes to Schedule of Investments

1

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	Viasat, Inc.*^
	5.625%, 04/15/27	$126,739
		8,980,259
	Consumer Discretionary (3.4%)
320,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	325,853
265,000	Adams Homes, Inc.*
	9.250%, 10/15/28	271,604
330,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	348,850
213,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	208,406
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
228,000	4.625%, 08/01/29	207,754
204,000	6.625%, 01/15/28	202,380
325,000	At Home Group, Inc.*
	4.875%, 07/15/28	143,699
	Bath & Body Works, Inc.
355,000	6.694%, 01/15/27	360,918
195,000	6.875%, 11/01/35	195,111
	Caesars Entertainment, Inc.*
168,000	4.625%, 10/15/29^	153,560
132,000	8.125%, 07/01/27	135,579
	Carnival Corp.*
134,000	4.000%, 08/01/28	124,290
133,000	7.625%, 03/01/26^	135,157
16,000	7.000%, 08/15/29^	16,661
	Carvana Company*
52,000	14.000%, 06/01/31	46,420
44,000	13.000%, 06/01/30	39,233
29,000	12.000%, 12/01/28	25,754
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
575,000	5.125%, 05/01/27	554,996
315,000	4.500%, 08/15/30	273,798
300,000	6.375%, 09/01/29	292,239
300,000	4.750%, 03/01/30	266,742
266,000	4.250%, 02/01/31	224,533
130,000	5.000%, 02/01/28	122,811
130,000	4.750%, 02/01/32	111,632
130,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	125,922
207,000	Cedar Fair, LP
	5.250%, 07/15/29	198,134
132,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	133,894
	Dana, Inc.
220,000	4.250%, 09/01/30^	192,577
195,000	4.500%, 02/15/32	167,934
	DISH DBS Corp.
300,000	5.125%, 06/01/29	111,876
190,000	5.250%, 12/01/26*	150,041
168,000	7.375%, 07/01/28	74,353
135,000	5.750%, 12/01/28*	91,067
115,000	7.750%, 07/01/26	68,052
265,000	DISH Network Corp.*
	11.750%, 11/15/27	276,774
400,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	370,956
296,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	272,364
275,000	Ford Motor Company
	6.100%, 08/19/32	275,179
	Ford Motor Credit Company, LLC
425,000	4.000%, 11/13/30	379,291
350,000	5.113%, 05/03/29	340,190
340,000	7.200%, 06/10/30	361,600
240,000	7.350%, 11/04/27	252,468
98,000	Gap, Inc.*
	3.875%, 10/01/31	80,988
135,000	General Motors Company
	5.200%, 04/01/45	122,498
	goeasy, Ltd.*
455,000	9.250%, 12/01/28	484,934
241,000	4.375%, 05/01/26	230,613
140,000	Goodyear Tire & Rubber Company^
	5.250%, 07/15/31	127,554
114,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	105,273
283,000	Guitar Center, Inc.*^
	8.500%, 01/15/26	251,457
145,000	International Game Technology, PLC*
	6.250%, 01/15/27	145,963
72,024	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	72,614
233,000	Kohl's Corp.
	5.550%, 07/17/45	159,004
265,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	272,113
265,000	Liberty Interactive, LLC
	8.250%, 02/01/30	141,579
256,000	Life Time, Inc.*^
	8.000%, 04/15/26	258,965
135,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	140,682
100,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	104,010
168,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	168,128
175,000	M/I Homes, Inc.
	3.950%, 02/15/30	156,951
	Macy's Retail Holdings, LLC
305,000	6.700%, 07/15/34*	256,673
265,000	4.300%, 02/15/43	201,212
332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	308,235
160,000	Newell Brands, Inc.
	5.200%, 04/01/26	155,814
	Nordstrom, Inc.
130,000	5.000%, 01/15/44	93,937
123,000	4.250%, 08/01/31	102,698
399,000	Patrick Industries, Inc.*^
	4.750%, 05/01/29	368,002
305,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	262,352
250,000	PetSmart, Inc. / PetSmart Finance Corp.*
	4.750%, 02/15/28	233,690
365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	275,122

See accompanying Notes to Schedule of Investments

2

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	QVC, Inc.
	5.450%, 08/15/34	$89,714
130,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	139,420
529,000	Rite Aid Corp.*@
	8.000%, 11/15/26	401,876
132,000	Royal Caribbean Cruises, Ltd.*
	7.250%, 01/15/30	137,647
370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	318,992
395,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	403,366
303,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	274,460
193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	183,219
545,000	Station Casinos, LLC*
	4.500%, 02/15/28	514,278
	STL Holding Company, LLC*
200,000	7.500%, 02/15/26	203,714
65,000	8.750%, 02/15/29	66,191
162,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	161,461
65,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	69,649
300,000	Vista Outdoor, Inc.*^
	4.500%, 03/15/29	294,999
265,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	279,697
		17,450,396
Consumer Staples (0.8%)
303,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	294,331
395,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	409,224
255,000	B&G Foods, Inc.*
	8.000%, 09/15/28	266,248
305,000	Central Garden & Pet Company*
	4.125%, 04/30/31	270,105
304,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	278,312
	Energizer Holdings, Inc.*
370,000	4.375%, 03/31/29	335,050
66,000	6.500%, 12/31/27	65,789
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
390,000	5.500%, 01/15/30	381,802
175,000	5.125%, 02/01/28µ	173,640
100,000	5.750%, 04/01/33	99,160
177,000	New Albertsons, LP
	7.750%, 06/15/26	181,675
261,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	239,363
210,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	189,464
115,000	Post Holdings, Inc.*
	5.750%, 03/01/27	114,651
252,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	219,686
240,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	201,960
413,000	Vector Group, Ltd.*
	5.750%, 02/01/29	381,443
		4,101,903
Energy (2.1%)
132,000	Antero Resources Corp.*
	5.375%, 03/01/30	126,075
268,000	Apache Corp.
	5.100%, 09/01/40	230,480
135,000	Buckeye Partners, LP
	5.850%, 11/15/43	111,510
365,000	Callon Petroleum Company*^
	7.500%, 06/15/30	384,768
129,000	Cheniere Energy, Inc.µ
	4.625%, 10/15/28	125,004
198,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	200,420
371,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	395,965
	Continental Resources, Inc.*
200,000	2.875%, 04/01/32	163,368
135,000	5.750%, 01/15/31	134,414
202,000	DT Midstream, Inc.*
	4.125%, 06/15/29	185,757
	Earthstone Energy Holdings, LLC*
256,000	8.000%, 04/15/27	265,308
100,000	9.875%, 07/15/31	111,125
150,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	150,264
	Energy Transfer, LP‡
390,000	8.586%, 11/01/66
	3 mo. SOFR + 3.28%	348,391
197,000	6.500%, 02/01/36
	5 year CMT + 5.69%	190,534
	EnLink Midstream Partners, LP
340,000	9.756%, 02/01/36‡
	3 mo. USD LIBOR + 4.11%	321,395
285,000	4.850%, 07/15/26	280,055
168,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	172,141
430,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	442,530
	Genesis Energy, LP / Genesis Energy Finance Corp.
196,000	8.875%, 04/15/30	205,190
109,000	6.250%, 05/15/26	108,576
	Gulfport Energy Corp.
255,000	8.000%, 05/17/26*	257,499
79,696	8.000%, 05/17/26	80,477
365,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	354,660
196,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	196,604
114,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	115,343
262,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	259,126

See accompanying Notes to Schedule of Investments

3

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Moss Creek Resources Holdings, Inc.*
145,000	10.500%, 05/15/27	$149,343
130,000	7.500%, 01/15/26^	129,588
	Nabors Industries, Inc.*
200,000	7.375%, 05/15/27	197,878
100,000	9.125%, 01/31/30	102,039
200,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	183,248
272,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	268,826
198,000	Oceaneering International, Inc.
	6.000%, 02/01/28	194,117
280,000	Parkland Corp.*
	5.875%, 07/15/27	277,967
138,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	133,347
66,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	68,196
270,000	Plains All American Pipeline, LP‡
	9.751%, 02/01/36
	3 mo. USD LIBOR + 4.11%	267,519
365,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	340,114
130,000	Southwestern Energy Company
	4.750%, 02/01/32	120,506
375,250	Transocean, Inc.*
	8.750%, 02/15/30	392,628
	Venture Global Calcasieu Pass, LLC*
165,000	6.250%, 01/15/30	165,457
65,000	4.125%, 08/15/31	57,582
65,000	3.875%, 08/15/29	58,102
	Venture Global LNG, Inc.*
330,000	8.375%, 06/01/31	334,366
200,000	8.125%, 06/01/28	202,548
135,000	9.875%, 02/01/32	142,016
135,000	9.500%, 02/01/29	143,533
	Vital Energy, Inc.
168,000	9.750%, 10/15/30	178,631
165,000	7.750%, 07/31/29*^	163,008
275,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	263,414
327,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	334,897
		10,785,849
Financials (2.7%)
420,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	421,529
400,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	399,020
187,000	AG Issuer, LLC*
	6.250%, 03/01/28	184,862
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
460,000	6.750%, 10/15/27	450,611
35,000	7.000%, 01/15/31	35,441
	Ally Financial, Inc.
427,000	4.700%, 02/01/36
	7 year CMT + 3.48%‡	340,975
110,000	8.000%, 11/01/31	121,822
533,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	498,190
198,000	Aviation Capital Group, LLC*µ
	3.500%, 11/01/27	184,603
398,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	377,877
315,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	279,355
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	195,096
	Credit Acceptance Corp.
255,000	6.625%, 03/15/26^	255,337
180,000	9.250%, 12/15/28*	189,673
265,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	278,335
344,000	Enact Holdings, Inc.*µ
	6.500%, 08/15/25	343,436
300,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	309,609
333,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	284,772
275,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	286,751
145,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	150,401
	HUB International, Ltd.*
398,000	5.625%, 12/01/29	375,784
130,000	7.375%, 01/31/32	133,060
202,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	169,019
360,000	ILFC E-Capital Trust II*‡
	7.436%, 12/21/65
	3 mo. USD LIBOR + 1.80%	285,343
550,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	533,786
540,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	487,566
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
522,000	5.250%, 10/01/25	513,674
280,000	4.750%, 06/15/29	250,785
245,000	LD Holdings Group, LLC*^
	6.125%, 04/01/28	199,915
	Level 3 Financing, Inc.*
280,000	4.250%, 07/01/28	94,150
135,000	4.625%, 09/15/27	71,272
200,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	184,446
265,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	275,192
129,027	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^
	14.750%, 11/14/28	140,700
417,000	MetLife, Inc.
	6.400%, 12/15/66	426,040

See accompanying Notes to Schedule of Investments

4

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
365,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	$347,732
	Navient Corp.
288,000	5.000%, 03/15/27	274,870
145,000	4.875%, 03/15/28	131,886
170,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	144,667
130,000	Newmark Group, Inc.*
	7.500%, 01/12/29	132,865
	OneMain Finance Corp.
185,000	9.000%, 01/15/29	195,020
180,000	3.875%, 09/15/28	158,188
127,000	7.125%, 03/15/26^	128,803
132,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	5.875%, 10/01/28	129,238
416,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	384,322
300,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	279,099
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
125,000	3.625%, 03/01/29	111,566
120,000	3.875%, 03/01/31	105,460
65,000	2.875%, 10/15/26	60,324
269,000	StoneX Group, Inc.*
	8.625%, 06/15/25	272,075
	United Wholesale Mortgage, LLC*
310,000	5.500%, 04/15/29^	293,161
130,000	5.750%, 06/15/27	127,776
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
135,000	6.500%, 02/15/29^	95,269
132,000	10.500%, 02/15/28	134,330
300,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	262,338
280,000	XHR, LP*^
	6.375%, 08/15/25	280,462
		13,777,878
Health Care (1.1%)
	Bausch Health Companies, Inc.*
539,000	11.000%, 09/30/28	370,471
105,000	14.000%, 10/15/30	59,420
98,000	6.125%, 02/01/27	62,200
	CHS/Community Health Systems, Inc.*
533,000	6.125%, 04/01/30	353,081
151,000	8.000%, 03/15/26	148,783
146,000	6.875%, 04/15/29	100,778
130,000	10.875%, 01/15/32	136,582
33,000	5.250%, 05/15/30	27,431
	DaVita, Inc.*
313,000	3.750%, 02/15/31	258,200
291,000	4.625%, 06/01/30	257,689
	Embecta Corp.*
195,000	5.000%, 02/15/30	159,771
67,000	6.750%, 02/15/30	59,118
	Encompass Health Corp.
130,000	4.750%, 02/01/30	122,201
130,000	4.500%, 02/01/28	124,365
282,000	HCA, Inc.
	7.500%, 11/06/33	318,403
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	185,032
	Medline Borrower, LP*
336,000	5.250%, 10/01/29	313,555
335,000	3.875%, 04/01/29	303,691
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
490,000	5.125%, 04/30/31	422,081
200,000	4.125%, 04/30/28	182,990
302,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	255,311
	Tenet Healthcare Corp.
625,000	6.250%, 02/01/27	623,781
375,000	6.875%, 11/15/31	386,558
	Teva Pharmaceutical Finance Netherlands III, BV
335,000	5.125%, 05/09/29	323,352
200,000	4.750%, 05/09/27	193,500
130,000	3.150%, 10/01/26	121,365
		5,869,709
Industrials (2.3%)
300,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	272,271
300,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	298,035
265,000	Air Lease Corp.‡
	4.125%, 02/01/36
	5 year CMT + 3.15%	224,603
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
440,000	4.625%, 01/15/27	427,165
195,000	5.875%, 02/15/28	194,901
233,000	Allegiant Travel Company*
	7.250%, 08/15/27	227,991
146,000	Arcosa, Inc.*
	4.375%, 04/15/29	137,021
700,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK Rate	339,696
206,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	186,788
	Bombardier, Inc.*
135,000	7.875%, 04/15/27	135,186
130,000	8.750%, 11/15/30	136,796
261,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	242,234
273,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	267,917
68,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	66,933
350,000	Deluxe Corp.*
	8.000%, 06/01/29	315,308
260,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	260,354
132,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	133,439
	EnerSys*
145,000	4.375%, 12/15/27	137,393
135,000	6.625%, 01/15/32	136,949

See accompanying Notes to Schedule of Investments

5

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
161,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	$144,662
	Graphic Packaging International, LLC*
175,000	4.750%, 07/15/27^	170,496
125,000	3.500%, 03/01/29	113,056
290,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	251,868
623,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	566,182
337,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	316,948
350,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	344,018
310,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	291,766
	JELD-WEN, Inc.*
160,000	4.625%, 12/15/25	156,483
135,000	4.875%, 12/15/27^	128,933
445,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	415,848
265,000	Knife River Holding Company*
	7.750%, 05/01/31	278,796
69,000	MasTec, Inc.*µ
	4.500%, 08/15/28	64,833
170,000	Moog, Inc.*
	4.250%, 12/15/27	159,399
323,000	Newfold Digital Holdings Group, Inc.*
	6.000%, 02/15/29	244,660
272,000	Novelis Corp.*
	4.750%, 01/30/30	252,615
100,000	OI European Group, BV*^
	4.750%, 02/15/30	92,652
310,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^
	4.000%, 10/15/27	289,432
	Sealed Air Corp.*
206,000	6.125%, 02/01/28	207,125
65,000	5.000%, 04/15/29^	62,698
65,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	68,190
247,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	215,167
	Sinclair Television Group, Inc.*
201,000	4.125%, 12/01/30	155,502
135,000	5.500%, 03/01/30	104,112
270,000	Standard Industries, Inc.*
	5.000%, 02/15/27	262,637
216,000	Stericycle, Inc.*
	3.875%, 01/15/29	196,651
65,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	67,607
	TransDigm, Inc.
285,000	6.875%, 12/15/30*	293,108
205,000	7.500%, 03/15/27	205,674
200,000	6.750%, 08/15/28*	203,534
151,000	6.250%, 03/15/26*	150,286
100,000	7.125%, 12/01/31*	104,325
266,000	Tronox, Inc.*
	4.625%, 03/15/29	235,165
99,329	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	90,840
265,000	Vertiv Group Corp.*
	4.125%, 11/15/28	246,813
274,000	Wabash National Corp.*
	4.500%, 10/15/28	249,874
240,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	233,210
	Williams Scotsman, Inc.*
157,000	4.625%, 08/15/28	148,241
130,000	7.375%, 10/01/31	136,309
		12,060,695
Information Technology (0.8%)
66,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	61,995
153,000	Coherent Corp.*
	5.000%, 12/15/29	143,304
185,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	147,241
245,000	CommScope, Inc.*
	4.750%, 09/01/29	162,237
162,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	165,574
130,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	120,991
138,000	Fair Isaac Corp.*
	4.000%, 06/15/28	128,642
300,000	KBR, Inc.*
	4.750%, 09/30/28	276,786
	MPH Acquisition Holdings, LLC*
300,000	5.750%, 11/01/28^	238,869
130,000	5.500%, 09/01/28	115,601
132,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	138,574
130,000	NCR Voyix Corp.*
	5.125%, 04/15/29	122,417
198,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	181,784
	Open Text Corp.*
204,000	3.875%, 02/15/28	189,645
135,000	6.900%, 12/01/27	140,334
98,000	3.875%, 12/01/29	88,503
98,000	Open Text Holdings, Inc.*^
	4.125%, 12/01/31	86,771
245,000	Playtika Holding Corp.*
	4.250%, 03/15/29	212,584
370,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	334,839
	Twilio, Inc.
185,000	3.625%, 03/15/29	167,275
66,000	3.875%, 03/15/31	58,205
97,000	UKG, Inc.*
	6.875%, 02/01/31	98,197
325,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	283,289
300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	267,300
		3,930,957

See accompanying Notes to Schedule of Investments

6

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Materials (0.7%)
140,000	ArcelorMittal, SA
	7.000%, 10/15/39	$152,848
147,000	ATI, Inc.
	5.875%, 12/01/27	144,746
67,000	Carpenter Technology Corp.
	7.625%, 03/15/30	69,336
195,000	Chemours Company*
	4.625%, 11/15/29	170,709
420,000	Clearwater Paper Corp.*^
	4.750%, 08/15/28	394,376
199,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	200,835
	Commercial Metals Company
130,000	4.125%, 01/15/30	118,979
65,000	4.375%, 03/15/32	58,187
250,000	Constellium, SE*^
	3.750%, 04/15/29	225,395
136,000	HB Fuller Company
	4.250%, 10/15/28	126,869
200,000	INEOS Finance, PLC*^
	6.750%, 05/15/28	195,746
215,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	217,404
235,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	216,705
63,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	53,712
	Mercer International, Inc.
344,000	5.125%, 02/01/29	295,348
133,000	12.875%, 10/01/28*	143,024
250,000	OCI, NV*
	6.700%, 03/16/33	249,960
	Owens-Brockway Glass Container, Inc.*
200,000	7.250%, 05/15/31	201,900
130,000	6.625%, 05/13/27^	130,161
305,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	287,347
131,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	51,480
		3,705,067
	Other (0.1%)
	Gen Digital, Inc.*
140,000	7.125%, 09/30/30^	145,282
140,000	6.750%, 09/30/27	142,344
		287,626
	Real Estate (0.2%)
210,000	EPR Properties
	3.750%, 08/15/29	187,261
	Forestar Group, Inc.*
195,000	5.000%, 03/01/28	185,480
137,000	3.850%, 05/15/26	130,297
301,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	274,301
125,000	Service Properties Trust^
	5.250%, 02/15/26	121,133
		898,472
	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
260,000	6.750%, 01/15/30^	234,049
131,000	4.625%, 01/15/29	120,747
		354,796
	Utilities (0.1%)
97,000	PPL Capital Funding, Inc.‡
	8.275%, 03/30/67
	3 mo. USD LIBOR + 2.67%	93,082
	Vistra Corp.*‡
125,000	7.000%, 02/01/68
	5 year CMT + 5.74%	122,025
65,000	8.000%, 02/01/68
	5 year CMT + 6.93%	65,301
		280,408
	Total Corporate Bonds (Cost $74,838,650)	83,663,118

Convertible Bonds (130.7%)
	Communication Services (10.1%)
264,000	Cable One, Inc.µ
	0.000%, 03/15/26	226,805
	Liberty Media Corp.*
7,500,000	3.750%, 03/15/28	9,304,950
7,250,000	2.375%, 09/30/53	7,610,687
7,750,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	8,077,205
4,500,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	4,006,800
5,250,000	Perficient, Inc.µ
	0.125%, 11/15/26	4,470,375
	Snap, Inc.µ
11,000,000	0.000%, 05/01/27	8,860,830
5,000,000	0.750%, 08/01/26	5,249,250
3,000,000	Zillow Group, Inc.
	1.375%, 09/01/26	4,098,390
		51,905,292
	Consumer Discretionary (26.5%)
9,750,000	Airbnb, Inc.µ
	0.000%, 03/15/26	8,863,725
4,000,000	Booking Holdings, Inc.
	0.750%, 05/01/25	7,468,280
3,750,000	Carnival Corp.
	5.750%, 12/01/27	5,709,638
6,000,000	Chegg, Inc.µ
	0.000%, 09/01/26	4,986,120
	DISH Network Corp.µ
11,400,000	0.000%, 12/15/25	8,159,550
278,000	2.375%, 03/15/24	272,565
11,750,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	9,803,847
11,250,000	Etsy, Inc.µ
	0.125%, 09/01/27	9,330,525
14,500,000	Ford Motor Company
	0.000%, 03/15/26	14,133,585
7,500,000	Liberty Broadband Corp.*µ
	3.125%, 03/31/53	7,364,175

See accompanying Notes to Schedule of Investments

7

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,125,000	Lucid Group, Inc.*
	1.250%, 12/15/26	$844,921
9,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	7,959,240
10,000,000	Rivian Automotive, Inc.*µ
	4.625%, 03/15/29	10,651,800
1,750,000	Royal Caribbean Cruises, Ltd.µ
	6.000%, 08/15/25	4,583,355
5,000,000	Shake Shack, Inc.µ
	0.000%, 03/01/28	4,097,750
2,750,000	Stride, Inc.
	1.125%, 09/01/27	3,526,078
13,250,000	Vail Resorts, Inc.µ
	0.000%, 01/01/26	11,966,340
11,750,000	Wayfair, Inc.µ
	3.250%, 09/15/27	12,974,467
3,286,000	Winnebago Industries, Inc.*µ
	3.250%, 01/15/30	3,381,360
		136,077,321
	Consumer Staples (0.8%)
4,000,000	Post Holdings, Inc.
	2.500%, 08/15/27	4,164,360

	Energy (2.6%)
4,265,000	Nabors Industries, Inc.*µ
	1.750%, 06/15/29	3,156,654
3,750,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	4,177,913
2,500,000	Pioneer Natural Resources Company
	0.250%, 05/15/25	6,215,850
9,600,000	SunEdison, Inc.*@&
	0.250%, 01/15/49	96,000
		13,646,417
	Financials (1.7%)
7,500,000	Morgan Stanley Finance, LLC
	1.000%, 11/23/27	8,728,500

	Health Care (27.3%)
4,000,000	Alnylam Pharmaceuticals, Inc.µ
	1.000%, 09/15/27	3,859,720
4,750,000	Alphatec Holdings, Inc.
	0.750%, 08/01/26	5,213,647
4,752,000	BioMarin Pharmaceutical, Inc.µ
	0.599%, 08/01/24	4,681,718
8,250,000	CONMED Corp.µ
	2.250%, 06/15/27	7,849,215
10,500,000	CryoPort, Inc.*µ
	0.750%, 12/01/26	8,601,705
	Dexcom, Inc.
13,817,000	0.250%, 11/15/25	14,305,155
7,000,000	0.375%, 05/15/28*µ	7,055,160
2,525,000	Enovis Corp.*^
	3.875%, 10/15/28	3,121,683
3,750,000	Envista Holdings Corp.*µ
	1.750%, 08/15/28	3,424,913
	Exact Sciences Corp.µ
6,000,000	0.375%, 03/15/27	5,576,640
3,250,000	2.000%, 03/01/30*	3,609,873
6,250,000	Halozyme Therapeutics, Inc.µ
	1.000%, 08/15/28	5,671,062
1,772,000	Immunocore Holdings, PLC*
	2.500%, 02/01/30	1,911,102
3,750,000	Insmed, Inc.
	0.750%, 06/01/28	4,087,200
3,750,000	Insulet Corp.
	0.375%, 09/01/26	4,016,925
7,750,000	Integer Holdings Corp.*
	2.125%, 02/15/28	10,097,707
3,750,000	Ionis Pharmaceuticals, Inc.^
	0.000%, 04/01/26	3,988,313
8,000,000	Jazz Investments I, Ltd.
	2.000%, 06/15/26	8,067,360
3,189,000	Lantheus Holdings, Inc.µ
	2.625%, 12/15/27	3,306,004
9,000,000	NeoGenomics, Inc.µ
	0.250%, 01/15/28	6,877,710
7,500,000	Omnicell, Inc.µ
	0.250%, 09/15/25	6,894,750
7,000,000	Pacira BioSciences, Inc.µ
	0.750%, 08/01/25	6,505,100
3,250,000	Sarepta Therapeutics, Inc.µ
	1.250%, 09/15/27	3,668,600
7,250,000	Shockwave Medical, Inc.*
	1.000%, 08/15/28	7,668,180
		140,059,442
	Industrials (10.0%)
3,750,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	4,609,837
3,625,000	Fluor Corp.*^
	1.125%, 08/15/29	3,840,796
6,250,000	John Bean Technologies Corp.µ
	0.250%, 05/15/26	5,660,875
3,750,000	Middleby Corp.
	1.000%, 09/01/25	4,431,113
2,750,000	Parsons Corp.
	0.250%, 08/15/25	4,086,665
3,500,000	Tetra Tech, Inc.*µ
	2.250%, 08/15/28	3,559,360
	Uber Technologies, Inc.
17,000,000	0.000%, 12/15/25^	17,572,900
6,758,000	0.875%, 12/01/28*µ	7,549,294
		51,310,840
	Information Technology (42.7%)
3,625,000	Advanced Energy Industries, Inc.*
	2.500%, 09/15/28	3,757,095
	Akamai Technologies, Inc.
7,250,000	1.125%, 02/15/29*µ	8,059,535
3,750,000	0.375%, 09/01/27	4,296,413
7,750,000	Bentley Systems, Inc.µ
	0.125%, 01/15/26	7,600,735
6,500,000	BILL Holdings, Inc.µ
	0.000%, 12/01/25	6,093,815
3,000,000	Camtek, Ltd.*
	0.000%, 12/01/26	4,285,470
7,000,000	Confluent, Inc.µ
	0.000%, 01/15/27	5,862,010
8,250,000	CyberArk Software, Ltd.
	0.000%, 11/15/24	12,414,270
4,224,000	Datadog, Inc.
	0.125%, 06/15/25	5,978,058
5,250,000	DigitalOcean Holdings, Inc.µ
	0.000%, 12/01/26	4,329,203
7,927,000	Enphase Energy, Inc.µ
	0.000%, 03/01/26	7,120,348
1,750,000	Five9, Inc.µ
	0.500%, 06/01/25	1,682,415

See accompanying Notes to Schedule of Investments

8

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,750,000	MongoDB, Inc.
	0.250%, 01/15/26	$3,399,253
	NCL Corp., Ltd.
5,250,000	1.125%, 02/15/27µ	4,673,182
4,000,000	2.500%, 02/15/27µ	3,663,680
2,750,000	5.375%, 08/01/25	3,316,005
5,500,000	Nutanix, Inc.
	0.250%, 10/01/27	6,314,715
	Okta, Inc.µ
6,500,000	0.125%, 09/01/25	6,006,000
3,500,000	0.375%, 06/15/26	3,112,375
15,000,000	ON Semiconductor Corp.*µ
	0.500%, 03/01/29	14,569,500
4,750,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	16,159,405
6,500,000	Rapid7, Inc.
	1.250%, 03/15/29	7,116,785
9,750,000	Repay Holdings Corp.*µ
	0.000%, 02/01/26	8,289,060
3,500,000	Seagate HDD Cayman*^
	3.500%, 06/01/28	4,214,945
12,000,000	Shift4 Payments, Inc.
	0.000%, 12/15/25	13,239,960
5,800,000	SK Hynix, Inc.
	1.750%, 04/11/30	7,647,474
8,500,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	8,627,075
12,500,000	Unity Software, Inc.µ
	0.000%, 11/15/26	10,398,375
4,500,000	Western Digital Corp.*µ
	3.000%, 11/15/28	5,845,230
5,500,000	Wix.com, Ltd.
	0.000%, 08/15/25	5,032,060
	Wolfspeed, Inc.
7,750,000	1.875%, 12/01/29	4,469,503
4,469,000	0.250%, 02/15/28	2,647,167
3,500,000	Workiva, Inc.*µ
	1.250%, 08/15/28	3,372,005
3,750,000	Zscaler, Inc.
	0.125%, 07/01/25	5,969,025
		219,562,146
	Materials (2.4%)
1,250,000	ATI, Inc.
	3.500%, 06/15/25	3,333,563
3,000,000	Ivanhoe Mines, Ltd.*
	2.500%, 04/15/26	4,477,800
5,225,000	MP Materials Corp.*µ
	0.250%, 04/01/26	4,488,118
		12,299,481
	Other (0.0%)
135,000	Multiplan Corp.*µ
	6.000%, 10/15/27	94,557

	Real Estate (0.9%)
5,250,000	Pebblebrook Hotel Trustµ
	1.750%, 12/15/26	4,709,985

	Utilities (5.7%)
3,750,000	CMS Energy Corp.*
	3.375%, 05/01/28	3,678,938
5,750,000	PG&E Corp.*µ
	4.250%, 12/01/27	5,861,492
13,250,000	PPL Capital Funding, Inc.*^
	2.875%, 03/15/28	12,641,957
7,000,000	Southern Company*
	3.875%, 12/15/25	6,973,750
		29,156,137
	Total Convertible Bonds (Cost $695,181,112)	671,714,478

Bank Loans (2.5%) ¡
	Airlines (0.1%)
191,250	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	196,257
189,000	Mileage Plus Holdings, LLC‡
	10.770%, 06/21/27
	3 mo. SOFR + 5.25%	195,044
		391,301
	Communication Services (0.1%)
34,111	Clear Channel Outdoor Holdings, Inc.‡
	9.074%, 08/21/26
	3 mo. SOFR + 3.50%	33,773
220,000	DirecTV Financing, LLC!
	0.000%, 08/02/29	220,184
420,000	Entercom Media Corp.‡
	8.145%, 11/18/24
	3 mo. SOFR + 2.50%	235,824
140,000	Telesat Canada‡
	8.400%, 12/07/26
	3 mo. SOFR + 2.75%	85,942
		575,723
	Consumer Discretionary (0.5%)
206,400	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	206,788
263,013	Caesars Entertainment, Inc.‡
	8.663%, 02/06/30
	3 mo. SOFR + 3.25%	263,223
304,224	Carnival Corp.‡
	8.697%, 10/18/28
	1 mo. SOFR + 3.25%	304,651
263,675	Carnival Corp.‡
	8.336%, 08/08/27
	1 mo. SOFR + 3.00%	264,137
263,013	Hanesbrands, Inc.‡
	9.083%, 03/08/30
	1 mo. SOFR + 3.75%	262,026
153,526	Life Time Fitness, Inc.‡
	9.824%, 01/15/26
	3 mo. SOFR + 4.25%	154,601
160,732	Petco Health & Wellness Company, Inc.‡
	8.860%, 03/03/28
	3 mo. SOFR + 3.25%	151,307
550,936	PetSmart, Inc.‡
	9.183%, 02/11/28
	1 mo. SOFR + 3.75%	549,159
172,141	TKC Holdings, Inc.‡
	10.947%, 05/15/28
	1 mo. SOFR + 5.50%	166,933

See accompanying Notes to Schedule of Investments

9

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
264,838	Windsor Holdings III, LLC‡
	9.848%, 08/01/30
	1 mo. SOFR + 4.50%	$265,537
		2,588,362
	Consumer Staples (0.2%)
558,106	Amneal Pharmaceuticals, LLC‡
	10.833%, 05/04/28
	1 mo. SOFR + 5.50%	555,316
373,246	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	373,479
275,000	Star Parent, Inc.‡
	9.348%, 09/27/30
	3 mo. SOFR + 4.00%	268,984
120,336	United Natural Foods, Inc.‡
	8.697%, 10/22/25
	1 mo. SOFR + 3.25%	120,255
		1,318,034
	Energy (0.1%)
210,000	Buckeye Partners, LP‡
	7.833%, 11/22/30
	1 mo. SOFR + 2.50%	210,175
125,000	New Fortress Energy, Inc.‡
	10.317%, 10/27/28
	3 mo. SOFR + 5.00%	125,250
337,799	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	338,095
		673,520
	Financials (0.4%)
65,000	Advisor Group, Inc.‡
	9.833%, 08/17/28
	1 mo. SOFR + 4.50%	65,020
216,061	Alliant Holdings Intermediate LLC‡
	8.833%, 11/06/30
	1 mo. SOFR + 3.50%	216,757
203,976	Amynta Agency Borrower, Inc.‡
	9.583%, 02/28/28
	1 mo. SOFR + 4.25%	204,304
271,545	AssuredPartners, Inc.‡
	8.833%, 02/12/27
	1 mo. SOFR + 3.50%	270,979
204,488	Avolon TLB Borrower 1, LLC‡
	7.337%, 06/22/28
	1 mo. SOFR + 2.00%	204,675
150,000	Broadstreet Partners, Inc.‡
	9.083%, 01/27/29
	1 mo. SOFR + 3.75%	150,094
260,000	HUB International, Ltd.!
	0.000%, 06/20/30	260,447
195,000	Iron Mountain, Inc.‡
	7.569%, 01/31/31
	3 mo. SOFR + 2.25%	194,208
350,197	VFH Parent, LLC‡
	8.433%, 01/13/29
	1 mo. SOFR + 3.00%	350,022
		1,916,506
	Health Care (0.2%)
132,143	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	132,431
282,353	Padagis, LLC‡
	10.341%, 07/06/28
	3 mo. SOFR + 4.75%	273,884
32,923	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	32,995
676,725	Team Health Holdings, Inc.‡
	10.563%,
	3 mo. SOFR + 5.25%	565,912
1,935	Team Health Holdings, Inc.‡
	10.583%, 03/02/27
	1 mo. SOFR + 5.25%	1,618
		1,006,840
	Industrials (0.3%)
136,500	ACProducts, Inc.‡
	9.860%, 05/17/28
	3 mo. SOFR + 4.25%	118,430
128,500	ACProducts, Inc.!
	0.000%, 05/17/28	111,489
167,450	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	167,829
251,781	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	252,883
177,336	Emrld Borrower, LP‡
	8.313%, 05/31/30
	1 mo. SOFR + 3.00%	177,591
256,100	Light and Wonder International, Inc.‡
	8.083%, 04/14/29
	1 mo. SOFR + 3.00%	256,100
270,000	TransDigm, Inc.‡
	8.598%, 02/14/31
	3 mo. SOFR + 3.25%	270,649
263,170	United Airlines, Inc.‡
	9.201%, 04/21/28
	1 mo. SOFR + 3.75%	264,014
		1,618,985
	Information Technology (0.2%)
369,559	Banff Merger Sub, Inc.‡
	9.583%, 12/29/28
	1 mo. SOFR + 4.25%	370,483
204,988	Camelot US Acquisition, LLC‡
	8.337%, 10/30/26
	1 mo. SOFR + 3.00%	205,090
249,513	Central Parent, Inc.‡
	9.348%, 07/06/29
	3 mo. SOFR + 4.00%	250,292
237,467	II-VI, Inc.‡
	8.087%, 07/02/29
	1 mo. SOFR + 2.75%	236,814
		1,062,679
	Materials (0.3%)
199,500	Chemours Company‡
	8.833%, 08/18/28
	1 mo. SOFR + 3.50%	199,301

See accompanying Notes to Schedule of Investments

10

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
273,625	Ineos US Finance, LLC‡
	8.837%, 02/18/30
	1 mo. SOFR + 3.50%	$270,974
196,112	Innophos, Inc.‡
	8.697%, 02/05/27
	1 mo. SOFR + 3.25%	193,865
333,325	LSF11 A5 Holdco, LLC‡
	9.683%, 10/15/28
	1 mo. SOFR + 4.25%	333,743
193,816	Trinseo Materials Operating SCA‡
	8.150%, 05/03/28
	3 mo. SOFR + 2.50%	148,819
252,763	W.R. Grace & Co.-Conn.‡
	9.360%, 09/22/28
	3 mo. SOFR + 3.75%	253,373
		1,400,075
	Special Purpose Acquisition Companies (0.1%)
137,900	Clydesdale Acquisition Holdings, Inc.‡
	9.108%, 04/13/29
	1 mo. SOFR + 3.67%	137,188
63,863	Fertitta Entertainment, LLC‡
	9.333%, 01/27/29
	1 mo. SOFR + 4.00%	63,764
256,750	Patagonia Holdco, LLC‡
	11.116%, 08/01/29
	3 mo. SOFR + 5.75%	236,082
		437,034
	Total Bank Loans (Cost $13,238,072)	12,989,059

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (4.3%)
	Energy (0.0%)
7	Gulfport Energy Corp.#
	10.000%, 03/04/24
	15.000% PIK rate	64,750

	Financials (2.5%)
72,795	Apollo Global Management, Inc.~
	6.750%, 07/31/26	4,252,684
7,055	Bank of America Corp.~‡‡
	7.250%	8,591,931
		12,844,615
	Industrials (0.7%)
65,985	Chart Industries, Inc.~
	6.750%, 12/15/25	3,287,373

	Utilities (1.1%)
156,300	NextEra Energy, Inc.^~
	6.926%, 09/01/25	5,815,923
	Total Convertible Preferred Stocks (Cost $24,915,213)	22,012,661

Common Stocks (0.2%)
	Communication Services (0.0%)
5,620	Altice USA, Inc. - Class A#	13,713
1,888	Cumulus Media, Inc. - Class Aµ#	8,685
		22,398
	Consumer Staples (0.0%)
1,926	Mallinckrodt, PLC#	73,669

	Energy (0.2%)
380	Chesapeake Energy Corp.µ	29,302
18,535	Energy Transfer, LP	265,050
11,035	Enterprise Products Partners, LP	295,297
1,881	EP Energy Corp.#&	5,643
8	Gulfport Energy Corp.#	1,015
2,374	ONEOK, Inc.^	162,026
		758,333
	Special Purpose Acquisition Company (0.0%)
3,168	Intelsat Emergence, SA#&	86,328
	Total Common Stocks (Cost $1,223,701)	940,728

Preferred Stocks (0.2%)
	Communication Services (0.0%)
	United States Cellular Corp.µ
3,265	5.500%, 06/01/70	59,913
3,130	5.500%, 03/01/70	57,936
		117,849
	Consumer Discretionary (0.1%)
1,722	Guitar Center, Inc.#&	141,204

	Energy (0.1%)
8,160	NuStar Energy, LP‡
	11.282%,
	3 mo. USD LIBOR + 5.64%	209,712
2,000	NuStar Energy, LP‡
	12.405%, 03/01/24
	3 mo. SOFR + 7.03%	51,640
12,000	NuStar Logistics, LP‡~
	12.310%, 01/15/43
	3 mo. SOFR + 6.98%	310,320
		571,672
	Total Preferred Stocks (Cost $840,192)	830,725

Warrants (0.0%) #
	Energy (0.0%)
13,522	Mcdermott International, Ltd.&
	06/30/27, Strike $15.98	2
12,170	Mcdermott International, Ltd.&
	06/30/27, Strike $12.33	1
	TOTAL WARRANTS (Cost $5,195)	3

See accompanying Notes to Schedule of Investments

11

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Option (0.1%) #
	Information Technology (0.1%)
325	Zscaler, Inc.
7,659,275	Put, 06/21/24, Strike $200.00
	(Cost $443,046)	$334,750
TOTAL INVESTMENTS (154.3%) (Cost $810,883,917)		792,683,357
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.9%)		(92,000,000)

LIABILITIES, LESS OTHER ASSETS (-36.4%)		(186,980,920)

NET ASSETS (100.0%)		$513,702,437

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $339,836,299.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $4,100,438.
‡‡	Perpetual maturity.
&	Illiquid security.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$197,835	$—	$197,835
Corporate Bonds	—	83,663,118	—	83,663,118
Convertible Bonds	—	671,714,478	—	671,714,478
Bank Loans	—	12,989,059	—	12,989,059
Convertible Preferred Stocks	21,947,911	64,750	—	22,012,661
Common Stocks	774,073	166,655	—	940,728
Preferred Stocks	689,521	141,204	—	830,725
Warrants	—	3	—	3
Purchased Options	334,750	—	—	334,750
Total	$23,746,255	$768,937,102	$—	$792,683,357

See accompanying Notes to Schedule of Investments

13

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
170,000	SVC ABS, LLC Series 2023-1A, Class C*~
	6.700%, 02/20/53
	(Cost $157,140)	$156,428

Corporate Bonds (16.3%)
	Airlines (0.2%)
198,857	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	193,035
96,284	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	97,278
222,305	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	198,334
126,750	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	125,600
212,209	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	192,539
168,998	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	170,455
		977,241
	Communication Services (1.6%)
250,000	Altice France, SA*
	5.500%, 10/15/29	184,653
260,000	APi Group DE, Inc.*
	4.750%, 10/15/29	243,469
225,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	183,355
	Audacy Capital Corp.*@
273,000	6.750%, 03/31/29	11,021
100,000	6.500%, 05/01/27	4,267
195,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	172,955
205,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	214,223
304,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	264,878
	CSC Holdings, LLC*
400,000	4.625%, 12/01/30	207,000
335,000	5.375%, 02/01/28	288,338
300,000	5.750%, 01/15/30	159,309
200,000	5.500%, 04/15/27	179,822
200,000	4.500%, 11/15/31	143,734
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
180,000	6.625%, 08/15/27	12,317
151,000	5.375%, 08/15/26	10,658
277,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	263,391
225,000	Frontier California, Inc.
	6.750%, 05/15/27	217,613
	Frontier Communications Holdings, LLC*
140,000	5.000%, 05/01/28	129,357
54,000	8.750%, 05/15/30	55,334
242,000	Frontier Florida, LLC@
	6.860%, 02/01/28	233,194
330,000	Frontier North, Inc.@
	6.730%, 02/15/28	316,569
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
195,000	3.500%, 03/01/29	176,615
69,000	5.250%, 12/01/27	67,791
	iHeartCommunications, Inc.
135,000	8.375%, 05/01/27	84,455
80,000	5.250%, 08/15/27*	62,202
265,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	256,971
167,354	Ligado Networks, LLC*
	15.500%, 11/01/23
	15.500% PIK rate	28,818
	Lumen Technologies, Inc.
160,000	7.600%, 09/15/39	42,581
100,000	4.000%, 02/15/27*	52,942
52,000	7.650%, 03/15/42	14,338
109,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	93,366
175,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	170,370
205,000	Paramount Global
	4.900%, 08/15/44	162,176
73,000	Qwest Corp.
	7.250%, 09/15/25	71,558
	Scripps Escrow II, Inc.*
111,000	3.875%, 01/15/29	96,556
56,000	5.375%, 01/15/31	43,055
210,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	189,525
	Sirius XM Radio, Inc.*
225,000	5.500%, 07/01/29	214,155
217,000	4.000%, 07/15/28	197,162
110,000	3.125%, 09/01/26	102,876
54,000	3.875%, 09/01/31	45,092
202,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	107,422
245,000	Stagwell Global, LLC*
	5.625%, 08/15/29	224,917
219,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	129,860
85,000	Time Warner Cable, LLC
	7.300%, 07/01/38	89,212
245,000	United States Cellular Corp.
	6.700%, 12/15/33	252,612
160,000	Univision Communications, Inc.*
	8.000%, 08/15/28	162,840
105,000	Viasat, Inc.*
	5.625%, 04/15/27	98,575
		6,733,499

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Discretionary (3.2%)
265,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	$269,847
210,000	Adams Homes, Inc.*
	9.250%, 10/15/28	215,233
260,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	274,851
175,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	171,225
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
190,000	4.625%, 08/01/29	173,128
139,000	6.625%, 01/15/28	137,896
267,000	At Home Group, Inc.*
	4.875%, 07/15/28	118,054
	Bath & Body Works, Inc.
292,000	6.694%, 01/15/27	296,868
165,000	6.875%, 11/01/35	165,094
	Caesars Entertainment, Inc.*
136,000	4.625%, 10/15/29	124,311
112,000	8.125%, 07/01/27	115,036
	Carnival Corp.*
108,000	7.625%, 03/01/26	109,752
105,000	4.000%, 08/01/28	97,392
13,000	7.000%, 08/15/29	13,537
	Carvana Company*
44,000	14.000%, 06/01/31	39,278
37,000	13.000%, 06/01/30	32,991
25,000	12.000%, 12/01/28	22,202
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
470,000	5.125%, 05/01/27	453,649
250,000	6.375%, 09/01/29	243,532
245,000	4.750%, 03/01/30	217,839
215,000	4.250%, 02/01/31	181,484
125,000	5.000%, 02/01/28	118,087
125,000	4.500%, 08/15/30	108,650
108,000	4.750%, 02/01/32	92,741
108,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	104,612
137,000	Cedar Fair, LP
	5.250%, 07/15/29	131,132
105,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	106,507
	Dana, Inc.
175,000	4.250%, 09/01/30	153,186
164,000	4.500%, 02/15/32	141,237
	DISH DBS Corp.
220,000	5.125%, 06/01/29	82,042
170,000	5.250%, 12/01/26*	134,247
133,000	7.375%, 07/01/28	58,863
129,000	7.750%, 07/01/26	76,337
100,000	5.750%, 12/01/28*	67,457
220,000	DISH Network Corp.*
	11.750%, 11/15/27	229,775
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	185,478
238,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	218,996
220,000	Ford Motor Company^
	6.100%, 08/19/32	220,143
	Ford Motor Credit Company, LLC
350,000	4.000%, 11/13/30	312,357
300,000	5.113%, 05/03/29	291,591
275,000	7.200%, 06/10/30	292,471
200,000	7.350%, 11/04/27	210,390
82,000	Gap, Inc.*
	3.875%, 10/01/31	67,766
110,000	General Motors Company
	5.200%, 04/01/45	99,813
	goeasy, Ltd.*
365,000	9.250%, 12/01/28	389,013
208,000	4.375%, 05/01/26	199,035
110,000	Goodyear Tire & Rubber Company^
	5.250%, 07/15/31	100,221
93,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	85,881
226,000	Guitar Center, Inc.*&
	8.500%, 01/15/26	200,810
145,000	International Game Technology, PLC*
	6.250%, 01/15/27	145,963
57,985	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	58,461
180,000	Kohl's Corp.
	5.550%, 07/17/45	122,836
210,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	215,636
220,000	Liberty Interactive, LLC
	8.250%, 02/01/30	117,537
204,000	Life Time, Inc.*
	8.000%, 04/15/26	206,362
105,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	109,419
80,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	83,208
139,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	139,106
140,000	M/I Homes, Inc.
	3.950%, 02/15/30	125,560
	Macy's Retail Holdings, LLC
261,000	6.700%, 07/15/34*	219,645
215,000	4.300%, 02/15/43	163,247
287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	266,457
125,000	Newell Brands, Inc.
	5.200%, 04/01/26	121,730
	Nordstrom, Inc.
110,000	5.000%, 01/15/44	79,485
105,000	4.250%, 08/01/31	87,669
327,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	301,595
250,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	215,042
250,000	PetSmart, Inc. / PetSmart Finance Corp.*
	4.750%, 02/15/28	233,690
305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	229,897
110,000	QVC, Inc.
	5.450%, 08/15/34	73,101
105,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	112,608

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
448,000	Rite Aid Corp.*@
	8.000%, 11/15/26	$340,341
105,000	Royal Caribbean Cruises, Ltd.*
	7.250%, 01/15/30	109,492
320,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	275,885
320,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	326,778
241,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	218,300
131,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	124,361
455,000	Station Casinos, LLC*
	4.500%, 02/15/28	429,352
53,000	Stl Holding Company, LLC*
	8.750%, 02/15/29	53,000
128,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	127,574
55,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	58,934
260,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	255,666
210,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	221,647
		13,921,621
	Consumer Staples (0.8%)
224,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	217,591
310,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	321,163
205,000	B&G Foods, Inc.*
	8.000%, 09/15/28	214,043
251,000	Central Garden & Pet Company*
	4.125%, 04/30/31	222,283
245,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	224,297
	Energizer Holdings, Inc.*
307,000	4.375%, 03/31/29	278,001
54,000	6.500%, 12/31/27	53,827
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
320,000	5.500%, 01/15/30	313,274
135,000	5.125%, 02/01/28	133,951
80,000	5.750%, 04/01/33	79,328
138,952	Mallinckrodt International Finance SA / Mallinckrodt CB, LLC*
	14.750%, 11/14/28	151,523
174,000	New Albertsons, LP
	7.750%, 06/15/26	178,595
217,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	199,011
165,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	148,865
110,000	Post Holdings, Inc.*
	5.750%, 03/01/27	109,667
209,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	182,200
195,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	164,092
342,000	Vector Group, Ltd.*
	5.750%, 02/01/29	315,868
		3,507,579
	Energy (2.0%)
106,000	Antero Resources Corp.*
	5.375%, 03/01/30	101,242
223,000	Apache Corp.
	5.100%, 09/01/40	191,780
135,000	Buckeye Partners, LP
	5.850%, 11/15/43	111,510
305,000	Callon Petroleum Company*
	7.500%, 06/15/30	321,519
112,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	108,530
167,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	169,041
297,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	316,985
	Continental Resources, Inc.*
165,000	2.875%, 04/01/32	134,779
100,000	5.750%, 01/15/31	99,566
169,000	DT Midstream, Inc.*
	4.125%, 06/15/29	155,411
	Earthstone Energy Holdings, LLC*
207,000	8.000%, 04/15/27	214,526
80,000	9.875%, 07/15/31	88,900
120,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	120,211
	Energy Transfer, LP‡
320,000	8.586%, 11/01/66
	3 mo. SOFR + 3.28%	285,859
162,000	6.500%, 11/15/26
	5 year CMT + 5.69%	156,683
	EnLink Midstream Partners, LP
240,000	9.756%, 03/04/24‡
	3 mo. SOFR + 4.37%	226,867
224,000	4.850%, 07/15/26	220,114
132,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	135,254
355,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	365,345
	Genesis Energy, LP / Genesis Energy Finance Corp.
138,000	8.875%, 04/15/30	144,471
88,000	6.250%, 05/15/26	87,658
	Gulfport Energy Corp.
205,000	8.000%, 05/17/26*	207,009
65,902	8.000%, 05/17/26	66,548
305,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	296,359
163,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	163,502
92,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	93,084
217,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	214,619
	Moss Creek Resources Holdings, Inc.*
135,000	10.500%, 05/15/27	139,043
90,000	7.500%, 01/15/26	89,715

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Nabors Industries, Inc.*
160,000	7.375%, 05/15/27	$158,302
80,000	9.125%, 01/31/30	81,631
160,000	Nabors Industries, Ltd.*
	7.500%, 01/15/28	146,598
221,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	218,421
158,000	Oceaneering International, Inc.
	6.000%, 02/01/28	154,902
230,000	Parkland Corp.*
	5.875%, 07/15/27	228,330
112,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	108,223
52,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	53,731
270,000	Plains All American Pipeline, LP‡
	9.751%, 03/04/24
	3 mo. SOFR + 4.37%	267,519
305,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	284,205
109,000	Southwestern Energy Company
	4.750%, 02/01/32	101,040
301,150	Transocean, Inc.*
	8.750%, 02/15/30	315,096
	Venture Global Calcasieu Pass, LLC*
130,000	6.250%, 01/15/30	130,360
55,000	4.125%, 08/15/31	48,723
55,000	3.875%, 08/15/29	49,163
	Venture Global LNG, Inc.*
265,000	8.375%, 06/01/31	268,506
155,000	8.125%, 06/01/28	156,975
105,000	9.875%, 02/01/32	110,457
105,000	9.500%, 02/01/29	111,637
	Vital Energy, Inc.
134,000	9.750%, 10/15/30	142,480
100,000	7.750%, 07/31/29*	98,793
190,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	181,995
262,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	268,327
		8,711,544
	Financials (2.6%)
340,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	341,238
323,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	322,209
153,000	AG Issuer, LLC*
	6.250%, 03/01/28	151,251
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
370,000	6.750%, 10/15/27	362,448
30,000	7.000%, 01/15/31	30,378
	Ally Financial, Inc.
245,000	4.700%, 05/15/26‡
	5 year CMT + 3.87%	199,050
100,000	4.700%, 05/15/28‡
	7 year CMT + 3.48%	76,492
90,000	8.000%, 11/01/31	99,672
439,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	410,329
168,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	156,633
329,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	312,366
255,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	226,144
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	195,096
	Credit Acceptance Corp.
205,000	6.625%, 03/15/26^	205,271
140,000	9.250%, 12/15/28*	147,524
210,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	220,567
283,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	282,536
235,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	242,527
278,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	237,737
225,000	GTCR W-2 Merger Sub, LLC*
	7.500%, 01/15/31	234,614
120,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	124,470
	HUB International, Ltd.*
324,000	5.625%, 12/01/29	305,914
105,000	7.375%, 01/31/32	107,472
164,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	137,224
275,000	ILFC E-Capital Trust II*‡
	7.436%, 12/21/65
	3 mo. SOFR + 2.06%	217,971
435,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	422,176
600,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	5.000%, 08/15/28	541,740
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
387,000	5.250%, 10/01/25	380,827
224,000	4.750%, 06/15/29	200,628
205,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	167,276
	Level 3 Financing, Inc.*
235,000	4.250%, 07/01/28	79,019
105,000	4.625%, 09/15/27	55,434
162,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	149,401
210,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	218,077
344,000	MetLife, Inc.
	6.400%, 12/15/66	351,458
300,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	285,807
	Navient Corp.
228,000	5.000%, 03/15/27	217,605
115,000	4.875%, 03/15/28	104,599

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
150,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	$127,647
105,000	Newmark Group, Inc.*
	7.500%, 01/12/29	107,314
	OneMain Finance Corp.
150,000	3.875%, 09/15/28	131,823
145,000	9.000%, 01/15/29	152,853
108,000	7.125%, 03/15/26	109,534
110,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	5.875%, 10/01/28	107,699
341,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	315,033
260,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	241,886
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
100,000	3.875%, 03/01/31	87,883
100,000	3.625%, 03/01/29	89,253
50,000	2.875%, 10/15/26	46,404
227,000	StoneX Group, Inc.*
	8.625%, 06/15/25	229,595
	United Wholesale Mortgage, LLC*
258,000	5.500%, 04/15/29	243,985
105,000	5.750%, 06/15/27	103,203
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
110,000	6.500%, 02/15/29	77,627
105,000	10.500%, 02/15/28	106,853
250,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	218,615
237,000	XHR, LP*
	6.375%, 08/15/25	237,391
		11,255,778
	Health Care (1.1%)
	Bausch Health Companies, Inc.*
398,000	11.000%, 09/30/28	273,557
81,000	6.125%, 02/01/27	51,410
78,000	14.000%, 10/15/30	44,140
	CHS/Community Health Systems, Inc.*
435,000	6.125%, 04/01/30	288,161
127,000	6.875%, 04/15/29	87,663
114,000	8.000%, 03/15/26	112,327
105,000	10.875%, 01/15/32	110,316
27,000	5.250%, 05/15/30	22,443
	DaVita, Inc.*
258,000	3.750%, 02/15/31	212,829
233,000	4.625%, 06/01/30	206,329
	Embecta Corp.*
162,000	5.000%, 02/15/30	132,733
52,000	6.750%, 02/15/30	45,883
	Encompass Health Corp.
110,000	4.750%, 02/01/30	103,401
110,000	4.500%, 02/01/28	105,232
300,000	HCA, Inc.
	7.500%, 11/06/33	338,727
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	185,032
	Medline Borrower, LP*
270,000	3.875%, 04/01/29	244,766
267,000	5.250%, 10/01/29	249,164
400,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
	5.125%, 04/30/31	344,556
305,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	257,847
	Tenet Healthcare Corp.
430,000	6.250%, 02/01/27	429,162
295,000	6.875%, 11/15/31	304,092
	Teva Pharmaceutical Finance Netherlands III, BV
270,000	5.125%, 05/09/29^	260,612
200,000	4.750%, 05/09/27	193,500
100,000	3.150%, 10/01/26	93,358
		4,697,240
	Industrials (3.0%)
260,000	ACCO Brands Corp.*
	4.250%, 03/15/29	235,968
235,000	AerCap Holdings, NV^‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	233,461
200,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	169,512
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
365,000	4.625%, 01/15/27	354,353
155,000	5.875%, 02/15/28	154,921
195,000	Allegiant Travel Company*
	7.250%, 08/15/27	190,807
127,000	Arcosa, Inc.*
	4.375%, 04/15/29	119,189
475,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	230,508
178,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	161,400
	Bombardier, Inc.*
105,000	8.750%, 11/15/30	110,489
105,000	7.875%, 04/15/27	105,145
226,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	209,751
215,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	210,997
56,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	55,121
282,000	Deluxe Corp.*
	8.000%, 06/01/29	254,048
213,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	213,290
105,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	106,144
	EnerSys*
140,000	4.375%, 12/15/27	132,656
110,000	6.625%, 01/15/32	111,588
135,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	121,300
	Graphic Packaging International, LLC*
102,000	3.500%, 03/01/29	92,254
85,000	4.750%, 07/15/27	82,812

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
236,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	$204,968
516,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	468,941
269,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	252,994
270,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	265,386
255,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	240,001
	JELD-WEN, Inc.*
154,000	4.625%, 12/15/25	150,615
110,000	4.875%, 12/15/27^	105,057
360,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	336,416
210,000	Knife River Holding Company*
	7.750%, 05/01/31	220,933
55,000	MasTec, Inc.*
	4.500%, 08/15/28	51,679
135,000	Moog, Inc.*
	4.250%, 12/15/27	126,581
275,000	Newfold Digital Holdings Group, Inc.*
	6.000%, 02/15/29	208,301
232,000	Novelis Corp.*
	4.750%, 01/30/30	215,465
80,000	OI European Group, BV*
	4.750%, 02/15/30	74,122
255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	238,081
	Sealed Air Corp.*
163,000	6.125%, 02/01/28	163,890
54,000	5.000%, 04/15/29	52,088
50,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	52,454
210,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	182,935
	Sinclair Television Group, Inc.*
167,000	4.125%, 12/01/30	129,198
100,000	5.500%, 03/01/30	77,120
225,000	Standard Industries, Inc.*
	5.000%, 02/15/27	218,864
176,000	Stericycle, Inc.*
	3.875%, 01/15/29	160,234
166,000	STL Holding Company, LLC*
	7.500%, 02/15/26	169,083
55,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	57,206
	TransDigm, Inc.
225,000	6.875%, 12/15/30*	231,401
205,000	7.500%, 03/15/27	205,674
155,000	6.750%, 08/15/28*	157,739
89,000	6.250%, 03/15/26*	88,579
80,000	7.125%, 12/01/31*	83,460
215,000	Tronox, Inc.*
	4.625%, 03/15/29	190,077
2,800,000	Uber Technologies, Inc.*
	8.000%, 11/01/26	2,852,220
83,865	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	76,697
217,000	Vertiv Group Corp.*
	4.125%, 11/15/28	202,107
228,000	Wabash National Corp.*
	4.500%, 10/15/28	207,925
170,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	165,191
	Williams Scotsman, Inc.*
128,000	4.625%, 08/15/28	120,859
105,000	7.375%, 10/01/31	110,096
		12,770,351
	Information Technology (0.7%)
54,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	50,723
126,000	Coherent Corp.*
	5.000%, 12/15/29	118,015
115,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	91,529
200,000	CommScope, Inc.*
	4.750%, 09/01/29	132,438
110,000	Dell International, LLC / EMC Corp.
	6.020%, 06/15/26	112,427
108,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	100,516
93,000	Fair Isaac Corp.*
	4.000%, 06/15/28	86,694
245,000	KBR, Inc.*
	4.750%, 09/30/28	226,042
	MPH Acquisition Holdings, LLC*
245,000	5.750%, 11/01/28	195,076
110,000	5.500%, 09/01/28	97,816
105,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	110,229
113,000	NCR Voyix Corp.*
	5.125%, 04/15/29	106,409
167,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	153,323
	Open Text Corp.*
139,000	3.875%, 02/15/28	129,219
110,000	6.900%, 12/01/27	114,346
81,000	3.875%, 12/01/29	73,150
81,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	71,719
206,000	Playtika Holding Corp.*
	4.250%, 03/15/29	178,744
315,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	285,066
	Twilio, Inc.
150,000	3.625%, 03/15/29	135,628
57,000	3.875%, 03/15/31	50,268
79,000	UKG, Inc.*
	6.875%, 02/01/31	79,975
240,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	209,198
260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	231,660
		3,140,210
	Materials (0.7%)
130,000	ArcelorMittal, SA
	7.000%, 10/15/39	141,930

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
85,000		ATI, Inc.
		5.875%, 12/01/27	$83,697
55,000		Carpenter Technology Corp.
		7.625%, 03/15/30	56,917
165,000		Chemours Company*
		4.625%, 11/15/29	144,446
355,000		Clearwater Paper Corp.*
		4.750%, 08/15/28	333,341
157,000		Cleveland-Cliffs, Inc.*
		6.750%, 04/15/30	158,447
		Commercial Metals Company
108,000		4.125%, 01/15/30	98,844
54,000		4.375%, 03/15/32	48,340
250,000		Constellium, SE*
		3.750%, 04/15/29	225,395
111,000		HB Fuller Company
		4.250%, 10/15/28	103,547
215,000		JW Aluminum Continuous Cast Company*
		10.250%, 06/01/26	217,404
190,000		Kaiser Aluminum Corp.*
		4.625%, 03/01/28	175,208
58,000		LSF11 A5 HoldCo, LLC*
		6.625%, 10/15/29	49,450
		Mercer International, Inc.
284,000		5.125%, 02/01/29	243,834
107,000		12.875%, 10/01/28*	115,065
200,000		OCI, NV*
		6.700%, 03/16/33	199,968
		Owens-Brockway Glass Container, Inc.*
160,000		7.250%, 05/15/31	161,520
115,000		6.625%, 05/13/27	115,143
200,000		Silgan Holdings, Inc.
		4.125%, 02/01/28	188,424
113,000		Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
		5.125%, 04/01/29	44,407
			2,905,327
		Other (0.0%)
		Gen Digital, Inc.*
100,000		7.125%, 09/30/30^	103,773
100,000		6.750%, 09/30/27	101,674
			205,447
		Real Estate (0.2%)
174,000		EPR Properties
		3.750%, 08/15/29	155,159
		Forestar Group, Inc.*
187,000		5.000%, 03/01/28	177,871
110,000		3.850%, 05/15/26	104,618
248,000		MIWD Holdco II, LLC / MIWD Finance Corp.*
		5.500%, 02/01/30	226,002
105,000		Service Properties Trust
		5.250%, 02/15/26	101,751
			765,401
		Special Purpose Acquisition Companies (0.1%)
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
220,000		6.750%, 01/15/30	198,042
107,000		4.625%, 01/15/29	98,625
			296,667
		Utilities (0.1%)
79,000		PPL Capital Funding, Inc.‡
		8.275%, 03/30/67
		3 mo. SOFR + 2.93%	75,809
		Vistra Corp.*‡
105,000		7.000%, 12/15/26
		5 year CMT + 5.74%	102,501
50,000		8.000%, 10/15/26
		5 year CMT + 6.93%	50,232
			228,542
		Total Corporate Bonds (Cost $68,938,450)	70,116,447

Convertible Bonds (33.0%)
		Communication Services (2.2%)
325,000		Bharti Airtel, Ltd.*
		1.500%, 02/17/25	626,522
209,000		Cable One, Inc.µ
		0.000%, 03/15/26	179,554
20,000,000	JPY	CyberAgent, Inc.
		0.000%, 02/19/25	134,264
2,185,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	2,277,251
		Sea, Ltd.
5,311,000		2.375%, 12/01/25	5,069,190
604,000		0.250%, 09/15/26	509,341
538,000		Snap, Inc.µ
		0.125%, 03/01/28	426,134
157,000		Zillow Group, Inc.
		1.375%, 09/01/26	214,482
			9,436,738
		Consumer Discretionary (7.2%)
203,000		Airbnb, Inc.µ
		0.000%, 03/15/26	184,547
145,000		Booking Holdings, Inc.
		0.750%, 05/01/25	270,725
353,000		Burlington Stores, Inc.
		2.250%, 04/15/25	380,096
200,000,000	JPY	Daiwa House Ind Company, Ltd. 03/30/29	1,388,314
		DISH Network Corp.µ
608,000		0.000%, 12/15/25	435,176
213,000		2.375%, 03/15/24	208,836
410,000		DraftKings Holdings, Inc.µ
		0.000%, 03/15/28	342,092
		Etsy, Inc.
229,000		0.125%, 10/01/26	239,630
161,000		0.125%, 09/01/27	133,530
251,000		Farfetch, Ltd.
		3.750%, 05/01/27	5,540
		Flight Centre Travel Group, Ltd.
2,600,000	AUD	2.500%, 11/17/27	2,025,026
200,000	AUD	1.625%, 11/01/28	127,536
11,210,000		Ford Motor Company~
		0.000%, 03/15/26	10,926,723
2,740,000		IMAX Corp.µ
		0.500%, 04/01/26	2,439,778
161,000		Liberty Broadband Corp.*
		3.125%, 03/31/53	158,084

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
214,000		Lucid Group, Inc.*
		1.250%, 12/15/26	$85,089
296,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	444,838
725,000		Marriott Vacations Worldwide Corp.µ
		0.000%, 01/15/26	643,133
400,000		Meituan
		0.000%, 04/27/28	347,288
40,000,000	JPY	Mercari, Inc.
		0.000%, 07/14/28	210,471
160,000		NIO, Inc.*
		4.625%, 10/15/30	124,200
		Ocado Group, PLCµ
100,000	GBP	0.875%, 12/09/25	111,307
100,000	GBP	0.750%, 01/18/27	98,156
		Rivian Automotive, Inc.*
230,000		4.625%, 03/15/29	244,991
145,000		3.625%, 10/15/30	132,832
194,000		Royal Caribbean Cruises, Ltd.
		6.000%, 08/15/25	508,098
40,000,000	JPY	Sanrio Company, Ltd.
		0.000%, 12/14/28	303,397
100,000	EUR	Shop Apotheke Europe, NVµ
		0.000%, 01/21/28	101,628
162,000		Stride, Inc.
		1.125%, 09/01/27	207,718
17,000		Tesla, Inc.
		2.000%, 05/15/24	154,322
		Wayfair, Inc.
318,000		0.625%, 10/01/25µ	290,986
302,000		3.500%, 11/15/28*	407,159
168,000		1.000%, 08/15/26µ	145,216
1,900,000	GBP	WH Smith, PLCµ
		1.625%, 05/07/26	2,174,307
1,272,000		Winnebago Industries, Inc.*
		3.250%, 01/15/30	1,308,913
3,011,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	3,005,580
5,000,000	HKD	Zhongsheng Group Holdings, Ltd.
		0.000%, 05/21/25	685,212
			31,000,474
		Consumer Staples (1.5%)
2,500,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	2,707,452
20,000,000	JPY	Nippn Corp.
		0.000%, 06/20/25	148,781
4,975,000	CAD	Premium Brands Holdings Corp.
		4.200%, 09/30/27	3,432,970
			6,289,203
		Energy (1.6%)
4,400,000	EUR	Eni S.p.A
		2.950%, 09/14/30	4,954,319
1,650,000		Nabors Industries, Inc.*µ
		1.750%, 06/15/29	1,221,214
306,000		Northern Oil & Gas, Inc.
		3.625%, 04/15/29	340,918
100,000		Pioneer Natural Resources Company
		0.250%, 05/15/25	248,634
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/49	22,610
275,000		0.000%, 10/01/49	2,750
			6,790,445
		Financials (2.0%)
223,000		Affirm Holdings, Inc.µ
		0.000%, 11/15/26	178,124
41,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCAµ
		0.000%, 07/25/24	5,106,415
192,000		Coinbase Global, Inc.µ
		0.500%, 06/01/26	168,689
64,817	EUR	Corestate Capital Holding, SA
		8.000%, 12/31/26
		9.000% PIK rate	35,459
100,000	GBP	Cornwall Jersey, Ltd.
		0.750%, 04/16/26	76,804
3,440,000	EUR	Edenred
		0.000%, 09/06/24	2,288,895
200,000	EUR	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§
		0.000%, 01/14/25	221,567
200,000	EUR	LEG Immobilien, SE
		0.875%, 09/01/25	210,464
314,000		Morgan Stanley Finance, LLC
		1.000%, 11/23/27	365,433
			8,651,850
		Health Care (1.4%)
164,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	158,249
1,768,000		BioMarin Pharmaceutical, Inc.µ
		0.599%, 08/01/24	1,741,851
135,000		Coherus Biosciences, Inc.
		1.500%, 04/15/26	85,838
172,000		CONMED Corp.
		2.250%, 06/15/27	163,644
		Dexcom, Inc.
156,000		0.375%, 05/15/28*	157,229
142,000		0.250%, 11/15/25	147,017
154,000		Enovis Corp.*
		3.875%, 10/15/28	190,392
161,000		Envista Holdings Corp.*µ
		1.750%, 08/15/28	147,043
100,000	EUR	GN Store Nord ASµ
		0.000%, 05/21/24	106,314
205,000		Haemonetics Corp.µ
		0.000%, 03/01/26	181,985
		Halozyme Therapeutics, Inc.
206,000		0.250%, 03/01/27µ	176,913
170,000		1.000%, 08/15/28	154,253
81,000		Immunocore Holdings, PLC*
		2.500%, 02/01/30	82,260
73,000		Innoviva, Inc.
		2.500%, 08/15/25	79,478
158,000		Insmed, Inc.
		0.750%, 06/01/28	172,207
162,000		Integer Holdings Corp.*
		2.125%, 02/15/28	211,075
167,000		Integra LifeSciences Holdings Corp.µ
		0.500%, 08/15/25	157,461
163,000		Ionis Pharmaceuticals, Inc.
		0.000%, 04/01/26	173,359
156,000		Jazz Investments I, Ltd.
		2.000%, 06/15/26	157,314

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
101,000		Lantheus Holdings, Inc.
		2.625%, 12/15/27	$104,706
30,000,000	JPY	Menicon Company, Ltd.µ
		0.000%, 01/29/25	203,306
181,000		NeoGenomics, Inc.µ
		0.250%, 01/15/28	138,318
165,000		NuVasive, Inc.µ
		0.375%, 03/15/25	154,598
145,000		Omnicell, Inc.µ
		0.250%, 09/15/25	133,298
135,000		Pacira BioSciences, Inc.µ
		0.750%, 08/01/25	125,455
163,000		Sarepta Therapeutics, Inc.
		1.250%, 09/15/27	183,994
242,000		Shockwave Medical, Inc.*
		1.000%, 08/15/28	255,959
156,000		TransMedics Group, Inc.*^
		1.500%, 06/01/28	186,983
			5,930,499
		Industrials (6.2%)
40,000,000	JPY	Daifuku Co., Ltd.
		0.000%, 09/13/30	298,163
100,000	EUR	Duerr, AG
		0.750%, 01/15/26	100,854
196,000		John Bean Technologies Corp.µ
		0.250%, 05/15/26	177,525
200,000		L&F Company Ltd.
		2.500%, 04/26/30	126,624
161,000		Middleby Corp.
		1.000%, 09/01/25	190,242
2,700,000	EUR	Prysmian S.p.A
		0.000%, 02/02/26	3,230,776
		Rheinmetall, AG
6,100,000	EUR	1.875%, 02/07/28	7,820,543
100,000	EUR	2.250%, 02/07/30	131,347
2,319,600	EUR	Schneider Electric, SE
		0.000%, 06/15/26	4,959,112
1,400,000	EUR	SPIE, SA
		2.000%, 01/17/28	1,643,127
1,232,000		Tetra Tech, Inc.*
		2.250%, 08/15/28	1,252,895
6,230,000		Uber Technologies, Inc.*~
		0.875%, 12/01/28	6,959,471
			26,890,679
		Information Technology (7.7%)
		Akamai Technologies, Inc.
2,990,000		1.125%, 02/15/29*~	3,323,863
190,000		0.125%, 05/01/25	250,515
		BILL Holdings, Inc.µ
208,000		0.000%, 04/01/27	174,764
94,000		0.000%, 12/01/25	88,126
3,175,000		Block, Inc.µ
		0.125%, 03/01/25	3,063,049
210,000		Cloudflare, Inc.µ
		0.000%, 08/15/26	188,206
213,000		Confluent, Inc.µ
		0.000%, 01/15/27	178,373
162,000		CyberArk Software, Ltd.
		0.000%, 11/15/24	243,771
3,306,000		Datadog, Inc.
		0.125%, 06/15/25	4,678,850
447,000		DigitalOcean Holdings, Inc.µ
		0.000%, 12/01/26	368,601
207,000		Dropbox, Inc.
		0.000%, 03/01/28	216,611
381,000	CAD	Dye & Durham, Ltd.*µ
		3.750%, 03/01/26	249,939
411,000		Fastly, Inc.µ
		0.000%, 03/15/26	366,912
357,000		Five9, Inc.µ
		0.500%, 06/01/25	343,213
2,300,000	EUR	GlobalWafers GmbH
		1.500%, 01/23/29	2,531,321
17,000,000	HKD	Kingsoft Corp, Ltd.
		0.625%, 04/29/25	2,165,698
175,000		LivePerson, Inc.
		0.000%, 12/15/26	116,949
451,000		Microchip Technology, Inc.
		0.125%, 11/15/24	472,612
418,000		MicroStrategy, Inc.µ
		0.000%, 02/15/27	337,999
447,000		NCL Corp., Ltd.µ
		1.125%, 02/15/27	397,888
200,000	EUR	Nexi S.p.Aµ
		1.750%, 04/24/27	202,409
162,000		Nice, Ltd.
		0.000%, 09/15/25	155,821
413,000		Okta, Inc.µ
		0.125%, 09/01/25	381,612
		ON Semiconductor Corp.
319,000		0.500%, 03/01/29*	309,845
202,000		0.000%, 05/01/27	291,896
148,000		Palo Alto Networks, Inc.
		0.375%, 06/01/25	503,493
173,000		Pegasystems, Inc.µ
		0.750%, 03/01/25	163,803
1,381,000		Rapid7, Inc.
		1.250%, 03/15/29	1,512,043
296,000		Repay Holdings Corp.*µ
		0.000%, 02/01/26	251,647
320,000		RingCentral, Inc.µ
		0.000%, 03/15/26	280,384
360,000,000	JPY	Rohm Company, Ltd.
		0.000%, 12/05/24	2,492,825
40,000,000	JPY	SCREEN Holdings Company, Ltd.
		0.000%, 06/11/25	669,004
320,000		Seagate HDD Cayman*
		3.500%, 06/01/28	385,366
139,000		Shift4 Payments, Inc.
		0.000%, 12/15/25	153,363
3,200,000		SK Hynix, Inc.
		1.750%, 04/11/30	4,219,296
148,300	EUR	SOITEC
		0.000%, 10/01/25	283,160
200,000		Tyler Technologies, Inc.
		0.250%, 03/15/26	202,990
223,000		Unity Software, Inc.µ
		0.000%, 11/15/26	185,507
318,000		Wix.com, Ltd.
		0.000%, 08/15/25	290,945
		Workiva, Inc.
240,000		1.250%, 08/15/28*	231,223
34,000		1.125%, 08/15/26	43,846
265,000		Xero Investments, Ltd.
		0.000%, 12/02/25	240,837
145,000		Zscaler, Inc.
		0.125%, 07/01/25	230,802
			33,439,377

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
		Materials (1.9%)
214,000		Amyris, Inc.@
		1.500%, 11/15/26	$7,588
3,600,000		Glencore Funding, LLC
		0.000%, 03/27/25	3,715,272
2,700,000		LG Chem, Ltd.
		1.250%, 07/18/28	2,563,974
1,976,000		Lithium Americas Corp.
		1.750%, 01/15/27	1,371,087
20,000,000	JPY	Nippon Steel Corp.
		0.000%, 10/05/26	196,614
400,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	462,397
			8,316,932
		Other (0.0%)
110,000		Multiplan Corp.*µ
		6.000%, 10/15/27
		7.000% PIK rate	77,046

		Real Estate (0.8%)
2,900,000	EUR	ANLLIAN Capital, Ltd.
		0.000%, 02/05/25	3,050,007
330,000		Redfin Corp.µ
		0.000%, 10/15/25	281,791
200,000		Vingroup, JSC
		3.000%, 04/20/26	196,074
			3,527,872
		Utilities (0.5%)
318,000		American Water Capital Corp.*
		3.625%, 06/15/26	313,097
1,466,000		CMS Energy Corp.*
		3.375%, 05/01/28	1,438,219
320,000		PPL Capital Funding, Inc.*
		2.875%, 03/15/28	305,315
160,000		Southern Company*
		3.875%, 12/15/25	159,400
			2,216,031
		Total Convertible Bonds (Cost $154,912,167)	142,567,146

Bank Loans (13.0%) ¡
		Airlines (0.1%)
161,500		American Airlines, Inc.‡
		10.329%, 04/20/28
		3 mo. SOFR + 4.75%	165,728
154,000		Mileage Plus Holdings, LLC‡
		10.770%, 06/21/27
		3 mo. SOFR + 5.25%	158,925
			324,653
		Communication Services (2.0%)
1,250,000		APi Group DE, Inc.‡
		7.951%, 01/03/29
		1 mo. SOFR + 2.50%	1,251,756
1,830,442		Charter Communications Operating, LLC‡
		7.083%, 02/01/27
		1 mo. SOFR + 1.75%	1,826,781
34,111		Clear Channel Outdoor Holdings, Inc.‡
		9.074%, 08/21/26
		3 mo. SOFR + 3.50%	33,773
347,247		DirecTV Financing, LLC!
		0.000%, 08/02/29	347,537
320,000		Entercom Media Corp.‡&
		8.145%, 11/18/24
		3 mo. SOFR + 2.50%	179,675
1,243,750		Go Daddy Operating Company, LLC‡
		7.333%, 11/09/29
		1 mo. SOFR + 2.00%	1,245,243
1,250,000		Match Group, Inc.‡
		7.270%, 02/13/27
		3 mo. SOFR + 1.75%	1,247,663
1,250,000		Nexstar Broadcasting, Inc.‡
		7.951%, 09/18/26
		1 mo. SOFR + 2.50%	1,250,306
110,000		Telesat Canada‡
		8.400%, 12/07/26
		3 mo. SOFR + 2.75%	67,526
1,250,000		Virgin Media Bristol, LLC‡
		7.948%, 01/31/28
		1 mo. SOFR + 2.50%	1,229,594
			8,679,854
		Consumer Discretionary (2.3%)
153,600		American Axle & Manufacturing, Inc.‡
		8.936%, 12/13/29
		1 mo. SOFR + 3.50%	153,889
1,243,750		Aramark Services, Inc.‡
		7.947%, 06/22/30
		1 mo. SOFR + 2.50%	1,242,979
208,425		Caesars Entertainment, Inc.‡
		8.663%, 02/06/30
		3 mo. SOFR + 3.25%	208,592
1,457,675		Carnival Corp.‡
		8.336%, 08/08/27
		1 mo. SOFR + 3.00%	1,460,226
234,402		Carnival Corp.‡
		8.697%, 10/18/28
		1 mo. SOFR + 3.25%	234,731
208,425		Hanesbrands, Inc.‡
		9.083%, 03/08/30
		1 mo. SOFR + 3.75%	207,643
1,492,327		KFC Holding Company‡
		7.196%, 03/15/28
		1 mo. SOFR + 1.75%	1,493,671
122,430		Life Time Fitness, Inc.‡
		9.824%, 01/15/26
		3 mo. SOFR + 4.25%	123,287
1,243,606		Murphy USA, Inc.‡
		7.217%, 01/31/28
		1 mo. SOFR + 1.75%	1,247,492
1,243,687		PENN Entertainment, Inc.‡
		8.183%, 05/03/29
		1 mo. SOFR + 2.75%	1,242,344
125,661		Petco Health & Wellness Company, Inc.‡
		8.860%, 03/03/28
		3 mo. SOFR + 3.25%	118,293
380,116		PetSmart, Inc.‡
		9.183%, 02/11/28
		1 mo. SOFR + 3.75%	378,890

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,243,462	Station Casinos, LLC‡
	7.683%, 02/08/27
	1 mo. SOFR + 2.25%	$1,242,150
138,635	TKC Holdings, Inc.‡
	10.947%, 05/15/28
	1 mo. SOFR + 5.50%	134,441
224,863	Windsor Holdings III, LLC‡
	9.848%, 08/01/30
	1 mo. SOFR + 4.50%	225,456
		9,714,084
	Consumer Staples (0.5%)
448,755	Amneal Pharmaceuticals, LLC‡
	10.833%, 05/04/28
	1 mo. SOFR + 5.50%	446,511
1,506,391	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	1,507,333
215,000	Star Parent, Inc.‡
	9.348%, 09/27/30
	3 mo. SOFR + 4.00%	210,297
105,896	United Natural Foods, Inc.‡
	8.697%, 10/22/25
	1 mo. SOFR + 3.25%	105,824
		2,269,965
	Energy (0.1%)
160,000	Buckeye Partners, LP‡
	7.833%, 11/22/30
	1 mo. SOFR + 2.50%	160,134
100,000	New Fortress Energy, Inc.‡
	10.317%, 10/27/28
	3 mo. SOFR + 5.00%	100,200
258,324	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	258,550
		518,884
	Financials (0.7%)
171,218	Alliant Holdings Intermediate LLC‡
	8.833%, 11/06/30
	1 mo. SOFR + 3.50%	171,770
164,176	Amynta Agency Borrower, Inc.‡
	9.583%, 02/28/28
	1 mo. SOFR + 4.25%	164,440
212,299	AssuredPartners, Inc.‡
	8.833%, 02/12/27
	1 mo. SOFR + 3.50%	211,856
1,660,838	Avolon TLB Borrower 1, LLC‡
	7.337%, 06/22/28
	1 mo. SOFR + 2.00%	1,662,357
100,000	Broadstreet Partners, Inc.‡
	9.083%, 01/27/29
	1 mo. SOFR + 3.75%	100,063
280	Castlelake Aviation, Ltd.‡
	8.146%, 10/22/26
	3 mo. SOFR + 2.50%	280
210,000	Hub International, Ltd.!
	0.000%, 06/20/30	210,361
160,000	Iron Mountain, Inc.‡
	7.569%, 01/31/31
	3 mo. SOFR + 2.25%	159,350
55,000	Osaic Holdings, Inc.‡
	9.833%, 08/17/28
	1 mo. SOFR + 4.50%	55,017
283,036	VFH Parent, LLC‡
	8.433%, 01/13/29
	1 mo. SOFR + 3.00%	282,895
		3,018,389
	Health Care (2.3%)
904,907	Avantor Funding, Inc.‡
	7.683%, 11/08/27
	1 mo. SOFR + 2.25%	905,359
1,492,140	DaVita, Inc.‡
	7.197%, 08/12/26
	1 mo. SOFR + 1.75%	1,490,529
1,243,077	Elanco Animal Health, Inc.‡
	7.203%, 08/01/27
	1 mo. SOFR + 1.75%	1,220,720
2,404,442	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	2,409,696
1,250,000	Organon & Company‡
	8.450%, 06/02/28
	1 mo. SOFR + 3.00%	1,250,200
235,294	Padagis, LLC‡
	10.341%, 07/06/28
	3 mo. SOFR + 4.75%	228,237
1,246,843	Perrigo Investments, LLC‡
	7.683%, 04/20/29
	1 mo. SOFR + 2.25%	1,246,326
599,068	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	600,377
630,605	Team Health Holdings, Inc.‡
	10.563%, 03/02/27
	3 mo. SOFR + 5.25%	527,343
1,803	Team Health Holdings, Inc.‡
	10.583%, 03/02/27
	1 mo. SOFR + 5.25%	1,508
		9,880,295
	Industrials (2.9%)
107,250	ACProducts, Inc.‡
	9.860%, 05/17/28
	3 mo. SOFR + 4.25%	93,052
104,500	ACProducts, Inc.!
	0.000%, 05/17/28	90,666
137,900	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	138,212
1,243,622	Beacon Roofing Supply, Inc.‡
	7.947%, 05/19/28
	1 mo. SOFR + 2.50%	1,247,148
1,449,351	Berry Global, Inc.‡
	7.202%, 07/01/29
	1 mo. SOFR + 1.75%	1,447,706
1,449,305	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	1,455,646
1,380,836	Emrld Borrower, LP‡
	8.313%, 05/31/30
	1 mo. SOFR + 3.00%	1,382,824
1,243,734	H.B. Fuller Company‡
	7.587%, 02/15/30
	1 mo. SOFR + 2.25%	1,245,675
1,243,622	JELD-WEN, Inc.‡
	7.447%, 07/28/28
	1 mo. SOFR + 2.00%	1,243,467

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
1,440,687		Light and Wonder International, Inc.‡
		8.083%, 04/14/29
		1 mo. SOFR + 3.00%	$1,440,687
1,243,734		TransDigm, Inc.‡
		8.598%, 08/24/28
		3 mo. SOFR + 3.25%	1,246,384
210,000		TransDigm, Inc.‡
		8.598%, 02/14/31
		3 mo. SOFR + 3.25%	210,505
1,215,484		United Airlines, Inc.‡
		9.201%, 04/21/28
		1 mo. SOFR + 3.75%	1,219,379
			12,461,351
		Information Technology (1.2%)
292,305		Banff Merger Sub, Inc.‡
		9.583%, 12/29/28
		1 mo. SOFR + 4.25%	293,035
161,894		Camelot Finance SA‡
		8.337%, 10/30/26
		1 mo. SOFR + 3.00%	161,975
204,625		Central Parent, Inc.‡
		9.348%, 07/06/29
		3 mo. SOFR + 4.00%	205,264
1,388,444		II-VI, Inc.‡
		8.087%, 07/02/29
		1 mo. SOFR + 2.75%	1,384,626
1,156,112		Open Text Corp.‡
		8.183%, 01/31/30
		1 mo. SOFR + 2.75%	1,157,852
737,344		SS&C Technologies, Inc.‡
		7.683%, 03/22/29
		1 mo. SOFR + 2.25%	738,200
379,402		SS&C Technologies, Inc.‡
		7.683%, 03/22/29
		1 mo. SOFR + 2.25%	379,842
796,000		TTM Technologies, Inc.‡
		8.103%, 05/30/30
		1 mo. SOFR + 2.75%	796,995
			5,117,789
		Materials (0.8%)
1,371,565		Axalta Coating Systems U.S. Holdings, Inc.‡
		7.848%, 12/20/29
		3 mo. SOFR + 2.50%	1,374,137
1,226,925		Chemours Company‡
		8.833%, 08/18/28
		1 mo. SOFR + 3.50%	1,225,698
213,925		Ineos US Finance, LLC‡
		8.837%, 02/18/30
		1 mo. SOFR + 3.50%	211,852
161,780		Innophos, Inc.‡
		8.697%, 02/05/27
		1 mo. SOFR + 3.25%	159,927
263,675		LSF11 A5 Holdco, LLC‡
		9.683%, 10/15/28
		1 mo. SOFR + 4.25%	264,006
159,007		Trinseo Materials Operating SCA‡
		8.150%, 05/03/28
		3 mo. SOFR + 2.50%	122,091

203,192		W.R. Grace & Co.-Conn.‡
		9.360%, 09/22/28
		3 mo. SOFR + 3.75%	203,683
			3,561,394
		Special Purpose Acquisition Companies (0.1%)
108,350		Clydesdale Acquisition Holdings, Inc.‡
		9.108%, 04/13/29
		1 mo. SOFR + 3.68%	107,791
54,038		Fertitta Entertainment, LLC‡
		9.333%, 01/27/29
		1 mo. SOFR + 4.00%	53,954
197,500		Patagonia Holdco, LLC‡
		11.116%, 08/01/29
		3 mo. SOFR + 5.75%	181,601
			343,346
		Total Bank Loans (Cost $56,194,390)	55,890,004

NUMBER OF SHARES			VALUE

Convertible Preferred Stocks (1.5%)
		Energy (0.0%)
5		Gulfport Energy Corp.#
		10.000%, 03/04/24
		15.000% PIK rate	46,250

		Financials (1.2%)
88,340		Apollo Global Management, Inc.~
		6.750%, 07/31/26	5,160,823

		Utilities (0.3%)
35,211		NextEra Energy, Inc.~
		6.926%, 09/01/25	1,310,201
		Total Convertible Preferred Stocks (Cost $6,628,267)	6,517,274

Common Stocks (77.0%)
		Communication Services (5.0%)
45,750		Alphabet, Inc. - Class Aµ#	6,409,575
4,575		Altice USA, Inc. - Class A^#	11,163
4,050		Baidu, Inc. (ADR)µ#	426,505
1,735		Cumulus Media, Inc. - Class Aµ#	7,981
1		Frontier Communications Parent, Inc.^#	25
1,770	SEK	Hemnet Group, AB	47,786
4,600		Meta Platforms, Inc. - Class Aµ#	1,794,644
19,000	HKD	NetEase, Inc.µ	369,324
8,780		NetEase, Inc. (ADR)µ	857,279
2,750		Netflix, Inc.µ#	1,551,302
96,000	EUR	Orange, SAµ	1,141,625
525	EUR	Scout24, SE*µ	38,656
66,700	HKD	Tencent Holdings, Ltd.µ	2,315,244
89,070		Tencent Holdings, Ltd. (ADR)~^	3,103,199
22,080	GBP	Trustpilot Group, PLC*#	50,284
1,176,545	GBP	Vodafone Group, PLCµ	1,000,228
26,395		Walt Disney Company~	2,535,240
1,960	GBP	YouGov, PLC	28,938
			21,688,998

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Consumer Discretionary (11.4%)
124,700	HKD	Alibaba Group Holding, Ltd.µ	$1,118,431
8,175		Alibaba Group Holding, Ltd. (ADR)~	589,990
20,840	PLN	Allegro.eu, SA*#	157,323
165,500	MXN	Alsea, SAB de CV#	649,346
89,300		Amazon.com, Inc.^µ#	13,859,360
26,630	INR	Amber Enterprises India, Ltd.#	1,391,947
315,000	SAR	Americana Restaurants International, PLC	267,953
51,097		Aptiv, PLCµ#	4,155,719
3,900	BRL	Arezzo Industria e Comercio, SA	49,270
12,500	CNY	BYD Company, Ltd. - Class A	298,077
20,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	230,466
870		Chipotle Mexican Grill, Inc.µ#	2,095,630
65,380	BRL	Cyrela Brazil Realty, SA Empreendimentos e Participacoes	295,070
15,655	INR	Dixon Technologies India, Ltd.	1,127,940
3,050	KRW	Hotel Shilla Company, Ltd.	132,852
112,532	INR	Indian Hotels Company, Ltd.	666,075
161,219	HKD	JD.com, Inc. - Class Aµ	1,817,927
173,000	HKD	Jiumaojiu International Holdings, Ltd.*µ	101,899
334,330	INR	Kalyan Jewellers India, Ltd.	1,418,991
123,000	HKD	Li Ning Company, Ltd.µ	262,768
4,145	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	3,448,883
32,200	INR	Mahindra & Mahindra, Ltd.	642,334
82,410		MakeMyTrip, Ltd.µ#	4,564,690
3,987,300	IDR	Map Aktif Adiperkasa PT	245,100
11,470	HKD	Meituan - Class B*µ#	92,256
2,855		MercadoLibre, Inc.µ#	4,887,218
2,733,200	IDR	Mitra Adiperkasa Tbk PT	338,530
44,620		NIO, Inc. (ADR)#	250,764
43,600	HKD	Prada S.p.A.µ	270,376
17,872	EUR	Prosus, NV~	528,599
236,800	HKD	Sands China, Ltd.µ#	621,545
90,650	INR	Tata Motors, Ltd.	965,428
2,100		Tesla, Inc.µ#	393,309
1,130	INR	TVS Motor Company, Ltd.	27,161
10,100	HKD	Yum China Holdings, Inc.µ	347,500
593,500	INR	Zomato, Ltd.#	994,660
			49,305,387
		Consumer Staples (4.2%)
14,725	CHF	Aryzta, AG#	26,430
77,500	GBP	British American Tobacco, PLCµ	2,284,979
35,550		Coca-Cola Company^µ	2,114,869
12,300		Constellation Brands, Inc. - Class Aµ	3,014,484
5,100		Costco Wholesale Corp.µ	3,543,888
82,800	MXN	Fomento Economico Mexicano, SAB de CV	1,121,238
2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	581,954
2,062		Mallinckrodt, PLC#	78,871
20,500	CHF	Nestle, SAµ	2,335,986
95,528	BRL	Raia Drogasil, SA	487,821
67,100	JPY	Seven & i Holdings Company, Ltd.µ	2,650,102
106,000	HKD	Smoore International Holdings, Ltd.*	64,099
600	JPY	Toyo Suisan Kaisha, Ltd.~	31,243
1,800	JPY	Yamazaki Baking Company, Ltd.~	42,682
			18,378,646
		Energy (4.5%)
74,600	CAD	Canadian Natural Resources, Ltd.µ	4,774,134
305		Chesapeake Energy Corp.µ	23,519
17,600		Chevron Corp.~µ	2,594,768
14,985		Energy Transfer, LP	214,285
9,035		Enterprise Products Partners, LP	241,777
1,826		EP Energy Corp.&#	5,478
7		Gulfport Energy Corp.#	—
42,400		Helmerich & Payne, Inc.~µ	1,707,024
1,954		ONEOK, Inc.µ	133,360
136,900	THB	PTT Exploration & Production, PCL	576,774
38,530	INR	Reliance Industries, Ltd.	1,322,248
98,974		Schlumberger, NVµ	4,820,034
82,300	GBP	Shell, PLC	2,551,490
20,860		TechnipFMC, PLCµ	403,432
			19,368,323
		Financials (9.2%)
373,000	HKD	AIA Group, Ltd.µ	2,925,221
10,000		Aon, PLC - Class Aµ	2,984,300
188,400	BRL	B3, SA - Brasil Bolsa Balcao	497,771
73,150	BRL	Banco BTG Pactual, SA	531,823
8,288,700	IDR	Bank Mandiri Persero, Tbk PT	3,489,670
189,000		Bank of America Corp.~µ	6,427,890
16,200	JPY	Concordia Financial Group, Ltd.µ	77,200
111,948	AED	First Abu Dhabi Bank, PJSC	446,302
1,400		First Citizens BancShares Inc/NC- Class Aµ	2,114,000
19,025	KRW	Hana Financial Group, Inc.	680,285
224,876	INR	HDFC Bank, Ltd.	3,954,908
1,600	AUD	HUB24, Ltd.µ	38,666
12,575		JPMorgan Chase & Companyµ	2,192,577
156,300	THB	Kasikornbank PCL	524,267
4,120,000	GBP	Lloyds Banking Group, PLCµ	2,208,548
15,200	KRW	Meritz Financial Group, Inc.#	766,254
44,285		Morgan Stanleyµ	3,863,423
260,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class Hµ	1,092,921
24,653	SAR	Saudi National Bank	266,241
9,445	AUD	Steadfast Group, Ltd.µ	36,546
8,600		Visa, Inc. - Class Aµ	2,350,036
41,825		Wells Fargo & Companyµ	2,098,779
			39,567,628
		Health Care (8.3%)
3,280	INR	Alkem Laboratories, Ltd.	197,320
8,400	INR	Apollo Hospitals Enterprise, Ltd.	639,199
23,100	GBP	AstraZeneca, PLCµ	3,062,525
14,977		Danaher Corp.µ	3,593,132
4,738	KRW	Dentium Company, Ltd.#	400,762
15,250		Eli Lilly & Companyµ	9,845,552
22,600	CNY	Gan & Lee Pharmaceuticals Company, Ltd. - Class A#	115,307
10,104		GE Healthcare, Inc.~µ	741,229
23,865	EUR	Gerresheimer, AGµ	2,433,012
4,860		Humana, Inc.µ	1,837,372
8,520	BRL	Hypera, SA	54,566
1,300	JPY	Jeol, Ltd.~	59,428
105,800		Novo Nordisk, A/S (ADR)	12,139,492
184,000	HKD	Wuxi Biologics Cayman, Inc.*µ#	484,202

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
140	CHF	Ypsomed Holding, AG	$49,418
			35,652,516
		Industrials (7.6%)
37,029	EUR	Alstom, SA	466,951
10,340	GBP	Ashtead Technology Holdings, PLC	86,101
28,000	CAD	Canadian Pacific Kansas City, Ltd.	2,253,204
12,780	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	270,083
1,115	EUR	DO & CO, AGµ	155,443
850	JPY	Ebara Corp.~	53,233
30,312		General Electric Companyµ	4,013,915
310	KRW	HD Hyundai Electric Company, Ltd.	23,741
45,110	INR	Hindustan Aeronautics, Ltd.	1,637,635
41,500	JPY	Hitachi, Ltd.~	3,259,839
185,600	JPY	INFRONEER Holdings, Inc.	1,940,164
2,400	JPY	Japan Elevator Service Holdings Company, Ltd.µ	36,268
12,490	INR	KEI Industries, Ltd.	479,321
1,400	JPY	Keisei Electric Railway Company, Ltd.~	63,350
51,500	JPY	Komatsu, Ltd.~	1,465,172
1,800	JPY	Kyudenko Corp.~	68,468
12,750	INR	Larsen & Toubro, Ltd.	533,820
3,980	EUR	Leonardo S.p.Aµ	69,467
347,065	GBP	Melrose Industries, PLC	2,586,844
10,080	SEK	Munters Group, AB*	160,889
35,300	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	173,743
1,137,000	GBP	Rolls-Royce Holdings, PLCµ#	4,316,564
167,200	CNY	Sany Heavy Industry Company, Ltd. - Class A	304,966
54,502	CNY	Shanghai International Airport Company, Ltd. - Class A#	251,635
1,200	JPY	Sojitz Corp.~	28,322
1,359	CAD	Stantec, Inc.µ	109,199
56,626	INR	Titagarh Rail System, Ltd.	749,937
4,992		Veralto Corp.µ	382,837
62,000		Vertiv Holdings Company - Class Aµ	3,492,460
16,500		Waste Management, Inc.µ	3,062,895
134,400	CNY	Weichai Power Company, Ltd. - Class A	276,196
			32,772,662
		Information Technology (22.5%)
13,000	TWD	Alchip Technologies, Ltd.	1,612,519
42,900		Apple, Inc.~µ	7,910,760
13,720		ASML Holding, NV (ADR)µ	11,933,930
589	EUR	BE Semiconductor Industries, NV~	88,514
41,000	TWD	E Ink Holdings, Inc.	271,900
372		Fabrinetµ#	79,426
47,200	CNY	Foxconn Industrial Internet Company, Ltd. - Class A	87,359
1,370	KRW	HPSP Company, Ltd.	45,922
14,500	CNY	Iflytek Company, Ltd. - Class A	77,148
28,901		Infosys, Ltd. (ADR)	573,974
14,900	JPY	Keyence Corp.~	6,666,228
270,000	HKD	Kingdee International Software Group Company, Ltd.µ#	260,999
80,495	INR	KPIT Technologies, Ltd.	1,501,606
25,000	TWD	MediaTek, Inc.	771,440
33,400		Microsoft Corp.µ	13,279,172
675	EUR	Nemetschek, SEµ	62,285
540,000	EUR	Nokia Oyj	1,952,220
26,800		NVIDIA Corp.µ	16,489,236
35,500		Oracle Corp.µ	3,965,350
4,050	GBP	Sage Group, PLCµ	60,296
29,340	KRW	Samsung Electronics Company, Ltd.	1,594,243
800	JPY	SCREEN Holdings Company, Ltd.µ	78,447
1,790		ServiceNow, Inc.µ#	1,370,066
100	JPY	SHIFT, Inc.µ#	18,027
19,050	CAD	Shopify, Inc. - Class Aµ#	1,525,049
13,000	TWD	Silergy Corp.	159,988
16,600	KRW	SK Hynix, Inc.	1,662,335
40,500	HKD	Sunny Optical Technology Group Company, Ltd.µ	248,929
853,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	17,075,774
22,825		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	2,578,312
48,250	BRL	TOTVS, SA	306,968
900	JPY	Towa Corp.~	46,431
60,065		Unity Software, Inc.^µ#	1,946,106
93,700	CNY	Venustech Group, Inc. - Class A	241,474
303,800	HKD	Xiaomi Corp. - Class B*µ#	478,645
7,700	CNY	Zhongji Innolight Company, Ltd. - Class A	109,819
			97,130,897
		Materials (2.1%)
219,750	AED	Fertiglobe, PLC	166,924
75,095		Freeport-McMoRan, Inc.^µ	2,980,521
3,550		Linde, PLCµ	1,437,146
521,200	NOK	Norsk Hydro, ASA~	3,054,494
16,900	ZAR	Sasol, Ltd.	146,788
1,945	EUR	SOL S.p.A^	55,978
1,200	JPY	Sumitomo Bakelite Company, Ltd.~	59,637
21,200		Vale, SA (ADR)	290,228
486,000	HKD	Zijin Mining Group Company, Ltd.- Class Hµ	721,158
			8,912,874
		Real Estate (1.4%)
935,500	PHP	Ayala Land, Inc.	565,328
492,165	MXN	Corp. Inmobiliaria Vesta SAB de CV	1,870,121
104,680	INR	DLF, Ltd.	1,003,474
181,970	INR	Macrotech Developers, Ltd.	2,354,654
8,900	JPY	Mirarth Holdings, Inc.~	29,823
14,680	INR	Prestige Estates Projects, Ltd.	222,280
410	EUR	VGP, NV	48,089
			6,093,769
		Special Purpose Acquisition Company (0.0%)#
2,835		Intelsat Emergence, SA&#	77,254

		Utilities (0.8%)
45,801	EUR	Engie,SA#	733,053
28,462		NextEra Energy, Inc.µ	1,668,727

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF SHARES			VALUE
29,000	EUR	RWE, AGµ	$1,070,843
			3,472,623
		TOTAL COMMON STOCKS (Cost $421,883,622)	332,421,577

Preferred Stocks (0.5%)
		Communication Services (0.0%)
		United States Cellular Corp.µ
2,600		5.500%, 06/01/70	47,710
2,500		5.500%, 03/01/70	46,275
			93,985
		Consumer Discretionary (0.0%)
1,597		Guitar Center, Inc.&#	130,954

		Energy (0.1%)
6,520		NuStar Energy, LP‡
		11.282%, 03/01/24
		3 mo. SOFR + 5.91%	167,564
1,600		NuStar Energy, LP‡
		12.405%, 03/01/24
		3 mo. SOFR + 7.03%	41,312
8,335		NuStar Logistics, LP‡
		12.310%, 01/15/43
		3 mo. SOFR + 7.00%	215,543
			424,419
		Financials (0.2%)
133,716		Itau Unibanco Holding, SA (ADR)	882,525

		Industrials (0.2%)
304,200	BRL	Randon, SA Implementos e Participacoes	718,380
		Total Preferred Stocks (Cost $2,234,992)	2,250,263

Warrants (0.0%) #
		Energy (0.0%)
13,401		Mcdermott International, Ltd.&
		06/30/27, Strike $15.98	1
12,061		Mcdermott International, Ltd.&
		06/30/27, Strike $12.33	1
		TOTAL WARRANTS (Cost $5,152)	2

PRINCIPAL AMOUNT			VALUE

U.S. Government and Agency Securities (0.1%)
		Other (0.1%)
		U.S. Treasury Note
310,000		2.250%, 03/31/24^	308,462
265,000		4.375%, 10/31/24	263,960
		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $573,096)	572,422

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

Purchased Options (0.9%) #
		Consumer Discretionary (0.2%)
67		Alibaba Group Holding, Ltd.
483,539		Call, 06/21/24, Strike $85.00	21,105
1,600		Makemytrip, Ltd.
8,862,400		Call, 08/16/24, Strike $60.00	875,243
			896,348
		Health Care (0.1%)
450		Boston Scientific Corp.
2,846,700		Call, 06/21/24, Strike $62.50	191,250

		Industrials (0.2%)
520		Uber Technologies, Inc.
3,394,040		Call, 01/17/25, Strike $57.50	820,300

		Materials (0.0%)
2,050		Cemex Sab De CV
1,697,400		Call, 07/19/24, Strike $8.00	143,500

		Other (0.4%)
557		Global X MSCI Argentina ETF
2,918,123		Call, 07/19/24, Strike $54.00	175,455
		Invesco QQQ Trust Series 1
2,016
84,061,152		Put, 02/16/24, Strike $399.78	250,992
815
33,983,055		Put, 12/20/24, Strike $344.78	655,260
3,427		iShares MSCI India ETF
17,097,303		Put, 02/16/24, Strike $47.00	17,135
		iShares MSCI India Small-Cap ETF
50
367,100		Put, 02/16/24, Strike $61.76	3,125
39
286,338		Put, 02/16/24, Strike $65.76	1,658
1,500		Petroleo Brasileiro, SA
2,560,500		Call, 04/19/24, Strike $17.00	171,750
690		SPDR S&P 500 ETF Trust
33,318,720		Put, 12/20/24, Strike $410.00	514,740
140	EUR	Totalenergies, SE
930,770		Call, 06/21/24, Strike 60.00	50,541
			1,840,656
		Total Purchased Options (Cost $6,086,391)	3,892,054

TOTAL INVESTMENTS (142.3%) (Cost $717,613,667)			$614,383,617

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.2%)			(70,000,000)

LIABILITIES, LESS OTHER ASSETS (-26.1%)			(112,662,526)

NET ASSETS (100.0%)			$431,721,091

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Written Options (-0.1%) #
	Consumer Discretionary (-0.1%)
(509)	Amazon.com, Inc.
(7,899,680)	Call, 04/19/24, Strike $170.00	$(206,145)

	Financials (0.0%)
(100)	Aon, PLC
(2,984,300)	Call, 04/19/24, Strike $340.00	(14,500)

	Information Technology (0.0%)
(355)	Oracle Corp.
(3,965,350)	Call, 04/19/24, Strike $120.00	(93,898)
(600)	Unity Software, Inc.
(1,944,000)	Call, 05/17/24, Strike $42.00	(108,300)
		(202,198)
	Other (0.0%)
(557)	Global X MSCI Argentina ETF
(2,918,123)	Call, 07/19/24, Strike $60.00	(82,157)
	Total Written Options (Premium $459,893)	$(505,000)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $23,749,293.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $245,757,280.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SAR	Saudi Riyal
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$156,428	$—	$156,428
Corporate Bonds	—	70,116,447	—	70,116,447
Convertible Bonds	—	142,567,146	—	142,567,146
Bank Loans	—	55,890,004	—	55,890,004
Convertible Preferred Stocks	6,471,024	46,250	—	6,517,274
Common Stocks	210,154,352	122,267,225	—	332,421,577
Preferred Stocks	2,119,309	130,954	—	2,250,263
Warrants	—	2	—	2
U.S. Government and Agency Securities	—	572,422	—	572,422
Purchased Options	3,892,054	—	—	3,892,054
Total	$222,636,739	$391,746,878	$—	$614,383,617
Liabilities:
Written Options	$505,000	$—	$—	$505,000
Total	$505,000	$—	$—	$505,000

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2024

	Value	% of Total Investments
US Dollar	$417,457,938	68.0%
European Monetary Unit	47,385,310	7.7%
Japanese Yen	22,719,203	3.7%
Indian Rupee	21,830,938	3.5%
Hong Kong Dollar	21,550,769	3.5%
British Pound Sterling	20,697,371	3.4%
New Taiwan Dollar	19,891,621	3.2%
Canadian Dollar	12,344,495	2.0%
South Korean Won	5,306,394	0.9%
Indonesian Rupiah	4,073,300	0.7%
Mexican Peso	3,640,705	0.6%
Norwegian Krone	3,054,494	0.5%
Chinese Yuan Renminbi	3,018,227	0.5%
Brazilian Real	2,941,669	0.5%
Swiss Franc	2,411,834	0.4%
Australian Dollar	2,227,774	0.4%
Thai Baht	1,101,041	0.2%
UAE Dirham	613,226	0.1%
Philippine Peso	565,328	0.1%
Saudi Riyal	534,194	0.1%
Swedish Krona	208,675	—%
Polish Zloty	157,323	—%
South African Rand	146,788	—%
Total Investments Net of Written Options	$613,878,617	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (14.7%)
	Airlines (0.2%)
42,066	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	$40,834
21,757	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	21,981
47,575	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	42,445
24,750	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	24,526
42,442	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	38,508
37,784	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	38,110
		206,404
	Communication Services (1.4%)
55,000	APi Group DE, Inc.*
	4.750%, 10/15/29	51,503
	Audacy Capital Corp.*@
57,000	6.750%, 03/31/29	2,301
27,000	6.500%, 05/01/27	1,152
36,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	31,930
40,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	41,800
65,000	Consolidated Communications, Inc.*^
	6.500%, 10/01/28	56,635
200,000	CSC Holdings, LLC*
	5.500%, 04/15/27	179,822
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
45,000	6.625%, 08/15/27&	3,079
27,000	5.375%, 08/15/26	1,906
78,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	74,168
45,000	Frontier California, Inc.
	6.750%, 05/15/27	43,523
	Frontier Communications Holdings, LLC*
28,000	5.000%, 05/01/28	25,871
11,000	8.750%, 05/15/30	11,272
65,000	Frontier Florida, LLC@
	6.860%, 02/01/28	62,635
65,000	Frontier North, Inc.@
	6.730%, 02/15/28	62,354
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
40,000	3.500%, 03/01/29	36,229
13,000	5.250%, 12/01/27	12,772
	iHeartCommunications, Inc.
25,000	8.375%, 05/01/27	15,640
15,000	5.250%, 08/15/27*	11,663
37,759	Ligado Networks, LLC*
	15.500%, 11/01/23
	PIK rate	6,502
	Lumen Technologies, Inc.
35,000	7.600%, 09/15/39	9,315
20,000	4.000%, 02/15/27*	10,588
10,000	7.650%, 03/15/42	2,757
22,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	18,845
35,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	34,074
45,000	Paramount Global
	4.900%, 08/15/44	35,600
14,000	Qwest Corp.
	7.250%, 09/15/25	13,724
	Scripps Escrow II, Inc.*
23,000	3.875%, 01/15/29	20,007
11,000	5.375%, 01/15/31	8,457
40,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	36,100
	Sirius XM Radio, Inc.*
65,000	5.500%, 07/01/29	61,867
43,000	4.000%, 07/15/28	39,069
20,000	3.125%, 09/01/26	18,705
11,000	3.875%, 09/01/31	9,185
41,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	21,803
110,000	Sprint, LLC
	7.125%, 06/15/24	110,541
45,000	Stagwell Global, LLC*
	5.625%, 08/15/29	41,311
42,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	24,905
15,000	Time Warner Cable, LLC
	7.300%, 07/01/38	15,743
54,000	United States Cellular Corp.
	6.700%, 12/15/33	55,678
45,000	Univision Communications, Inc.*
	8.000%, 08/15/28	45,799
20,000	Viasat, Inc.*^
	5.625%, 04/15/27	18,776
		1,385,606
	Consumer Discretionary (2.8%)
53,000	Abercrombie & Fitch Management Company*
	8.750%, 07/15/25	53,969
40,000	Adams Homes, Inc.*
	9.250%, 10/15/28	40,997
55,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	58,142
36,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	35,223
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
39,000	6.625%, 01/15/28	38,690
38,000	4.625%, 08/01/29	34,626
53,000	At Home Group, Inc.*
	4.875%, 07/15/28	23,434
	Bath & Body Works, Inc.
57,000	6.694%, 01/15/27	57,950

See accompanying Notes to Schedule of Investments

1

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
35,000	6.875%, 11/01/35	$35,020
	Caesars Entertainment, Inc.*
28,000	4.625%, 10/15/29	25,593
21,000	8.125%, 07/01/27	21,569
	Carnival Corp.*
22,000	4.000%, 08/01/28	20,406
21,000	7.625%, 03/01/26	21,341
3,000	7.000%, 08/15/29^	3,124
	Carvana Company*
8,000	14.000%, 06/01/31	7,141
6,000	13.000%, 06/01/30	5,350
4,000	12.000%, 12/01/28	3,552
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
95,000	5.125%, 05/01/27	91,695
90,000	4.500%, 08/15/30	78,228
50,000	6.375%, 09/01/29	48,706
50,000	4.750%, 03/01/30	44,457
46,000	4.250%, 02/01/31	38,829
22,000	4.750%, 02/01/32	18,892
20,000	5.000%, 02/01/28	18,894
22,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	21,310
39,000	Cedar Fair, LP^
	5.250%, 07/15/29	37,330
23,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	23,330
	Dana, Inc.
40,000	4.250%, 09/01/30	35,014
32,000	4.500%, 02/15/32	27,558
	DISH DBS Corp.
45,000	5.125%, 06/01/29	16,781
30,000	7.375%, 07/01/28	13,277
30,000	5.250%, 12/01/26*	23,691
26,000	7.750%, 07/01/26	15,386
25,000	5.750%, 12/01/28*	16,864
46,000	DISH Network Corp.*
	11.750%, 11/15/27	48,044
47,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	43,247
175,000	Ford Motor Company^
	6.100%, 08/19/32	175,114
200,000	Ford Motor Credit Company, LLC
	2.900%, 02/16/28	180,092
16,000	Gap, Inc.*
	3.875%, 10/01/31	13,223
20,000	General Motors Company
	5.200%, 04/01/45	18,148
	goeasy, Ltd.*
75,000	9.250%, 12/01/28	79,934
40,000	4.375%, 05/01/26	38,276
20,000	Goodyear Tire & Rubber Company
	5.250%, 07/15/31	18,222
19,000	Group 1 Automotive, Inc.*
	4.000%, 08/15/28	17,546
45,000	Guitar Center, Inc.*^&
	8.500%, 01/15/26	39,984
11,597	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	11,692
35,000	Kohl's Corp.
	5.550%, 07/17/45	23,885
45,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	46,208
45,000	Liberty Interactive, LLC
	8.250%, 02/01/30	24,042
43,000	Life Time, Inc.*^
	8.000%, 04/15/26	43,498
20,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	20,842
15,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	15,601
28,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	28,021
30,000	M/I Homes, Inc.
	3.950%, 02/15/30	26,906
	Macy's Retail Holdings, LLC
53,000	6.700%, 07/15/34*	44,602
45,000	4.300%, 02/15/43	34,168
55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	51,063
25,000	Newell Brands, Inc.
	5.200%, 04/01/26	24,346
	Nordstrom, Inc.
23,000	4.250%, 08/01/31	19,204
20,000	5.000%, 01/15/44	14,452
67,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	61,795
50,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	43,008
60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^
	5.625%, 09/01/29	45,226
20,000	QVC, Inc.
	5.450%, 08/15/34	13,291
20,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	21,449
91,000	Rite Aid Corp.*@
	8.000%, 11/15/26	69,132
23,000	Royal Caribbean Cruises, Ltd.*
	7.250%, 01/15/30	23,984
63,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	54,315
65,000	Six Flags Entertainment Corp.*
	7.250%, 05/15/31	66,377
50,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	45,290
36,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	34,175
90,000	Station Casinos, LLC*
	4.500%, 02/15/28	84,927
	STL Holding Company, LLC*
35,000	7.500%, 02/15/26	35,650
11,000	8.750%, 02/15/29	11,202
31,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	30,897
10,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	10,715
50,000	Vista Outdoor, Inc.*
	4.500%, 03/15/29	49,166
		2,857,328

See accompanying Notes to Schedule of Investments

2

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Staples (0.7%)
52,000	1375209 B.C., Ltd.*^
	9.000%, 01/30/28	$50,512
67,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	69,413
40,000	B&G Foods, Inc.*
	8.000%, 09/15/28	41,764
51,000	Central Garden & Pet Company*
	4.125%, 04/30/31	45,165
53,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	48,522
	Energizer Holdings, Inc.*
59,000	4.375%, 03/31/29	53,427
10,000	6.500%, 12/31/27	9,968
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
65,000	5.500%, 01/15/30	63,634
25,000	5.125%, 02/01/28	24,806
15,000	5.750%, 04/01/33	14,874
33,000	New Albertsons, LP
	7.750%, 06/15/26	33,872
43,000	Performance Food Group, Inc.*
	4.250%, 08/01/29	39,435
35,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	31,577
21,000	Post Holdings, Inc.*
	5.750%, 03/01/27	20,936
42,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	36,614
35,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	29,453
70,000	Vector Group, Ltd.*
	5.750%, 02/01/29	64,651
		678,623
	Energy (1.8%)
24,000	Antero Resources Corp.*
	5.375%, 03/01/30	22,923
45,000	Apache Corp.
	5.100%, 09/01/40	38,700
25,000	Buckeye Partners, LP
	5.850%, 11/15/43	20,650
60,000	Callon Petroleum Company*
	7.500%, 06/15/30	63,250
23,000	Cheniere Energy, Inc.^
	4.625%, 10/15/28	22,287
32,000	Chesapeake Energy Corp.*
	6.750%, 04/15/29	32,391
58,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	61,903
	Continental Resources, Inc.*
35,000	2.875%, 04/01/32	28,589
25,000	5.750%, 01/15/31	24,892
32,000	DT Midstream, Inc.*
	4.125%, 06/15/29	29,427
	Earthstone Energy Holdings, LLC*
39,000	8.000%, 04/15/27	40,418
15,000	9.875%, 07/15/31	16,669
25,000	Enbridge, Inc.‡
	7.375%, 01/15/83
	5 year CMT + 3.71%	25,044
	Energy Transfer, LP‡
65,000	8.586%, 11/01/66
	3 mo. USD Term SOFR + 3.28%	58,065
32,000	6.500%, 02/01/36
	5 year CMT + 5.69%	30,950
	EnLink Midstream Partners, LP
60,000	9.756%, 02/01/36‡
	3 mo. USD LIBOR + 4.11%	56,717
50,000	4.850%, 07/15/26	49,133
31,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	31,764
70,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	72,040
	Genesis Energy, LP / Genesis Energy Finance Corp.
31,000	8.875%, 04/15/30	32,454
18,000	6.250%, 05/15/26	17,930
	Gulfport Energy Corp.
40,000	8.000%, 05/17/26*	40,392
13,792	8.000%, 05/17/26	13,927
60,000	Hilcorp Energy I, LP / Hilcorp Finance Company*
	6.000%, 04/15/30	58,300
32,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	32,099
19,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	19,224
44,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	43,517
	Moss Creek Resources Holdings, Inc.*
25,000	10.500%, 05/15/27	25,749
25,000	7.500%, 01/15/26	24,921
	Nabors Industries, Inc.*
35,000	7.375%, 05/15/27	34,629
15,000	9.125%, 01/31/30	15,306
35,000	Nabors Industries, Ltd.*
	7.500%, 01/15/28	32,068
40,000	New Fortress Energy, Inc.*
	6.750%, 09/15/25	39,533
30,000	Oceaneering International, Inc.
	6.000%, 02/01/28	29,412
45,000	Parkland Corp.*
	5.875%, 07/15/27	44,673
23,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	22,224
12,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	12,399
50,000	Plains All American Pipeline, LP‡
	9.751%, 02/01/36
	3 mo. USD LIBOR + 4.11%	49,540
60,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	55,909
21,000	Southwestern Energy Company
	4.750%, 02/01/32	19,466
61,750	Transocean, Inc.*
	8.750%, 02/15/30	64,610
	Venture Global Calcasieu Pass, LLC*
30,000	6.250%, 01/15/30	30,083
10,000	4.125%, 08/15/31	8,859
10,000	3.875%, 08/15/29	8,939
	Venture Global LNG, Inc.*
55,000	8.375%, 06/01/31	55,728
35,000	8.125%, 06/01/28	35,446
20,000	9.875%, 02/01/32	21,039

See accompanying Notes to Schedule of Investments

3

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
20,000	9.500%, 02/01/29	$21,264
	Vital Energy, Inc.
25,000	9.750%, 10/15/30	26,582
25,000	7.750%, 07/31/29*^	24,698
45,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	43,104
50,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	51,207
		1,781,043
	Financials (2.1%)
65,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	65,237
67,000	Aethon United BR, LP / Aethon United Finance Corp.*
	8.250%, 02/15/26	66,836
30,000	AG Issuer, LLC*
	6.250%, 03/01/28	29,657
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
75,000	6.750%, 10/15/27	73,469
50,000	7.000%, 01/15/31	50,631
	Ally Financial, Inc.
49,000	4.700%, 02/01/36‡ ‡‡
	5 year CMT + 3.87%	39,810
20,000	8.000%, 11/01/31	22,149
20,000	4.700%, 02/01/36‡
	7 year CMT + 3.48%	15,298
86,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	80,383
33,000	Aviation Capital Group, LLC*
	3.500%, 11/01/27	30,767
68,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	64,562
50,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	44,342
	Credit Acceptance Corp.
40,000	6.625%, 03/15/26^	40,053
30,000	9.250%, 12/15/28*	31,612
45,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	47,264
58,000	Enact Holdings, Inc.*
	6.500%, 08/15/25	57,905
50,000	GGAM Finance, Ltd.*
	8.000%, 02/15/27	51,601
56,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	47,890
25,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	25,931
	HUB International, Ltd.*
66,000	5.625%, 12/01/29	62,316
23,000	7.375%, 01/31/32	23,541
31,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	25,939
100,000	ILFC E-Capital Trust II*‡
	7.436%, 12/21/65
	3 mo. USD LIBOR + 1.80%	79,262
90,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	87,347
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
88,000	5.250%, 10/01/25	86,596
47,000	4.750%, 06/15/29	42,096
40,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	32,639
	Level 3 Financing, Inc.*
45,000	4.250%, 07/01/28	15,131
20,000	4.625%, 09/15/27	10,559
30,000	LPL Holdings, Inc.*
	4.000%, 03/15/29	27,667
40,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	41,538
70,000	MetLife, Inc.
	6.400%, 12/15/66	71,518
60,000	Nationstar Mortgage Holdings, Inc.*
	5.500%, 08/15/28	57,161
	Navient Corp.
50,000	5.000%, 03/15/27	47,721
20,000	4.875%, 03/15/28^	18,191
30,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	25,529
20,000	Newmark Group, Inc.*
	7.500%, 01/12/29	20,441
	OneMain Finance Corp.
30,000	9.000%, 01/15/29	31,625
30,000	3.875%, 09/15/28	26,365
22,000	7.125%, 03/15/26	22,312
23,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	5.875%, 10/01/28	22,519
73,000	PHH Mortgage Corp.*
	7.875%, 03/15/26	67,441
50,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	4.500%, 02/15/29	46,517
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
20,000	3.875%, 03/01/31	17,577
20,000	3.625%, 03/01/29	17,851
10,000	2.875%, 10/15/26	9,281
43,000	StoneX Group, Inc.*
	8.625%, 06/15/25	43,491
	United Wholesale Mortgage, LLC*
52,000	5.500%, 04/15/29	49,175
20,000	5.750%, 06/15/27	19,658
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
25,000	6.500%, 02/15/29	17,643
22,000	10.500%, 02/15/28	22,388
47,000	XHR, LP*
	6.375%, 08/15/25	47,078
		2,121,510
	Health Care (1.3%)
	Bausch Health Companies, Inc.*
95,000	11.000%, 09/30/28	65,296
16,000	14.000%, 10/15/30	9,054

See accompanying Notes to Schedule of Investments

4

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
16,000	6.125%, 02/01/27	$10,155
	CHS/Community Health Systems, Inc.*
88,000	6.125%, 04/01/30	58,295
30,000	8.000%, 03/15/26	29,560
25,000	10.875%, 01/15/32	26,266
25,000	6.875%, 04/15/29	17,256
5,000	5.250%, 05/15/30	4,156
	DaVita, Inc.*
52,000	3.750%, 02/15/31	42,896
49,000	4.625%, 06/01/30	43,391
	Embecta Corp.*
33,000	5.000%, 02/15/30	27,038
11,000	6.750%, 02/15/30	9,706
	Encompass Health Corp.
20,000	4.750%, 02/01/30	18,800
20,000	4.500%, 02/01/28	19,133
52,000	HCA, Inc.
	7.500%, 11/06/33	58,713
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	185,032
	Medline Borrower, LP*
55,000	3.875%, 04/01/29	49,860
53,000	5.250%, 10/01/29	49,460
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
	5.125%, 04/30/31	172,278
62,000	Team Health Holdings, Inc.*
	6.375%, 02/01/25	52,415
	Tenet Healthcare Corp.
120,000	6.250%, 02/01/27	119,766
70,000	6.875%, 11/15/31	72,157
190,000	Teva Pharmaceutical Finance Netherlands III, BV
	3.150%, 10/01/26	177,380
		1,318,063
	Industrials (2.8%)
50,000	ACCO Brands Corp.*
	4.250%, 03/15/29	45,379
50,000	Air Lease Corp.‡
	4.125%, 02/01/36
	5 year CMT + 3.15%	42,378
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
75,000	4.625%, 01/15/27	72,812
30,000	5.875%, 02/15/28	29,985
40,000	Allegiant Travel Company*
	7.250%, 08/15/27	39,140
25,000	Arcosa, Inc.*
	4.375%, 04/15/29	23,463
200,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	97,056
34,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	30,829
	Bombardier, Inc.*
25,000	8.750%, 11/15/30	26,307
23,000	7.875%, 04/15/27	23,032
44,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	40,836
48,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	47,106
11,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	10,827
58,000	Deluxe Corp.*
	8.000%, 06/01/29	52,251
43,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	43,058
68,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	68,741
	EnerSys*
25,000	4.375%, 12/15/27	23,689
20,000	6.625%, 01/15/32	20,289
25,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	22,463
	Graphic Packaging International, LLC*
30,000	4.750%, 07/15/27	29,228
20,000	3.500%, 03/01/29	18,089
51,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	44,294
101,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	91,789
59,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*
	5.750%, 01/20/26	55,489
65,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	63,889
50,000	IEA Energy Services, LLC*
	6.625%, 08/15/29	47,059
	JELD-WEN, Inc.*
34,000	4.625%, 12/15/25	33,253
25,000	4.875%, 12/15/27^	23,877
70,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	65,414
45,000	Knife River Holding Company*
	7.750%, 05/01/31	47,343
11,000	MasTec, Inc.*^
	4.500%, 08/15/28	10,336
33,000	Moog, Inc.*
	4.250%, 12/15/27	30,942
55,000	Newfold Digital Holdings Group, Inc.*
	6.000%, 02/15/29	41,660
52,000	Novelis Corp.*
	4.750%, 01/30/30	48,294
15,000	OI European Group, BV*
	4.750%, 02/15/30	13,898
50,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^
	4.000%, 10/15/27	46,682
	Sealed Air Corp.*
35,000	6.125%, 02/01/28	35,191
11,000	5.000%, 04/15/29^	10,610
10,000	Sealed Air Corp./Sealed Air Corp. U.S.*^
	7.250%, 02/15/31	10,491
40,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	34,845
	Sinclair Television Group, Inc.*
33,000	4.125%, 12/01/30	25,530
20,000	5.500%, 03/01/30	15,424
50,000	Standard Industries, Inc.*
	5.000%, 02/15/27	48,636

See accompanying Notes to Schedule of Investments

5

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
35,000	Stericycle, Inc.*
	3.875%, 01/15/29	$31,865
10,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	10,401
	TransDigm, Inc.
97,000	6.250%, 03/15/26*	96,541
45,000	6.875%, 12/15/30*	46,280
35,000	6.750%, 08/15/28*	35,618
32,000	7.500%, 03/15/27	32,105
15,000	7.125%, 12/01/31*	15,649
45,000	Tronox, Inc.*
	4.625%, 03/15/29	39,784
725,000	Uber Technologies, Inc.*
	8.000%, 11/01/26	738,521
17,249	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	15,775
44,000	Vertiv Group Corp.*
	4.125%, 11/15/28	40,980
46,000	Wabash National Corp.*
	4.500%, 10/15/28	41,950
35,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	34,010
	Williams Scotsman, Inc.*
27,000	4.625%, 08/15/28	25,494
20,000	7.375%, 10/01/31	20,971
		2,877,848
	Information Technology (0.8%)
11,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	10,332
80,000	Clarivate Science Holdings Corp.*
	3.875%, 07/01/28	73,810
39,000	Clear Channel Worldwide Holdings, Inc.*^
	5.125%, 08/15/27	36,814
23,000	Coherent Corp.*
	5.000%, 12/15/29	21,542
40,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	31,836
40,000	CommScope, Inc.*
	4.750%, 09/01/29	26,488
29,000	Dell International, LLC / EMC Corp.
	6.020%, 06/15/26	29,640
22,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	20,475
26,000	Fair Isaac Corp.*
	4.000%, 06/15/28	24,237
50,000	KBR, Inc.*
	4.750%, 09/30/28	46,131
	MPH Acquisition Holdings, LLC*
50,000	5.750%, 11/01/28	39,811
20,000	5.500%, 09/01/28	17,785
20,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	20,996
22,000	NCR Voyix Corp.*
	5.125%, 04/15/29	20,717
34,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	31,215
	Open Text Corp.*
39,000	3.875%, 02/15/28	36,256
20,000	6.900%, 12/01/27	20,790
16,000	3.875%, 12/01/29	14,449
16,000	Open Text Holdings, Inc.*^
	4.125%, 12/01/31	14,167
40,000	Playtika Holding Corp.*
	4.250%, 03/15/29	34,708
60,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	54,298
	Twilio, Inc.
30,000	3.625%, 03/15/29	27,126
11,000	3.875%, 03/15/31	9,701
17,000	UKG, Inc.*
	6.875%, 02/01/31	17,210
55,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	47,941
50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	44,550
		773,025
	Materials (0.5%)
25,000	ArcelorMittal, SA
	7.000%, 10/15/39	27,294
27,000	ATI, Inc.
	5.875%, 12/01/27	26,586
12,000	Carpenter Technology Corp.
	7.625%, 03/15/30	12,418
35,000	Chemours Company*
	4.625%, 11/15/29	30,640
65,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	61,034
34,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	34,313
	Commercial Metals Company
22,000	4.125%, 01/15/30	20,135
11,000	4.375%, 03/15/32	9,847
23,000	HB Fuller Company
	4.250%, 10/15/28	21,456
40,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	40,447
40,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	36,886
10,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	8,526
	Mercer International, Inc.
58,000	5.125%, 02/01/29	49,797
20,000	12.875%, 10/01/28*	21,507
	Owens-Brockway Glass Container, Inc.*
35,000	7.250%, 05/15/31	35,333
25,000	6.625%, 05/13/27^	25,031
56,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	52,759
21,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	8,253
		522,262
	Other (0.1%)
	Gen Digital, Inc.*
25,000	7.125%, 09/30/30^	25,943
25,000	6.750%, 09/30/27	25,419
		51,362
	Real Estate (0.1%)
34,000	EPR Properties
	3.750%, 08/15/29	30,319

See accompanying Notes to Schedule of Investments

6

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
		Forestar Group, Inc.*
38,000		5.000%, 03/01/28	$36,145
21,000		3.850%, 05/15/26	19,972
50,000		MIWD Holdco II, LLC / MIWD Finance Corp.*
		5.500%, 02/01/30	45,565
20,000		Service Properties Trust^
		5.250%, 02/15/26	19,381
			151,382
		Special Purpose Acquisition Companies (0.1%)
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
45,000		6.750%, 01/15/30	40,508
23,000		4.625%, 01/15/29	21,200
50,000		W.R. Grace Holding, LLC*^
		7.375%, 03/01/31	50,946
			112,654
		Utilities (0.0%)
16,000		PPL Capital Funding, Inc.‡
		8.275%, 03/30/67
		3 mo. USD LIBOR + 2.67%	15,354
		Vistra Corp.*‡
20,000		7.000%, 02/01/68
		5 year CMT + 5.74%	19,524
10,000		8.000%, 02/01/68
		5 year CMT + 6.93%	10,046
			44,924
		Total Corporate Bonds
		(Cost $15,976,226)	14,882,034

Convertible Bonds (31.4%)
		Communication Services (2.0%)
44,000		Cable One, Inc.µ 03/15/26	37,801
580,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	604,488
1,484,000		Sea, Ltd.
		2.375%, 12/01/25	1,416,433
			2,058,722
		Consumer Discretionary (7.1%)
145,000		Burlington Stores, Inc.
		2.250%, 04/15/25	156,130
50,000,000	JPY	Daiwa House Ind Company, Ltd.
		0.000%, 03/30/29	347,078
		DISH Network Corp.µ
63,000		0.000%, 12/15/25	45,092
53,000		2.375%, 03/15/24	51,964
800,000	AUD	Flight Centre Travel Group, Ltd.
		2.500%, 11/17/27	623,085
3,160,000		Ford Motor Company 03/15/26	3,080,147
730,000		IMAX Corp.µ
		0.500%, 04/01/26	650,014
685,000		Marriott Vacations Worldwide Corp.µ 01/15/26	607,650
500,000	GBP	WH Smith, PLCµ
		1.625%, 05/07/26	572,186
328,000		Winnebago Industries, Inc.*
		3.250%, 01/15/30	337,518
734,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	732,679
			7,203,543
		Consumer Staples (1.4%)
700,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	758,086
915,000	CAD	Premium Brands Holdings Corp.
		4.200%, 09/30/27	631,391
			1,389,477
		Energy (2.1%)
1,600,000	EUR	Eni S.p.A
		2.950%, 09/14/30	1,801,570
400,000		Nabors Industries, Inc.*µ
		1.750%, 06/15/29	296,052
			2,097,622
		Financials (2.1%)
12,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCAµ
		0.000%, 07/25/24	1,494,561
930,000	EUR	Edenred
		0.000%, 09/06/24	618,800
			2,113,361
		Health Care (0.4%)
437,000		BioMarin Pharmaceutical, Inc.
		0.599%, 08/01/24	430,537

		Industrials (6.6%)
700,000	EUR	Prysmian S.p.A 02/02/26	837,609
1,600,000	EUR	Rheinmetall, AG
		1.875%, 02/07/28	2,051,290
560,000	EUR	Schneider Electric, SE 06/15/26	1,197,233
500,000	EUR	SPIE, SA
		2.000%, 01/17/28	586,831
329,000		Tetra Tech, Inc.*
		2.250%, 08/15/28	334,580
1,545,000		Uber Technologies, Inc.*~
		0.875%, 12/01/28	1,725,904
			6,733,447
		Information Technology (6.6%)
730,000		Akamai Technologies, Inc.*
		1.125%, 02/15/29	811,512
835,000		Block, Inc.µ
		0.125%, 03/01/25	805,558
817,000		Datadog, Inc.
		0.125%, 06/15/25	1,156,268
600,000	EUR	GlobalWafers GmbH
		1.500%, 01/23/29	660,345
7,000,000	HKD	Kingsoft Corp, Ltd.
		0.625%, 04/29/25	891,758
360,000		Rapid7, Inc.
		1.250%, 03/15/29	394,160
100,000,000	JPY	Rohm Company, Ltd.
		0.000%, 12/05/24	692,451
1,000,000		SK Hynix, Inc.
		1.750%, 04/11/30	1,318,530
			6,730,582
		Materials (1.9%)
1,000,000		Glencore Funding, LLC 03/27/25	1,032,020

See accompanying Notes to Schedule of Investments

7

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
600,000		LG Chem, Ltd.
		1.250%, 07/18/28	$569,772
476,000		Lithium Americas Corp.^
		1.750%, 01/15/27	330,282
			1,932,074
		Other (0.0%)
20,000		Multiplan Corp.*µ
		6.000%, 10/15/27	14,008

		Real Estate (0.8%)
800,000	EUR	ANLLIAN Capital, Ltd. 02/05/25	841,381

		Utilities (0.4%)
350,000		CMS Energy Corp.*
		3.375%, 05/01/28	343,368
		Total Convertible Bonds
		(Cost $33,465,299)	31,888,122

Bank Loans (9.3%) ¡
		Airlines (0.0%)
31,500		Mileage Plus Holdings, LLC‡
		10.770%, 06/21/27
		3 mo. SOFR + 5.25%	32,507

		Communication Services (1.6%)
250,000		APi Group DE, Inc.‡
		7.951%, 01/03/29
		1 mo. SOFR + 2.50%	250,351
358,130		Charter Communications Operating LLC‡
		7.083%, 02/01/27
		1 mo. SOFR + 1.75%	357,414
43,000		Entercom Media Corp.‡
		8.149%, 11/18/24
		3 mo. SOFR + 2.50%	24,144
248,750		Go Daddy Operating Company, LLC‡
		7.333%, 11/09/29
		1 mo. SOFR + 2.00%	249,049
250,000		Match Group, Inc.‡
		7.270%, 02/13/27
		3 mo. SOFR + 1.75%	249,532
250,000		Nexstar Broadcasting, Inc.‡
		7.951%, 09/18/26
		1 mo. SOFR + 2.50%	250,061
250,000		Virgin Media Bristol, LLC‡
		7.948%, 01/31/28
		1 mo. SOFR + 2.50%	245,919
			1,626,470
		Consumer Discretionary (1.5%)
248,750		Aramark Services, Inc.‡
		7.947%, 06/22/30
		1 mo. SOFR + 2.50%	248,596
248,750		Carnival Corp.‡
		8.336%, 08/08/27
		1 mo. SOFR + 3.00%	249,185
298,465		KFC Holding Company‡
		7.196%, 03/15/28
		1 mo. SOFR + 1.75%	298,734
248,721		Murphy USA, Inc.‡
		7.217%, 01/31/28
		1 mo. SOFR + 1.75%	249,498
248,737		PENN Entertainment, Inc.‡
		8.183%, 05/03/29
		1 mo. SOFR + 2.75%	248,469
248,692		Station Casinos, LLC!
		7.683%, 02/08/27
		1 mo. SOFR + 2.25%	248,430
			1,542,912
		Consumer Staples (0.3%)
248,585		Jazz Financing Lux Sarl‡
		8.447%, 05/05/28
		1 mo. SOFR + 3.00%	248,740

		Financials (0.3%)
10,000		Advisor Group, Inc.‡
		9.833%, 08/17/28
		1 mo. SOFR + 4.50%	10,003
299,250		Avolon TLB Borrower 1 LLC‡
		7.337%, 06/22/28
		1 mo. SOFR + 2.00%	299,524
			309,527
		Health Care (2.0%)
180,981		Avantor Funding, Inc.‡
		7.683%, 11/08/27
		1 mo. SOFR + 2.25%	181,072
298,428		DaVita, Inc.‡
		7.197%, 08/12/26
		1 mo. SOFR + 1.75%	298,106
248,615		Elanco Animal Health, Inc.‡
		7.203%, 08/01/27
		1 mo. SOFR + 1.75%	244,144
597,885		ICON Luxembourg Sarl!
		7.860%, 07/03/28
		3 mo. SOFR + 2.25%	599,192
250,000		Organon & Company‡
		8.450%, 06/02/28
		1 mo. SOFR + 3.00%	250,040
249,369		Perrigo Investments, LLC‡
		7.683%, 04/20/29
		1 mo. SOFR + 2.25%	249,265
148,964		PRA Health Sciences, Inc.‡
		7.860%, 07/03/28
		3 mo. SOFR + 2.25%	149,289
			1,971,108
		Industrials (2.2%)
248,724		Beacon Roofing Supply, Inc.‡
		7.947%, 05/19/28
		1 mo. SOFR + 2.25%	249,430
289,870		Berry Global, Inc.‡
		7.202%, 07/01/29
		1 mo. SOFR + 1.75%	289,541
249,375		ChampionX Corp.‡
		8.187%, 06/07/29
		1 mo. SOFR + 2.75%	250,466
249,375		Emrld Borrower, LP‡
		8.313%, 05/31/30
		1 mo. SOFR + 3.00%	249,734
248,747		H.B. Fuller Company‡
		7.587%, 02/15/30
		1 mo. SOFR + 2.25%	249,135
248,724		Jeld-Wen, Inc.‡
		7.447%, 07/28/28
		1 mo. SOFR + 2.00%	248,693

See accompanying Notes to Schedule of Investments

8

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
248,737		Light and Wonder International, Inc.‡
		8.083%, 04/14/29
		1 mo. SOFR + 3.00%	$248,737
248,747		TransDigm, Inc.‡
		8.598%, 08/24/28
		3 mo. SOFR + 3.25%	249,277
198,977		United Airlines, Inc.‡
		9.201%, 04/21/28
		1 mo. SOFR + 3.75%	199,615
			2,234,628
		Information Technology (0.9%)
45,845		Banff Merger Sub, Inc.‡
		9.583%, 12/29/28
		1 mo. SOFR + 4.25%	45,959
241,818		II-VI, Inc.‡
		8.087%, 07/02/29
		1 mo. SOFR + 2.75%	241,153
231,222		Open Text Corp.‡
		8.183%, 01/31/30
		1 mo. SOFR + 2.75%	231,570
147,488		SS&C Technologies, Inc.‡
		7.683%, 03/22/29
		1 mo. SOFR + 2.25%	147,660
75,789		SS&C Technologies, Inc.‡
		7.683%, 03/22/29
		1 mo. SOFR + 2.25%	75,877
159,200		TTM Technologies, Inc.‡
		8.103%, 05/30/30
		1 mo. SOFR + 2.75%	159,399
			901,618
		Materials (0.5%)
274,313		Axalta Coating Systems U.S. Holdings, Inc.‡
		7.848%, 12/20/29
		3 mo. SOFR + 2.50%	274,828
244,388		Chemours Company‡
		8.833%, 08/18/28
		1 mo. SOFR + 3.50%	244,143
			518,971
		Total Bank Loans
		(Cost $9,421,899)	9,386,481

NUMBER OF
SHARES			VALUE

Warrants (0.0%) #
		Energy (0.0%)
2,607		Mcdermott International, Ltd.&
		06/30/27, Strike $15.98	—
2,347		Mcdermott International, Ltd.&
		06/30/27, Strike $12.33	—
		Total Warrants
		(Cost $1,002)	—

Common Stocks (81.7%)
		Communication Services (5.2%)
11,800		Alphabet, Inc. - Class Aµ#	1,653,180
925		Altice USA, Inc. - Class A^#	2,257
1,050		Baidu, Inc. (ADR)µ#	110,575
310		Cumulus Media, Inc. - Class Aµ#	1,426
970	SEK	Hemnet Group, AB	26,188
1,250		Meta Platforms, Inc. - Class Aµ#	487,675
4,900	HKD	NetEase, Inc.µ	95,247
2,270		NetEase, Inc. (ADR)µ	221,643
715		Netflix, Inc.µ#	403,339
288	EUR	Scout24, SE*	21,206
27,000	HKD	Tencent Holdings, Ltd.µ	937,205
15,060		Tencent Holdings, Ltd. (ADR)^	524,690
12,080	GBP	Trustpilot Group, PLC*#	27,510
7,610		Walt Disney Companyµ~	730,940
1,120	GBP	YouGov, PLC	16,536
			5,259,617
		Consumer Discretionary (12.7%)
37,500	HKD	Alibaba Group Holding, Ltd.µ	336,337
1,745		Alibaba Group Holding, Ltd. (ADR)	125,937
5,360	PLN	Allegro.eu, SA*#	40,463
45,850	MXN	Alsea, SAB de CV#	179,894
25,200		Amazon.com, Inc.^µ~#	3,911,040
7,290	INR	Amber Enterprises India, Ltd.#	381,048
83,000	AED	Americana Restaurants International, PLC	70,279
9,604		Aptiv, PLCµ#	781,093
975	BRL	Arezzo Industria e Comercio, SA	12,317
3,400	CNY	BYD Company, Ltd. - Class A	81,077
5,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	63,462
225		Chipotle Mexican Grill, Inc.µ#	541,973
16,920	BRL	Cyrela Brazil Realty, SA Empreendimentos e Participacoes	76,363
4,300	INR	Dixon Technologies India, Ltd.	309,814
790	KRW	Hotel Shilla Company, Ltd.	34,411
28,821	INR	Indian Hotels Company, Ltd.	170,591
45,700	HKD	JD.com, Inc. - Class Aµ	515,319
48,000	HKD	Jiumaojiu International Holdings, Ltd.*µ	28,273
90,020	INR	Kalyan Jewellers India, Ltd.	382,070
33,500	HKD	Li Ning Company, Ltd.	71,567
1,110	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	923,585
8,310	INR	Mahindra & Mahindra, Ltd.	165,770
21,655		MakeMyTrip, Ltd.^µ#	1,199,470
1,175,400	IDR	Map Aktif Adiperkasa PT	72,252
4,780	HKD	Meituan - Class B*µ#	38,447
745		MercadoLibre, Inc.µ#	1,275,298
70,800	IDR	Mitra Adiperkasa Tbk PT	8,769
11,570		NIO, Inc. (ADR)#	65,023
11,200	HKD	Prada S.p.A.µ	69,454
4,871	EUR	Prosus, NV	144,069
64,000	HKD	Sands China, Ltd.#	167,985
23,500	INR	Tata Motors, Ltd.	250,277
625	INR	TVS Motor Company, Ltd.	15,023
3,250	HKD	Yum China Holdings, Inc.µ	111,819
23,000	HKD	Zhongsheng Group Holdings, Ltd.	38,825
154,520	INR	Zomato, Ltd.#	258,964
			12,918,358
		Consumer Staples (4.9%)
8,035	CHF	Aryzta, AG#	14,422
20,850	GBP	British American Tobacco, PLC	614,733
9,400		Coca-Cola Companyµ~	559,206
3,200		Constellation Brands, Inc. - Class Aµ	784,256
1,360		Costco Wholesale Corp.µ	945,037

See accompanying Notes to Schedule of Investments

9

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES			VALUE
21,400	MXN	Fomento Economico Mexicano, SAB de CV	$289,789
700	CNY	Kweichow Moutai Company, Ltd. - Class A	156,680
44		Mallinckrodt, PLC#	1,683
5,900	CHF	Nestle, SAµ	672,308
24,592	BRL	Raia Drogasil, SA	125,581
18,000	JPY	Seven & i Holdings Company, Ltd.	710,907
26,000	HKD	Smoore International Holdings, Ltd.*	15,722
300	JPY	Toyo Suisan Kaisha, Ltd.	15,621
1,000	JPY	Yamazaki Baking Company, Ltd.	23,712
			4,929,657
		Energy (4.1%)
11,650	GBP	BP, PLC	68,041
24,200	CAD	Canadian Natural Resources, Ltd.µ	1,548,714
61		Chesapeake Energy Corp.µ	4,704
8,810		Chevron Corp.µ	1,298,858
3,045		Energy Transfer, LP	43,543
1,815		Enterprise Products Partners, LP	48,569
341		EP Energy Corp.&#	1,023
1		Gulfport Energy Corp.#	127
11,400		Helmerich & Payne, Inc.^µ	458,964
390		ONEOK, Inc.µ	26,618
46,000	THB	PTT Exploration & Production, PCL	193,803
9,900	INR	Reliance Industries, Ltd.	339,742
8,495		TechnipFMC, PLCµ	164,293
			4,196,999
		Financials (10.5%)
116,000	HKD	AIA Group, Ltd.	909,720
3,000		Aon, PLC - Class Aµ	895,290
49,400	BRL	B3, SA - Brasil Bolsa Balcao	130,520
19,180	BRL	Banco BTG Pactual, SA	139,445
2,194,740	IDR	Bank Mandiri Persero, Tbk PT	924,019
53,325		Bank of America Corp.µ~	1,813,583
8,800	JPY	Concordia Financial Group, Ltd.	41,936
29,304	AED	First Abu Dhabi Bank, PJSC	116,826
360		First Citizens BancShares Inc/NC- Class Aµ	543,600
5,095	KRW	Hana Financial Group, Inc.	182,184
39,340	INR	HDFC Bank, Ltd.	691,875
875	AUD	HUB24, Ltd.	21,145
35,025		Itau Unibanco Holding, SA (ADR)	231,165
3,425		JPMorgan Chase & Companyµ	597,183
42,800	THB	Kasikornbank PCL	143,561
1,170,000	GBP	Lloyds Banking Group, PLC	627,185
3,900	KRW	Meritz Financial Group, Inc.#	200,165
11,725		Morgan Stanleyµ	1,022,889
48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	203,872
5,180	AUD	Steadfast Group, Ltd.	20,043
2,206		Visa, Inc. - Class Aµ	602,812
10,945		Wells Fargo & Companyµ	549,220
			10,608,238
		Health Care (9.1%)
850	INR	Alkem Laboratories, Ltd.	51,135
2,100	INR	Apollo Hospitals Enterprise, Ltd.	159,800
6,125	GBP	AstraZeneca, PLC	812,033
3,900		Danaher Corp.µ	935,649
1,250	KRW	Dentium Company, Ltd.#	105,731
3,900		Eli Lilly & Companyµ	2,517,879
7,400	CNY	Gan & Lee Pharmaceuticals Company, Ltd. - Class A#	37,755
6,800	EUR	Gerresheimer, AG	693,253
1,310		Humana, Inc.µ	495,258
4,510	BRL	Hypera, SA	28,884
700	JPY	Jeol, Ltd.µ	32,000
28,100		Novo Nordisk, A/S (ADR)	3,224,194
48,000	HKD	Wuxi Biologics Cayman, Inc.*µ#	126,313
77	CHF	Ypsomed Holding, AG	27,180
			9,247,064
		Industrials (7.8%)
5,660	GBP	Ashtead Technology Holdings, PLC	47,131
7,450	CAD	Canadian Pacific Kansas City, Ltd.	599,513
2,340	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	49,452
615	EUR	DO & CO, AGµ	85,737
450	JPY	Ebara Corp.µ	28,182
170	KRW	HD Hyundai Electric Company, Ltd.	13,019
12,120	INR	Hindustan Aeronautics, Ltd.	439,994
10,800	JPY	Hitachi, Ltd.µ	848,344
50,700	JPY	INFRONEER Holdings, Inc.	529,991
1,300	JPY	Japan Elevator Service Holdings Company, Ltd.	19,645
3,600	INR	KEI Industries, Ltd.	138,155
800	JPY	Keisei Electric Railway Company, Ltd.µ	36,200
20,400	JPY	Komatsu, Ltd.µ	580,379
1,000	JPY	Kyudenko Corp.µ	38,038
3,240	INR	Larsen & Toubro, Ltd.	135,653
2,180	EUR	Leonardo S.p.Aµ	38,050
94,900	GBP	Melrose Industries, PLC	707,336
5,510	SEK	Munters Group, AB*	87,946
8,700	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	42,821
293,500	GBP	Rolls-Royce Holdings, PLCµ#	1,114,258
44,100	CNY	Sany Heavy Industry Company, Ltd. - Class A	80,437
14,700	CNY	Shanghai International Airport Company, Ltd. - Class A#	67,870
700	JPY	Sojitz Corp.	16,521
743	CAD	Stantec, Inc.µ	59,702
15,710	INR	Titagarh Rail System, Ltd.	208,058
1,300		Veralto Corp.	99,697
16,500		Vertiv Holdings Companyµ	929,445
4,250		Waste Management, Inc.µ	788,927
49,700	CNY	Weichai Power Company, Ltd. - Class A	102,135
			7,932,636
		Information Technology (23.7%)
5,200	JPY	Advantest Corp.	206,949
3,545	TWD	Alchip Technologies, Ltd.	439,722
11,495		Apple, Inc.µ	2,119,678
3,710		ASML Holding, NV (ADR)µ	3,227,032
322	EUR	BE Semiconductor Industries, NV	48,390
10,000	TWD	E Ink Holdings, Inc.	66,317
203		Fabrinetµ#	43,343
12,700	CNY	Foxconn Industrial Internet Company, Ltd. - Class A	23,505
750	KRW	HPSP Company, Ltd.	25,140
4,100	CNY	Iflytek Company, Ltd. - Class A	21,814

See accompanying Notes to Schedule of Investments

10

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES			VALUE
3,000	JPY	Keyence Corp.µ	$1,342,194
73,000	HKD	Kingdee International Software Group Company, Ltd.µ#	70,566
23,115	INR	KPIT Technologies, Ltd.	431,202
5,000	TWD	MediaTek, Inc.	154,288
8,780		Microsoft Corp.µ	3,490,752
370	EUR	Nemetschek, SE	34,141
6,920		NVIDIA Corp.µ	4,257,668
9,200		Oracle Corp.µ	1,027,640
2,000	GBP	Sage Group, PLC	29,776
5,480	KRW	Samsung Electronics Company, Ltd.	297,766
400	JPY	SCREEN Holdings Company, Ltd.µ	39,224
460		ServiceNow, Inc.µ#	352,084
100	JPY	SHIFT, Inc.#	18,027
4,950	CAD	Shopify, Inc. - Class Aµ#	396,273
4,000	TWD	Silergy Corp.	49,227
3,010	KRW	SK Hynix, Inc.	301,423
10,600	HKD	Sunny Optical Technology Group Company, Ltd.	65,152
188,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,763,477
6,890		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	778,294
10,080	BRL	TOTVS, SA	64,129
500	JPY	Towa Corp.	25,795
16,000	TWD	Unimicron Technology Corp.	89,764
15,520		Unity Software, Inc.µ#	502,848
24,000	CNY	Venustech Group, Inc. - Class A	61,850
78,600	HKD	Xiaomi Corp. - Class B*µ#	123,837
1,900	CNY	Zhongji Innolight Company, Ltd. - Class A	27,098
			24,016,385
		Materials (1.4%)
55,150	AED	Fertiglobe, PLC	41,892
15,350		Freeport-McMoRan, Inc.µ	609,241
950		Linde, PLC	384,589
5,575	ZAR	Sasol, Ltd.	48,423
1,065	EUR	SOL S.p.A^	30,651
700	JPY	Sumitomo Bakelite Company, Ltd.	34,788
5,250		Vale, SA (ADR)	71,873
158,000	HKD	Zijin Mining Group Company, Ltd.- Class H	234,451
			1,455,908
		Real Estate (1.9%)
179,500	PHP	Ayala Land, Inc.	108,473
135,535	MXN	Corp. Inmobiliaria Vesta SAB de CV	515,004
27,090	INR	DLF, Ltd.	259,688
68,470	INR	Macrotech Developers, Ltd.*	885,988
4,900	JPY	Mirarth Holdings, Inc.	16,419
4,465	INR	Prestige Estates Projects, Ltd.	67,607
225	EUR	VGP, NV	26,390
			1,879,569
		Special Purpose Acquisition Company (0.0%)
518		Intelsat Emergence, SA&#	14,115

		Utilities (0.4%)
6,836		NextEra Energy, Inc.µ	400,795
		Total Common Stocks
		(Cost $92,923,707)	82,859,341

Preferred Stocks (0.3%)
		Communication Services (0.0%)
		United States Cellular Corp.µ
530		5.500%, 06/01/70	9,725
505		5.500%, 03/01/70	9,348
			19,073
		Consumer Discretionary (0.0%)
305		Guitar Center, Inc.&#	25,010

		Energy (0.1%)
1,325		NuStar Energy, LP‡
		11.282%, 03/01/24
		3 mo. USD LIBOR + 5.64%	34,052
325		NuStar Energy, LP‡
		12.405%, 03/01/24
		3 mo. USD LIBOR + 6.77%	8,392
2,270		NuStar Logistics, LP‡
		12.310%, 01/15/43
		3 mo. USD Term SOFR + 7.00%	58,702
			101,146
		Industrials (0.2%)
83,730	BRL	Randon, SA Implementos e Participacoes‡
		4.972%	197,732
		Total Preferred Stocks
		(Cost $365,579)	342,961

Exchange-Traded Funds (1.2%)
		Other (1.2%)
45,865		Invesco Senior Loan ETF	963,624
6,150		iShares MSCI Saudi Arabia ETF^	256,147
		Total Exchange-Traded Funds
		(Cost $1,322,412)	1,219,771

Convertible Preferred Stocks (1.6%)
		Energy (0.0%)
1		Gulfport Energy Corp.&#
		10.000%,
		15.000% PIK rate	9,250

		Financials (1.3%)
21,400		Apollo Global Management, Inc.~
		6.750%, 07/31/26	1,250,188

		Utilities (0.3%)
8,700		NextEra Energy, Inc.
		6.926%, 09/01/25	323,727
		Total Convertible Preferred Stocks
		(Cost $1,532,459)	1,583,165

See accompanying Notes to Schedule of Investments

11

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
Purchased Options (0.9%) #
	Consumer Discretionary (0.2%)
410	MakeMyTrip, Ltd.
2,270,990	Call, 08/16/24, Strike $60.00	$211,150

	Energy (0.0%)
390	Petroleo Brasileiro, SA
665,730	Call, 04/19/24, Strike $17.00	44,655

	Health Care (0.1%)
115	Boston Scientific Corp.
727,490	Call, 06/21/24, Strike $62.50	48,875

	Industrials (0.2%)
135	Uber Technologies, Inc.
881,145	Call, 01/17/25, Strike $57.50	212,963

	Materials (0.0%)
525	Cemex Sab De CV
434,700	Call, 07/19/24, Strike $8.00	36,750

	Other (0.4%)
144	Global X MSCI Argentina ETF
754,416	Call, 07/19/24, Strike $54.00	45,360
	Invesco QQQ Trust Series 1
522
21,765,834	Put, 02/16/24, Strike $399.78	64,989
190
7,922,430	Put, 12/20/24, Strike $344.78	152,760
835	iShares MSCI India ETF
4,165,815	Put, 02/16/24, Strike $47.00	4,175
	iShares MSCI India Small-Cap ETF
27
198,234	Put, 02/16/24, Strike $61.76	1,687
21
154,182	Put, 02/16/24, Strike $65.76	893
160	SPDR S&P 500 ETF Trust
7,726,080	Put, 12/20/24, Strike $410.00	119,360
		389,224
	Total Purchased Options
	(Cost $1,473,382)	943,617
TOTAL INVESTMENTS (141.1%)
(Cost $156,481,965)		143,105,492

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.8%)		(17,000,000)

LIABILITIES, LESS OTHER ASSETS (-24.3%)		(24,666,637)

NET ASSETS (100.0%)		$101,438,855

Written Options (-0.1%) #
	Consumer Discretionary (-0.1%)
(148)	Amazon.com, Inc.
(2,296,960)	Call, 04/19/24, Strike $170.00	(59,940)

	Financials (0.0%)
(30)	Aon, PLC
(895,290)	Call, 04/19/24, Strike $340.00	(4,350)

	Information Technology (0.0%)
(92)	Oracle Corp.
(1,027,640)	Call, 04/19/24, Strike $120.00	(24,334)
(155)	Unity Software, Inc.
(502,200)	Call, 05/17/24, Strike $42.00	(27,978)
		(52,312)
	Other (0.0%)
(144)	Global X MSCI Argentina ETF
(754,416)	Call, 07/19/24, Strike $60.00	(21,240)
	Total Written Options
	(Premium $125,075)	(137,842)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
@	In default status and considered non-income producing.
^	Security, or portion of security, is on loan.
&	Illiquid security.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
‡‡	Perpetual maturity.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $53,902,752.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,553,721.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments

12

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$14,882,034	$—	$14,882,034
Convertible Bonds	—	31,888,122	—	31,888,122
Bank Loans	—	9,386,481	—	9,386,481
Common Stocks	53,562,734	29,296,607	—	82,859,341
Preferred Stocks	317,951	25,010	—	342,961
Exchange-Traded Funds	1,219,771	—	—	1,219,771
Convertible Preferred Stocks	1,573,915	9,250	—	1,583,165
Purchased Options	943,617	—	—	943,617
Total	$57,617,988	$85,487,504	$—	$143,105,492
Liabilities:
Written Options	$137,842	$—	$—	$137,842
Total	$137,842	$—	$—	$137,842

See accompanying Notes to Schedule of Investments

13

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2024
	Value	% of Total Investments
US Dollar	$94,204,105	65.9%
European Monetary Unit	11,398,617	8.0%
Hong Kong Dollar	6,546,430	4.6%
Indian Rupee	5,742,454	4.0%
Japanese Yen	5,644,401	3.9%
British Pound Sterling	4,636,725	3.2%
New Taiwan Dollar	4,562,795	3.2%
Canadian Dollar	3,235,593	2.3%
South Korean Won	1,159,839	0.8%
Indonesian Rupiah	1,005,040	0.7%
Mexican Peso	984,687	0.7%
Chinese Yuan Renminbi	815,956	0.6%
Brazilian Real	774,971	0.5%
Swiss Franc	713,910	0.5%
Australian Dollar	664,273	0.5%
Thai Baht	337,364	0.2%
UAE Dirham	228,997	0.2%
Swedish Krona	114,134	0.1%
Philippine Peso	108,473	0.1%
South African Rand	48,423	—%
Polish Zloty	40,463	—%
Total Investments Net of Written Options	$142,967,650	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

14

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Asset Backed Security (0.0%)
	Other (0.0%)
145,000	SVC ABS, LLC Series 2023-1A, Class C*~
	6.700%, 02/20/53
	(Cost $134,032)	$133,424
Corporate Bonds (33.2%)
	Airlines (0.2%)
172,088	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	167,049
80,546	Alaska Airlines Pass Through Trust Series 2020-1, Class B*~
	8.000%, 02/15/27	81,377
193,760	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	172,867
108,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*~
	5.500%, 04/20/26	107,021
182,500	British Airways Pass Through Trust Series 2021-1, Class B*~
	3.900%, 03/15/33	165,584
143,580	JetBlue Pass Through Trust Series 2020-1, Class B~
	7.750%, 05/15/30	144,817
		838,715
	Communication Services (2.2%)
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	115,570
225,000	Altice France, SA*~
	5.500%, 10/15/29	166,187
225,000	APi Group DE, Inc.*~
	4.750%, 10/15/29	210,695
200,000	Ashtead Capital, Inc.*
	2.450%, 08/12/31	162,982
	Audacy Capital Corp.*@
231,000	6.750%, 03/31/29	9,325
91,000	6.500%, 05/01/27	3,883
162,000	Cincinnati Bell Telephone Company, LLC~
	6.300%, 12/01/28	143,686
180,000	Clear Channel Outdoor Holdings, Inc.*
	9.000%, 09/15/28	188,098
262,000	Consolidated Communications, Inc.*~
	6.500%, 10/01/28	228,283
	CSC Holdings, LLC*~
285,000	5.375%, 02/01/28	245,302
240,000	5.500%, 04/15/27	215,786
215,000	4.500%, 11/15/31	154,514
200,000	5.750%, 01/15/30	106,206
200,000	4.625%, 12/01/30	103,500
	Diamond Sports Group, LLC / Diamond Sports Finance Company*@
150,000	6.625%, 08/15/27	10,265
115,000	5.375%, 08/15/26	8,117
244,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*~
	5.875%, 08/15/27	232,012
195,000	Frontier California, Inc.
	6.750%, 05/15/27	188,598
	Frontier Communications Holdings, LLC*
123,000	5.000%, 05/01/28	113,650
48,000	8.750%, 05/15/30	49,186
202,000	Frontier Florida, LLC~@
	6.860%, 02/01/28	194,649
280,000	Frontier North, Inc.~@
	6.730%, 02/15/28	268,604
165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*~
	3.500%, 03/01/29	149,444
	iHeartCommunications, Inc.
115,000	8.375%, 05/01/27	71,943
70,000	5.250%, 08/15/27*	54,427
230,000	LCPR Senior Secured Financing DAC*~
	6.750%, 10/15/27	223,031
151,589	Ligado Networks, LLC*
	15.500%, 11/01/23
	PIK rate	26,104
	Lumen Technologies, Inc.
135,000	7.600%, 09/15/39	35,928
90,000	4.000%, 02/15/27*	47,648
45,000	7.650%, 03/15/42	12,407
95,000	Match Group Holdings II, LLC*~
	3.625%, 10/01/31	81,374
160,000	Nexstar Media, Inc.*
	5.625%, 07/15/27	155,766
	Paramount Global
711,000	6.375%, 03/30/62~‡
	5 year CMT + 4.00%	635,371
180,000	4.900%, 08/15/44	142,398
63,000	Qwest Corp.
	7.250%, 09/15/25	61,756
595,000	Rogers Communications, Inc.*~‡
	5.250%, 03/15/82
	5 year CMT + 3.59%	567,493
	Scripps Escrow II, Inc.*
95,000	3.875%, 01/15/29~	82,638
48,000	5.375%, 01/15/31	36,904
195,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	175,988
	Sirius XM Radio, Inc.*
195,000	5.500%, 07/01/29	185,601
185,000	4.000%, 07/15/28~	168,087
90,000	3.125%, 09/01/26~	84,172
48,000	3.875%, 09/01/31~	40,082
175,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	93,063
165,000	Sprint, LLC
	7.125%, 06/15/24	165,812
210,000	Stagwell Global, LLC*~
	5.625%, 08/15/29	192,786
190,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	112,664
70,000	Time Warner Cable, LLC
	7.300%, 07/01/38	73,469

See accompanying Notes to Schedule of Investments

1

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
230,000	United States Cellular Corp.~
	6.700%, 12/15/33	$237,146
135,000	Univision Communications, Inc.*~
	8.000%, 08/15/28	137,396
90,000	Viasat, Inc.*
	5.625%, 04/15/27	84,493
395,000	Vodafone Group, PLC~‡
	7.000%, 04/04/79
	U.S. 5 yr Swap + 4.87%	408,501
		7,662,990
	Consumer Discretionary (3.9%)
228,000	Abercrombie & Fitch Management Company*~
	8.750%, 07/15/25	232,170
185,000	Adams Homes, Inc.*
	9.250%, 10/15/28	189,610
230,000	Adient Global Holdings Company*~
	8.250%, 04/15/31	243,138
156,000	American Axle & Manufacturing, Inc.
	6.875%, 07/01/28	152,635
	Ashton Woods USA, LLC / Ashton Woods Finance Company*
167,000	4.625%, 08/01/29	152,170
149,000	6.625%, 01/15/28	147,817
217,000	At Home Group, Inc.*
	4.875%, 07/15/28	95,947
	Bath & Body Works, Inc.~
254,000	6.694%, 01/15/27	258,234
145,000	6.875%, 11/01/35	145,083
200,000	Benteler International AG*~
	10.500%, 05/15/28	214,464
	Caesars Entertainment, Inc.*
118,000	4.625%, 10/15/29	107,858
93,000	8.125%, 07/01/27~	95,521
	Carnival Corp.*
92,000	7.625%, 03/01/26	93,492
89,000	4.000%, 08/01/28	82,551
12,000	7.000%, 08/15/29~	12,496
	Carvana Company*
39,000	14.000%, 06/01/31	34,815
33,000	13.000%, 06/01/30	29,424
22,000	12.000%, 12/01/28	19,538
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
750,000	4.750%, 03/01/30~	666,855
250,000	4.500%, 08/15/30~	217,300
220,000	6.375%, 09/01/29~	214,309
186,000	4.250%, 02/01/31~	157,004
96,000	4.750%, 02/01/32	82,436
96,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	92,988
115,000	Cedar Fair, LP
	5.250%, 07/15/29	110,075
92,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	93,320
	Dana, Inc.
155,000	4.250%, 09/01/30	135,679
140,000	4.500%, 02/15/32	120,568
	DISH DBS Corp.
190,000	5.125%, 06/01/29	70,855
140,000	5.250%, 12/01/26*	110,557
120,000	7.375%, 07/01/28	53,110
115,000	7.750%, 07/01/26	68,052
90,000	5.750%, 12/01/28*	60,711
186,000	DISH Network Corp.*
	11.750%, 11/15/27	194,264
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	185,478
204,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	187,711
190,000	Ford Motor Company~
	6.100%, 08/19/32	190,124
	Ford Motor Credit Company, LLC~
300,000	4.000%, 11/13/30	267,735
270,000	5.113%, 05/03/29	262,432
235,000	7.200%, 06/10/30	249,930
200,000	7.350%, 11/04/27	210,390
71,000	Gap, Inc.*
	3.875%, 10/01/31	58,675
90,000	General Motors Company
	5.200%, 04/01/45	81,665
	General Motors Financial Company, Inc.~‡
765,000	5.700%, 09/30/30^
	5 year CMT + 5.00%	704,947
395,000	6.500%, 09/30/28
	3 mo. USD LIBOR + 3.44%	369,929
	goeasy, Ltd.*
315,000	9.250%, 12/01/28~	335,724
177,000	4.375%, 05/01/26	169,371
100,000	Goodyear Tire & Rubber Company
	5.250%, 07/15/31	91,110
79,000	Group 1 Automotive, Inc.*~
	4.000%, 08/15/28	72,953
193,000	Guitar Center, Inc.*
	8.500%, 01/15/26	171,488
49,440	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	49,845
160,000	Kohl's Corp.
	5.550%, 07/17/45	109,187
185,000	LCM Investments Holdings II, LLC*~
	8.250%, 08/01/31	189,965
190,000	Liberty Interactive, LLC~
	8.250%, 02/01/30	101,509
179,000	Life Time, Inc.*
	8.000%, 04/15/26	181,073
90,000	Light & Wonder International, Inc.*~
	7.500%, 09/01/31	93,788
70,000	Lindblad Expeditions Holdings, Inc.*~
	9.000%, 05/15/28	72,807
123,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	123,093
125,000	M/I Homes, Inc.
	3.950%, 02/15/30	112,108
	Macy's Retail Holdings, LLC
230,000	6.700%, 07/15/34*~	193,557
180,000	4.300%, 02/15/43	136,672
242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~
	4.875%, 05/01/29	224,678
110,000	Newell Brands, Inc.
	5.200%, 04/01/26	107,122
	Nordstrom, Inc.
90,000	5.000%, 01/15/44~	65,033

See accompanying Notes to Schedule of Investments

2

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
86,000	4.250%, 08/01/31	$71,805
285,000	Patrick Industries, Inc.*
	4.750%, 05/01/29	262,858
215,000	PENN Entertainment, Inc.*
	4.125%, 07/01/29	184,937
250,000	PetSmart, Inc. / PetSmart Finance Corp.*~
	4.750%, 02/15/28	233,690
265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*~
	5.625%, 09/01/29	199,746
95,000	QVC, Inc.
	5.450%, 08/15/34	63,132
90,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	96,521
383,000	Rite Aid Corp.*~@
	8.000%, 11/15/26	290,961
92,000	Royal Caribbean Cruises, Ltd.*~
	7.250%, 01/15/30	95,936
270,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*~
	4.625%, 03/01/29	232,778
275,000	Six Flags Entertainment Corp.*~
	7.250%, 05/15/31	280,825
212,000	Sonic Automotive, Inc.*~
	4.625%, 11/15/29	192,032
147,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	139,550
450,000	Station Casinos, LLC*~
	4.500%, 02/15/28	424,633
	STL Holding Company, LLC*
145,000	7.500%, 02/15/26	147,693
46,000	8.750%, 02/15/29	46,843
107,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	106,644
45,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	48,219
220,000	Vista Outdoor, Inc.*~
	4.500%, 03/15/29	216,333
175,000	ZF North America Capital, Inc.*~
	7.125%, 04/14/30	184,706
		13,644,987
	Consumer Staples (0.8%)
179,000	1375209 B.C., Ltd.*~
	9.000%, 01/30/28	173,879
290,000	Arrow Bidco, LLC*~
	10.750%, 06/15/25	300,443
180,000	B&G Foods, Inc.*
	8.000%, 09/15/28	187,940
218,000	Central Garden & Pet Company*
	4.125%, 04/30/31	193,059
213,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	195,001
	Energizer Holdings, Inc.*
263,000	4.375%, 03/31/29~	238,157
48,000	6.500%, 12/31/27	47,846
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.
280,000	5.500%, 01/15/30~	274,114
120,000	5.125%, 02/01/28	119,068
70,000	5.750%, 04/01/33	69,412
395,000	Land O' Lakes, Inc.*~
	7.000%, 09/18/28	300,346
191,000	Performance Food Group, Inc.*~
	4.250%, 08/01/29	175,166
140,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	126,309
182,000	Prestige Brands, Inc.*~
	3.750%, 04/01/31	158,662
155,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	130,433
293,000	Vector Group, Ltd.*~
	5.750%, 02/01/29	270,612
		2,960,447
	Energy (3.4%)
100,000	Antero Resources Corp.*
	5.375%, 03/01/30	95,511
192,000	Apache Corp.
	5.100%, 09/01/40	165,120
135,000	Buckeye Partners, LP
	5.850%, 11/15/43	111,510
270,000	Callon Petroleum Company*~
	7.500%, 06/15/30	284,623
96,000	Cheniere Energy, Inc.
	4.625%, 10/15/28	93,026
139,000	Chesapeake Energy Corp.*~
	6.750%, 04/15/29	140,699
256,000	Civitas Resources, Inc.*~
	8.750%, 07/01/31	273,226
	Continental Resources, Inc.*
135,000	2.875%, 04/01/32	110,273
95,000	5.750%, 01/15/31	94,588
150,000	DT Midstream, Inc.*~
	4.125%, 06/15/29	137,938
	Earthstone Energy Holdings, LLC*~
181,000	8.000%, 04/15/27	187,581
70,000	9.875%, 07/15/31	77,788
	Enbridge, Inc.~‡
945,000	7.375%, 01/15/83
	5 year CMT + 3.71%	946,663
920,000	5.750%, 07/15/80
	5 year CMT + 5.31%	862,362
	Energy Transfer, LP
560,000	6.500%, 11/15/26~‡
	5 year CMT + 5.69%	541,621
345,000	8.000%, 05/15/54~	357,241
170,000	9.669%, 02/16/24
	3 mo. USD LIBOR + 4.03%	167,103
125,000	8.586%, 11/01/66‡
	3 mo. SOFR + 3.28%	111,664
	EnLink Midstream Partners, LP~
835,000	9.756%, 03/04/24‡
	3 mo. SOFR + 4.37%	789,309
205,000	4.850%, 07/15/26	201,443
113,000	Enlink Midstream, LLC*
	6.500%, 09/01/30	115,785
	Enterprise Products Operating, LLC‡
205,000	5.250%, 08/16/77~
	3 mo. SOFR + 3.29%	198,184
185,000	8.638%, 08/16/77
	3 mo. SOFR + 3.25%	184,382

See accompanying Notes to Schedule of Investments

3

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
310,000	EQM Midstream Partners, LP*~
	7.500%, 06/01/27	$319,033
196,000	Genesis Energy, LP / Genesis Energy Finance Corp.~
	8.875%, 04/15/30	205,190
255,000	Gulfport Energy Corp.*~
	8.000%, 05/17/26	257,499
265,000	Hilcorp Energy I, LP / Hilcorp Finance Company*~
	6.000%, 04/15/30	257,493
144,000	Howard Midstream Energy Partners, LLC*
	6.750%, 01/15/27	144,444
81,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	81,954
186,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	183,960
	Moss Creek Resources Holdings, Inc.*
75,000	7.500%, 01/15/26	74,762
70,000	10.500%, 05/15/27	72,097
	Nabors Industries, Inc.*
135,000	7.375%, 05/15/27	133,568
70,000	9.125%, 01/31/30	71,427
135,000	Nabors Industries, Ltd.*
	7.500%, 01/15/28	123,692
180,000	New Fortress Energy, Inc.*~
	6.750%, 09/15/25	177,899
138,000	Oceaneering International, Inc.
	6.000%, 02/01/28	135,294
200,000	Parkland Corp.*~
	5.875%, 07/15/27	198,548
99,000	Patterson-UTI Energy, Inc.
	5.150%, 11/15/29	95,662
46,000	Permian Resources Operating LLC*
	7.000%, 01/15/32	47,531
750,000	Plains All American Pipeline, LP~‡
	9.751%, 03/04/24
	3 mo. SOFR + 4.37%	743,107
265,000	Rockcliff Energy II, LLC*~
	5.500%, 10/15/29	246,932
98,000	Southwestern Energy Company~
	4.750%, 02/01/32	90,843
261,250	Transocean, Inc.*~
	8.750%, 02/15/30	273,348
	Venture Global Calcasieu Pass, LLC*
115,000	6.250%, 01/15/30	115,319
45,000	4.125%, 08/15/31~	39,864
45,000	3.875%, 08/15/29~	40,225
	Venture Global LNG, Inc.*
230,000	8.375%, 06/01/31	233,043
140,000	8.125%, 06/01/28	141,784
90,000	9.875%, 02/01/32	94,677
90,000	9.500%, 02/01/29	95,689
	Vital Energy, Inc.
117,000	9.750%, 10/15/30	124,404
115,000	7.750%, 07/31/29*	113,612
280,000	VOC Escrow, Ltd.*~
	5.000%, 02/15/28	268,204
235,000	Weatherford International, Ltd.*~
	8.625%, 04/30/30	240,675
		11,689,419
	Financials (14.2%)
285,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	286,037
286,000	Aethon United BR, LP / Aethon United Finance Corp.*~
	8.250%, 02/15/26	285,299
128,000	AG Issuer, LLC*
	6.250%, 03/01/28	126,537
605,000	Aircastle, Ltd.*~‡
	5.250%, 06/15/26
	5 year CMT + 4.41%	532,497
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
315,000	6.750%, 10/15/27~	308,571
25,000	7.000%, 01/15/31	25,315
360,000	Allstate Corp.~‡
	8.579%, 08/15/53
	3 mo. SOFR + 3.20%	360,752
	Ally Financial, Inc.~‡
1,236,000	4.700%, 05/15/26
	5 year CMT + 3.87%	1,004,188
935,000	4.700%, 05/15/28
	7 year CMT + 3.48%	715,200
685,000	American International Group, Inc.~‡
	5.750%, 04/01/48
	3 mo. USD LIBOR + 2.87%	681,191
379,000	AmWINS Group, Inc.*~
	4.875%, 06/30/29	354,248
1,160,000	Ares Finance Company III, LLC*~‡
	4.125%, 06/30/51
	5 year CMT + 3.24%	1,049,719
141,000	Aviation Capital Group, LLC*~
	3.500%, 11/01/27	131,460
835,000	AXIS Specialty Finance, LLC~‡
	4.900%, 01/15/40
	5 year CMT + 3.19%	722,208
	Bank of America Corp.~‡
1,091,000	6.125%, 04/27/27^
	5 year CMT + 3.23%	1,091,142
340,000	5.125%, 06/20/24
	3 mo. SOFR + 3.55%	338,596
330,000	6.250%, 09/05/24
	3 mo. SOFR + 3.97%	329,832
330,000	6.100%, 03/17/25
	3 mo. SOFR + 4.16%	330,746
1,560,000	Bank of New York Mellon Corp.~‡
	4.700%, 09/20/25
	5 year CMT + 4.36%	1,540,188
	BP Capital Markets, PLC~‡
680,000	4.875%, 03/22/30
	5 year CMT + 4.40%	645,130
675,000	4.375%, 06/22/25
	5 year CMT + 4.04%	661,419
285,000	BroadStreet Partners, Inc.*~
	5.875%, 04/15/29	270,590
215,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	190,671

See accompanying Notes to Schedule of Investments

4

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	$195,096
1,098,000	Capital One Financial Corp.~‡
	3.950%, 09/01/26
	5 year CMT + 3.16%	952,789
	Charles Schwab Corp.‡
675,000	5.375%, 06/01/25~^
	5 year CMT + 4.97%	666,994
433,000	4.000%, 12/01/30~
	10 year CMT + 3.08%	360,139
320,000	4.000%, 06/01/26
	5 year CMT + 3.17%	291,488
	Citigroup, Inc.~‡
1,141,000	3.875%, 02/18/26
	5 year CMT + 3.42%	1,055,140
445,000	4.000%, 12/10/25
	5 year CMT + 3.60%	417,530
395,000	4.150%, 11/15/26
	5 year CMT + 3.00%	351,341
350,000	7.625%, 11/15/28
	5 year CMT + 3.21%	358,655
335,000	5.950%, 05/15/25
	3 mo. SOFR + 4.17%	330,538
	Citizens Financial Group, Inc.~‡
1,115,000	4.000%, 10/06/26
	5 year CMT + 3.22%	979,427
365,000	5.650%, 10/06/25
	5 year CMT + 5.31%	357,149
710,000	Comerica, Inc.
	5.625%, 07/01/25
	5 year CMT + 5.29%	689,311
365,000	Corebridge Financial, Inc.~‡
	6.875%, 12/15/52
	5 year CMT + 3.85%	366,445
	Credit Acceptance Corp.
175,000	6.625%, 03/15/26	175,231
125,000	9.250%, 12/15/28*	131,717
180,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	189,058
500,000	Depository Trust & Clearing Corp.*~‡
	3.375%, 06/20/26
	5 year CMT + 2.61%	424,885
	Discover Financial Services~‡
660,000	6.125%, 06/23/25
	5 year CMT + 5.78%	647,770
650,000	5.500%, 10/30/27
	3 mo. SOFR + 3.34%	538,109
241,000	Enact Holdings, Inc.*~
	6.500%, 08/15/25	240,605
635,000	Enstar Finance, LLC~‡
	5.500%, 01/15/42
	5 year CMT + 4.01%	559,587
1,500,000	Fifth Third Bancorp~‡
	4.500%, 09/30/25
	5 year CMT + 4.22%	1,420,020
160,000	First Citizens BancShares, Inc.‡
	9.618%, 01/04/27
	3 mo. SOFR + 4.23%	163,774
210,000	GGAM Finance, Ltd.*~
	8.000%, 02/15/27	216,726
238,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*~
	3.750%, 12/15/27	203,530
	Goldman Sachs Group, Inc.~‡
715,000	4.400%, 02/10/25
	5 year CMT + 2.85%	681,652
442,000	4.125%, 11/10/26
	5 year CMT + 2.95%	402,644
351,000	7.500%, 02/10/29
	5 year CMT + 3.16%	368,827
200,000	GTCR W-2 Merger Sub, LLC*~
	7.500%, 01/15/31	208,546
95,000	HAT Holdings I LLC / HAT Holdings II LLC*
	8.000%, 06/15/27	98,539
	HUB International, Ltd.*
276,000	5.625%, 12/01/29~	260,594
92,000	7.375%, 01/31/32	94,166
	Huntington Bancshares, Inc.~‡
940,000	4.450%, 10/15/27
	7 year CMT + 4.05%	849,262
505,000	5.625%, 07/15/30
	10 year CMT + 4.95%	468,625
144,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.~
	4.375%, 02/01/29	120,489
510,000	ILFC E-Capital Trust II*~‡
	7.436%, 12/21/65
	3 mo. SOFR + 2.06%	404,236
380,000	Iron Mountain, Inc.*~
	5.250%, 03/15/28	368,798
525,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*~
	5.000%, 08/15/28	474,022
	JPMorgan Chase & Company‡
2,585,000	3.650%, 06/01/26^
	5 year CMT + 2.85%	2,387,920
330,000	6.125%, 04/30/24
	3 mo. SOFR + 3.59%	330,716
430,000	KeyCorp~‡
	5.000%, 09/15/26
	3 mo. SOFR + 3.87%	383,779
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*~
379,000	5.250%, 10/01/25	372,955
195,000	4.750%, 06/15/29	174,654
175,000	LD Holdings Group, LLC*
	6.125%, 04/01/28	142,796
	Level 3 Financing, Inc.*
200,000	4.250%, 07/01/28~	67,250
90,000	4.625%, 09/15/27	47,515
1,085,000	Liberty Mutual Group, Inc.*~‡
	4.125%, 12/15/51
	5 year CMT + 3.32%	950,503
139,000	LPL Holdings, Inc.*~
	4.000%, 03/15/29	128,190
	M&T Bank Corp.‡
355,000	6.450%, 05/15/24~
	3 mo. SOFR + 3.87%	353,882
200,000	5.125%, 11/01/26
	3 mo. USD LIBOR + 3.52%	182,638
200,000	5.000%, 08/01/24
	5 year CMT + 3.17%	190,946
185,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	192,115
118,923	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*
	14.750%, 11/14/28	129,682

See accompanying Notes to Schedule of Investments

5

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
670,000	Markel Corp.~‡
	6.000%, 06/01/25
	5 year CMT + 5.66%	$664,627
	MetLife, Inc.~
792,000	6.400%, 12/15/66	809,171
605,000	3.850%, 09/15/25‡
	5 year CMT + 3.58%	580,479
255,000	Nationstar Mortgage Holdings, Inc.*~
	5.500%, 08/15/28	242,936
	Navient Corp.
197,000	5.000%, 03/15/27	188,019
100,000	4.875%, 03/15/28	90,956
125,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*~
	4.500%, 09/30/28	106,372
95,000	Newmark Group, Inc.*
	7.500%, 01/12/29	97,094
545,000	Northern Trust Corp.~‡
	4.600%, 10/01/26
	3 mo. SOFR + 3.46%	522,873
	OneMain Finance Corp.
130,000	9.000%, 01/15/29~	137,041
130,000	3.875%, 09/15/28~	114,247
95,000	7.125%, 03/15/26	96,349
98,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	5.875%, 10/01/28	95,950
1,148,000	PartnerRe Finance B, LLC~‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	1,028,287
295,000	PHH Mortgage Corp.*~
	7.875%, 03/15/26	272,536
	PNC Financial Services Group, Inc.~‡
735,000	3.400%, 09/15/26
	5 year CMT + 2.60%	634,900
375,000	6.000%, 05/15/27
	5 year CMT + 3.00%	359,419
360,000	6.200%, 09/15/27
	5 year CMT + 3.24%	353,430
650,000	Progressive Corp.‡
	8.185%, 02/22/24
	3 mo. SOFR + 2.80%	650,286
785,000	QBE Insurance Group, Ltd.*~‡
	5.875%, 05/12/25
	5 year CMT + 5.51%	773,602
220,000	RHP Hotel Properties, LP / RHP Finance Corp.*~
	4.500%, 02/15/29	204,673
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*~
85,000	3.875%, 03/01/31	74,701
85,000	3.625%, 03/01/29	75,865
45,000	2.875%, 10/15/26	41,763
199,000	StoneX Group, Inc.*~
	8.625%, 06/15/25	201,275
	Truist Financial Corp.~‡
700,000	4.800%, 09/01/24
	5 year CMT + 3.00%	669,585
685,000	4.950%, 09/01/25
	5 year CMT + 4.61%	667,567
256,000	5.100%, 03/01/30
	10 year CMT + 4.35%	237,289
765,000	U.S. Bancorp~‡
	5.300%, 04/15/27
	3 mo. SOFR + 3.18%	720,125
	United Wholesale Mortgage, LLC*~
221,000	5.500%, 04/15/29	208,995
90,000	5.750%, 06/15/27	88,460
	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*
93,000	10.500%, 02/15/28	94,641
90,000	6.500%, 02/15/29~	63,513
210,000	VZ Secured Financing, BV*~
	5.000%, 01/15/32	183,637
	Wells Fargo & Company~‡
1,480,000	3.900%, 03/15/26
	5 year CMT + 3.45%	1,388,196
1,340,000	7.625%, 09/15/28
	5 year CMT + 3.61%	1,410,457
208,000	XHR, LP*~
	6.375%, 08/15/25	208,343
		49,458,190
	Health Care (1.0%)
	Bausch Health Companies, Inc.*
318,000	11.000%, 09/30/28~	218,571
72,000	6.125%, 02/01/27	45,698
62,000	14.000%, 10/15/30	35,086
	CHS/Community Health Systems, Inc.*
377,000	6.125%, 04/01/30~	249,740
108,000	6.875%, 04/15/29~	74,548
104,000	8.000%, 03/15/26	102,473
90,000	10.875%, 01/15/32	94,557
24,000	5.250%, 05/15/30	19,950
	DaVita, Inc.*
222,000	3.750%, 02/15/31~	183,132
197,000	4.625%, 06/01/30	174,449
	Embecta Corp.*
144,000	5.000%, 02/15/30~	117,985
48,000	6.750%, 02/15/30	42,353
	Encompass Health Corp.~
100,000	4.750%, 02/01/30	94,001
100,000	4.500%, 02/01/28	95,665
200,000	Jazz Securities DAC*~
	4.375%, 01/15/29	185,032
	Medline Borrower, LP*~
233,000	5.250%, 10/01/29	217,436
230,000	3.875%, 04/01/29	208,504
350,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*~
	5.125%, 04/30/31	301,487
470,000	Tenet Healthcare Corp.~
	6.875%, 11/15/31	484,485
	Teva Pharmaceutical Finance Netherlands III, BV
230,000	5.125%, 05/09/29~	222,003
200,000	4.750%, 05/09/27~	193,500
115,000	3.150%, 10/01/26	107,362
		3,468,017
	Industrials (3.0%)
220,000	ACCO Brands Corp.*~
	4.250%, 03/15/29	199,665
800,000	AerCap Holdings, NV~‡
	5.875%, 10/10/79
	5 year CMT + 4.54%	794,760

See accompanying Notes to Schedule of Investments

6

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Air Lease Corp.~‡
885,000	4.125%, 12/15/26
	5 year CMT + 3.15%	$750,091
810,000	4.650%, 06/15/26
	5 year CMT + 4.08%	749,161
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
315,000	4.625%, 01/15/27~	305,811
145,000	5.875%, 02/15/28	144,926
175,000	Allegiant Travel Company*~
	7.250%, 08/15/27	171,237
108,000	Arcosa, Inc.*
	4.375%, 04/15/29	101,358
740,000	ARD Finance, SA*~
	6.500%, 06/30/27
	7.250% PIK rate	359,107
151,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	136,918
	Bombardier, Inc.*
90,000	8.750%, 11/15/30	94,705
90,000	7.875%, 04/15/27	90,124
191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	177,267
185,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	181,555
48,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*~
	4.750%, 10/20/28	47,247
245,000	Deluxe Corp.*~
	8.000%, 06/01/29	220,716
188,000	Eco Material Technologies, Inc.*~
	7.875%, 01/31/27	188,256
92,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	93,003
	EnerSys*
90,000	6.625%, 01/15/32	91,300
85,000	4.375%, 12/15/27	80,541
118,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	106,025
88,000	Graphic Packaging International, LLC*
	3.500%, 03/01/29	79,592
203,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	176,308
443,000	H&E Equipment Services, Inc.*~
	3.875%, 12/15/28	402,598
236,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*~
	5.750%, 01/20/26	221,958
290,000	Herc Holdings, Inc.*~
	5.500%, 07/15/27	285,044
220,000	IEA Energy Services, LLC*~
	6.625%, 08/15/29	207,060
	JELD-WEN, Inc.*
110,000	4.625%, 12/15/25	107,582
95,000	4.875%, 12/15/27	90,731
305,000	Ken Garff Automotive, LLC*~
	4.875%, 09/15/28	285,019
185,000	Knife River Holding Company*~
	7.750%, 05/01/31	194,631
51,000	MasTec, Inc.*
	4.500%, 08/15/28	47,920
107,000	Moog, Inc.*~
	4.250%, 12/15/27	100,327
230,000	Newfold Digital Holdings Group, Inc.*~
	6.000%, 02/15/29	174,216
172,000	Novelis Corp.*~
	4.750%, 01/30/30	159,742
70,000	OI European Group, BV*
	4.750%, 02/15/30	64,856
225,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*~
	4.000%, 10/15/27	210,071
	Sealed Air Corp.*
144,000	6.125%, 02/01/28	144,786
48,000	5.000%, 04/15/29	46,300
50,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	7.250%, 02/15/31	52,454
98,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	85,370
	Sinclair Television Group, Inc.*
141,000	4.125%, 12/01/30~	109,083
100,000	5.500%, 03/01/30	77,120
195,000	Standard Industries, Inc.*
	5.000%, 02/15/27	189,682
315,000	Stanley Black & Decker, Inc.~‡
	4.000%, 03/15/60
	5 year CMT + 2.66%	275,319
150,000	Stericycle, Inc.*~
	3.875%, 01/15/29	136,563
45,000	Summit Materials LLC / Summit Materials Finance Corp.*
	7.250%, 01/15/31	46,805
	TransDigm, Inc.
195,000	6.875%, 12/15/30*~	200,548
140,000	6.750%, 08/15/28*	142,474
135,000	7.500%, 03/15/27~	135,444
103,000	6.250%, 03/15/26*	102,513
70,000	7.125%, 12/01/31*	73,028
186,000	Tronox, Inc.*~
	4.625%, 03/15/29	164,439
70,780	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	64,730
187,000	Vertiv Group Corp.*~
	4.125%, 11/15/28	174,166
201,000	Wabash National Corp.*
	4.500%, 10/15/28	183,302
150,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	145,757
	Williams Scotsman, Inc.*
107,000	4.625%, 08/15/28~	101,030
90,000	7.375%, 10/01/31	94,368
		10,636,709
Information Technology (0.8%)
46,000	Booz Allen Hamilton, Inc.*
	4.000%, 07/01/29	43,209
112,000	Coherent Corp.*~
	5.000%, 12/15/29	104,903
194,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	154,405
175,000	CommScope, Inc.*~
	4.750%, 09/01/29	115,883

See accompanying Notes to Schedule of Investments

7

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
96,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	$89,347
56,000	Fair Isaac Corp.*
	4.000%, 06/15/28	52,203
210,000	KBR, Inc.*
	4.750%, 09/30/28	193,750
	MPH Acquisition Holdings, LLC*~
210,000	5.750%, 11/01/28	167,208
95,000	5.500%, 09/01/28	84,478
93,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	97,631
96,000	NCR Voyix Corp.*
	5.125%, 04/15/29	90,400
143,000	ON Semiconductor Corp.*~
	3.875%, 09/01/28	131,288
	Open Text Corp.*~
129,000	3.875%, 02/15/28	119,922
90,000	6.900%, 12/01/27	93,556
72,000	3.875%, 12/01/29	65,023
72,000	Open Text Holdings, Inc.*~
	4.125%, 12/01/31	63,750
172,000	Playtika Holding Corp.*~
	4.250%, 03/15/29	149,243
265,000	TTM Technologies, Inc.*~
	4.000%, 03/01/29	239,817
	Twilio, Inc.~
130,000	3.625%, 03/15/29	117,545
47,000	3.875%, 03/15/31	41,449
69,000	UKG, Inc.*
	6.875%, 02/01/31	69,852
205,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	178,690
220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*~
	3.875%, 02/01/29	196,020
		2,659,572
Materials (0.7%)
150,000	ArcelorMittal, SA~
	7.000%, 10/15/39	163,765
90,000	ATI, Inc.
	5.875%, 12/01/27	88,620
46,000	Carpenter Technology Corp.~
	7.625%, 03/15/30	47,604
145,000	Chemours Company*~
	4.625%, 11/15/29	126,937
300,000	Clearwater Paper Corp.*~
	4.750%, 08/15/28	281,697
139,000	Cleveland-Cliffs, Inc.*
	6.750%, 04/15/30	140,282
	Commercial Metals Company
96,000	4.125%, 01/15/30	87,861
48,000	4.375%, 03/15/32	42,969
250,000	Constellium, SE*~
	3.750%, 04/15/29	225,395
96,000	HB Fuller Company
	4.250%, 10/15/28	89,555
165,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	152,155
53,000	LSF11 A5 HoldCo, LLC*
	6.625%, 10/15/29	45,187
	Mercer International, Inc.
244,000	5.125%, 02/01/29~	209,491
90,000	12.875%, 10/01/28*	96,783
200,000	OCI, NV*~
	6.700%, 03/16/33	199,968
	Owens-Brockway Glass Container, Inc.*
135,000	7.250%, 05/15/31	136,282
100,000	6.625%, 05/13/27	100,124
80,000	Silgan Holdings, Inc.~
	4.125%, 02/01/28	75,370
96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.*
	5.125%, 04/01/29	37,726
		2,347,771
Other (0.1%)
	Gen Digital, Inc.*
90,000	7.125%, 09/30/30	93,396
90,000	6.750%, 09/30/27	91,506
		184,902
Real Estate (0.2%)
152,000	EPR Properties
	3.750%, 08/15/29	135,541
	Forestar Group, Inc.*
139,000	5.000%, 03/01/28	132,214
97,000	3.850%, 05/15/26	92,254
211,000	MIWD Holdco II, LLC / MIWD Finance Corp.*~
	5.500%, 02/01/30	192,284
95,000	Service Properties Trust
	5.250%, 02/15/26	92,061
		644,354
Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
185,000	6.750%, 01/15/30~	166,535
96,000	4.625%, 01/15/29	88,486
		255,021
Utilities (2.6%)
910,000	Algonquin Power & Utilities Corp.~‡
	4.750%, 01/18/82
	5 year CMT + 3.25%	791,272
200,000	American Electric Power Company, Inc.‡
	3.875%, 02/15/62
	5 year CMT + 2.68%	175,548
590,000	CMS Energy Corp.~‡
	4.750%, 06/01/50
	5 year CMT + 4.12%	533,041
	Dominion Energy, Inc.~‡
580,000	4.650%, 12/15/24
	5 year CMT + 2.99%	561,243
367,000	4.350%, 01/15/27
	5 year CMT + 3.20%	334,102
	Duke Energy Corp.~‡
800,000	4.875%, 09/16/24
	5 year CMT + 3.39%	794,000
368,000	3.250%, 01/15/82
	5 year CMT + 2.32%	301,149
655,000	Emera, Inc.~‡
	6.750%, 06/15/76
	3 mo. USD LIBOR + 5.44%	646,282

See accompanying Notes to Schedule of Investments

8

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	National Rural Utilities Cooperative Finance Corp.~‡
712,000	7.125%, 09/15/53
	5 year CMT + 3.53%	$738,038
385,000	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63%	372,688
770,000	NextEra Energy Capital Holdings, Inc.~‡
	3.800%, 03/15/82
	5 year CMT + 2.55%	676,868
434,000	PPL Capital Funding, Inc.~‡
	8.275%, 03/30/67
	3 mo. SOFR + 2.93%	416,471
	Sempra~‡
560,000	4.875%, 10/15/25
	5 year CMT + 4.55%	549,847
240,000	4.125%, 04/01/52
	5 year CMT + 2.87%	212,947
	Southern Company~‡
1,028,000	4.000%, 01/15/51
	5 year CMT + 3.73%	989,378
280,000	3.750%, 09/15/51
	5 year CMT + 2.92%	261,842
	Vistra Corp.*‡
305,000	7.000%, 12/15/26~
	5 year CMT + 5.74%	297,741
185,000	8.000%, 10/15/26
	5 year CMT + 6.93%	185,857
205,000	WEC Energy Group, Inc.‡
	7.754%, 05/15/67
	3 mo. SOFR + 2.37%	194,250
		9,032,564
	Total Corporate Bonds
	(Cost $122,567,583)	115,483,658

Convertible Bonds (0.2%)
Communication Services (0.1%)
183,000	Cable One, Inc.µ
	0.000%, 03/15/26	157,217

Consumer Discretionary (0.1%)
	DISH Network Corp.µ
166,000	2.375%, 03/15/24	162,755
272,000	0.000%, 12/15/25	194,684
		357,439
Other (0.0%)
95,000	Multiplan Corp.*µ
	6.000%, 10/15/27	66,540
	Total Convertible Bonds
	(Cost $596,513)	581,196

Bank Loans (2.7%) ¡
Airlines (0.1%)
140,250	American Airlines, Inc.‡
	10.329%, 04/20/28
	3 mo. SOFR + 4.75%	143,922
129,500	Mileage Plus Holdings, LLC‡
	10.770%, 06/21/27
	3 mo. SOFR + 5.25%	133,641
		277,563
Communication Services (0.2%)
48,730	Clear Channel Outdoor Holdings, Inc.‡
	9.074%, 08/21/26
	3 mo. SOFR + 3.50%	48,247
297,432	DirecTV Financing, LLC!
	0.000%, 08/02/29	297,681
284,000	Entercom Media Corp.‡&
	8.149%, 11/18/24
	3 mo. SOFR + 2.50%	159,461
90,000	Telesat Canada‡
	8.400%, 12/07/26
	3 mo. SOFR + 2.75%	55,249
		560,638
Consumer Discretionary (0.5%)
144,000	American Axle & Manufacturing, Inc.‡
	8.936%, 12/13/29
	1 mo. SOFR + 3.50%	144,271
178,650	Caesars Entertainment, Inc.‡
	8.663%, 02/06/30
	3 mo. SOFR + 3.25%	178,793
209,466	Carnival Corp.‡
	8.697%, 10/18/28
	1 mo. SOFR + 3.25%	209,760
184,075	Carnival Corp.‡
	8.336%, 08/08/27
	1 mo. SOFR + 3.00%	184,397
188,575	Hanesbrands, Inc.‡
	9.083%, 03/08/30
	1 mo. SOFR + 3.75%	187,868
109,382	Life Time Fitness, Inc.‡
	9.824%, 01/15/26
	3 mo. SOFR + 4.25%	110,148
109,050	Petco Health & Wellness Company, Inc.‡
	8.860%, 03/03/28
	3 mo. SOFR + 3.25%	102,656
311,841	PetSmart, Inc.‡
	9.183%, 02/11/28
	1 mo. SOFR + 3.75%	310,835
124,057	TKC Holdings, Inc.‡
	10.947%, 05/15/28
	1 mo. SOFR + 5.50%	120,304
184,888	Windsor Holdings III, LLC‡
	9.848%, 08/01/30
	1 mo. SOFR + 4.50%	185,376
		1,734,408
Consumer Staples (0.2%)
382,823	Amneal Pharmaceuticals, LLC‡
	10.833%, 05/04/28
	1 mo. SOFR + 5.50%	380,909
197,601	Jazz Financing Lux Sarl‡
	8.447%, 05/05/28
	1 mo. SOFR + 3.00%	197,724
20,000	Shearer's Foods, Inc.‡
	1.000%, 01/31/31	19,963
185,000	Star Parent, Inc.‡
	9.348%, 09/27/30
	3 mo. SOFR + 4.00%	180,953

See accompanying Notes to Schedule of Investments

9

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
96,269	United Natural Foods, Inc.‡!
	8.697%, 10/22/25
	1 mo. SOFR + 3.25%	$96,204
		875,753
Energy (0.1%)
140,000	Buckeye Partners, LP‡
	7.833%, 11/22/30
	1 mo. SOFR + 2.50%	140,117
100,000	New Fortress Energy, Inc.‡
	10.317%, 10/27/28
	3 mo. SOFR + 5.00%	100,200
238,424	Par Petroleum, LLC‡
	9.738%, 02/28/30
	3 mo. SOFR + 4.25%	238,633
		478,950
Financials (0.4%)
45,000	Advisor Group, Inc.‡
	9.833%, 08/17/28
	1 mo. SOFR + 4.50%	45,014
150,835	Alliant Holdings Intermediate LLC‡
	8.833%, 11/06/30
	1 mo. SOFR + 3.50%	151,321
134,326	Amynta Agency Borrower, Inc.‡
	9.583%, 02/28/28
	1 mo. SOFR + 4.25%	134,541
172,802	AssuredPartners, Inc.‡
	8.833%, 02/12/27
	1 mo. SOFR + 3.50%	172,441
139,650	Avolon TLB Borrower 1, LLC‡
	7.337%, 06/22/28
	1 mo. SOFR + 2.00%	139,778
100,000	Broadstreet Partners, Inc.‡
	9.083%, 01/27/29
	1 mo. SOFR + 3.75%	100,062
180,000	HUB International, Ltd.!
	0.000%, 06/20/30	180,310
140,000	Iron Mountain, Inc.‡
	7.569%, 01/31/31
	3 mo. SOFR + 2.25%	139,432
249,456	VFH Parent, LLC‡
	8.433%, 01/13/29
	1 mo. SOFR + 3.00%	249,331
		1,312,230
Health Care (0.3%)
96,747	Icon Luxembourg Sarl‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	96,959
207,059	Padagis, LLC‡
	10.341%, 07/06/28
	3 mo. SOFR + 4.75%	200,848
24,105	PRA Health Sciences, Inc.‡
	7.860%, 07/03/28
	3 mo. SOFR + 2.25%	24,157
809,005	Team Health Holdings, Inc.‡
	10.563%, 03/02/27
	3 mo. SOFR + 5.25%	676,531
2,313	Team Health Holdings, Inc.‡
	10.583%, 03/02/27
	1 mo. SOFR + 5.25%	1,934
		1,000,429
Industrials (0.3%)
97,500	ACProducts, Inc.‡
	9.860%, 05/17/28
	3 mo. SOFR + 4.25%	84,592
85,300	ACProducts, Inc.!
	0.000%, 05/17/28	74,008
118,200	Air Canada‡
	9.139%, 08/11/28
	3 mo. SOFR + 3.50%	118,468
172,804	ChampionX Corp.‡
	8.187%, 06/07/29
	1 mo. SOFR + 2.75%	173,560
121,560	Emrld Borrower, LP‡
	8.313%, 05/31/30
	1 mo. SOFR + 3.00%	121,735
197,000	Light and Wonder International, Inc.‡
	8.083%, 04/14/29
	1 mo. SOFR + 3.00%	197,000
180,000	TransDigm, Inc.‡
	8.598%, 02/14/31
	3 mo. SOFR + 3.25%	180,433
193,508	United Airlines, Inc.‡
	9.201%, 04/21/28
	1 mo. SOFR + 3.75%	194,128
		1,143,924
Information Technology (0.2%)
241,785	Banff Merger Sub, Inc.‡
	9.583%, 12/29/28
	1 mo. SOFR + 4.25%	242,389
196,369	Camelot Finance SA‡
	8.337%, 10/30/26
	1 mo. SOFR + 3.00%	196,467
169,663	Central Parent, Inc.‡
	9.348%, 07/06/29
	3 mo. SOFR + 4.00%	170,193
171,504	II-VI, Inc.‡
	8.087%, 07/02/29
	1 mo. SOFR + 2.75%	171,033
		780,082
Materials (0.3%)
134,663	Chemours Company‡
	8.833%, 08/18/28
	1 mo. SOFR + 3.50%	134,528
184,075	Ineos US Finance, LLC‡
	8.837%, 02/18/30
	1 mo. SOFR + 3.50%	182,291
138,961	Innophos, Inc.‡
	8.697%, 02/05/27
	1 mo. SOFR + 3.25%	137,369
233,825	LSF11 A5 Holdco, LLC‡
	9.683%, 10/15/28
	1 mo. SOFR + 4.25%	234,118
134,198	Trinseo Materials Operating SCA‡
	8.150%, 05/03/28
	3 mo. SOFR + 2.50%	103,042
188,306	W.R. Grace & Co.-Conn.‡
	9.360%, 09/22/28
	3 mo. SOFR + 3.75%	188,761
		980,109

See accompanying Notes to Schedule of Investments

10

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Special Purpose Acquisition Companies (0.1%)
98,500	Clydesdale Acquisition Holdings, Inc.‡
	9.108%, 04/13/29
	1 mo. SOFR + 3.67%	$97,992
44,213	Fertitta Entertainment, LLC‡
	9.333%, 01/27/29
	1 mo. SOFR + 4.00%	44,144
177,750	Patagonia Holdco, LLC‡
	11.116%, 08/01/29
	3 mo. SOFR + 5.75%	163,441
		305,577
	Total Bank Loans
	(Cost $9,672,716)	9,449,663

Convertible Preferred Stocks (0.2%)
Energy (0.1%)
14,700	Equitrans Midstream Corp.~‡‡
	9.750%	323,400

Real Estate (0.1%)
8,025	Realty Income Corp.µ‡‡
	6.000%	199,822
	Total Convertible Preferred Stocks
	(Cost $534,117)	523,222

Preferred Stocks (2.6%)
Communication Services (0.6%)
21,155	AT&T, Inc.µ
	4.750%, 02/18/25	445,947
9,450	AT&T, Inc.µ
	5.350%, 11/01/66	226,800
36,510	Qwest Corp.µ
	6.500%, 09/01/56	339,543
22,306	Telephone & Data Systems, Inc.µ
	6.000%, 09/30/26	367,826
26,898	United States Cellular Corp.µ
	5.500%, 03/01/70	497,882
22,660	United States Cellular Corp.µ
	5.500%, 06/01/70	415,811
		2,293,809
Consumer Discretionary (0.3%)
7,685	Ford Motor Company~µ
	6.200%, 06/01/59	194,815
7,236	Ford Motor Companyµ
	6.500%, 08/15/62	179,815
3,615	Guitar Center, Inc.&#
		296,430
3,120	Qurate Retail, Inc.µ
	8.000%, 03/15/31	123,427
9,600	QVC, Inc.µ
	6.250%, 11/26/68	115,488
		909,975
Energy (0.5%)
31,635	Energy Transfer, LP‡
	10.364%, 02/09/24
	3 mo. USD LIBOR + 4.74%	809,540
22,515	NuStar Energy, LP~‡
	11.282%, 03/01/24
	3 mo. SOFR + 5.90%	578,635
17,500	NuStar Logistics, LP~‡
	12.310%, 01/15/43
	3 mo. SOFR + 7.00%	452,550
		1,840,725
Financials (0.7%)
15,560	Annaly Capital Management, Inc.‡
	10.585%, 03/01/24
	3 mo. USD LIBOR + 4.99%	397,091
3,675	Capital One Financial Corp.µ
	4.800%, 06/01/25	71,258
27,375	CNO Financial Group, Inc.µ
	5.125%, 11/25/60	472,219
4,608	Cullen/Frost Bankers, Inc.µ
	4.450%, 12/15/25	85,248
8,134	First Citizens BancShares, Inc.µ
	5.625%, 01/04/27	186,269
3,288	Goldman Sachs Group, Inc.‡µ
	6.375%, 05/10/24
	3 mo. SOFR + 3.81%	84,534
28,900	Reinsurance Group of America, Inc.‡µ
	7.125%, 10/15/52
	5 year CMT + 3.46%	758,914
16,896	Selective Insurance Group, Inc.µ
	4.600%, 12/15/25	305,649
		2,361,182
Industrials (0.1%)
12,312	WESCO International, Inc.‡µ
	10.625%, 06/22/25
	5 year CMT + 10.33%	330,085

Real Estate (0.2%)
23,352	Brookfield Property Partners, LP~
	5.750%, 03/31/25	270,650
12,800	Brookfield Property Partners, LP~
	6.375%, 09/30/24	162,560
6,245	Global Net Lease, Inc.µ
	6.875%, 11/26/24	129,334
5,466	Global Net Lease, Inc.µ‡‡
		118,448
		680,992
Utilities (0.2%)
14,975	Brookfield Renewable Partners, LP~
	5.250%, 03/31/25	262,062
13,450	DTE Energy Company~µ
	5.250%, 12/01/77	318,227
		580,289
	Total Preferred Stocks
	(Cost $10,066,112)	8,997,057

See accompanying Notes to Schedule of Investments

11

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

Number of
SHARES			VALUE

Common Stocks (83.6%)
		Communication Services (4.5%)
111,000		Alphabet, Inc. - Class Aµ#	$15,551,100
3,935		Altice USA, Inc. - Class A#	9,602
1,322		Cumulus Media, Inc. - Class Aµ#	6,081
			15,566,783
		Consumer Discretionary (10.5%)
94,500		Amazon.com, Inc.µ#	14,666,400
93,000		Hyatt Hotels Corp. - Class A~µ	11,938,410
40,500		Marriott International, Inc. - Class A~	9,709,065
			36,313,875
		Consumer Staples (2.9%)
1,522		Mallinckrodt, PLC#	58,216
122,500		Sysco Corp.µ	9,913,925
			9,972,141
		Energy (2.8%)
266,000		BP, PLC (ADR)~	9,336,600
260		Chesapeake Energy Corp.µ	20,049
12,950		Energy Transfer, LP~	185,185
3,970		Enterprise Products Partners, LP	106,237
			9,648,071
		Financials (5.4%)
127,000		Morgan Stanley~µ	11,079,480
153,500		Wells Fargo & Companyµ	7,702,630
			18,782,110
		Health Care (14.2%)
48,500		Danaher Corp.µ	11,635,635
132,000		Medtronic, PLCµ	11,555,280
109,000		Merck & Company, Inc.µ	13,165,020
104,500		Zimmer Biomet Holdings, Inc.~µ	13,125,200
			49,481,135
		Industrials (22.1%)
34,000		3M Companyµ	3,207,900
153,000		Air Lease Corp.µ	6,396,930
20,000	EUR	Airbus, SE	3,185,717
559,000		American Airlines Group, Inc.~µ#	7,954,570
375,000		CSX Corp.~µ	13,387,500
50,000		Honeywell International, Inc.µ	10,113,000
62,900		L3Harris Technologies, Inc.µ	13,109,618
3,500		Lockheed Martin Corp.~	1,502,935
30,500		Union Pacific Corp.µ	7,439,865
254,000		United Airlines Holdings, Inc.µ#	10,510,520
			76,808,555
		Information Technology (21.2%)
41,800		Microsoft Corp.µ	16,618,844
42,700		NVIDIA Corp.µ	26,272,029
130,000		Oracle Corp.µ	14,521,000
143,500		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	16,209,760
			73,621,633
		Special Purpose Acquisition Company (0.0%)
1,380		Intelsat Emergence, SA~&#	37,605
		Total Common Stocks
		(Cost $289,021,100)	290,231,908

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (1.0%) #
Communication Services (0.1%)
	Alphabet, Inc.
1,110
11,235,420	Call, 02/09/24, Strike $143.00	$147,630
555
5,617,710	Put, 02/02/24, Strike $143.00	188,700
100	Meta Platforms, Inc.
3,901,400	Put, 02/02/24, Strike $370.00	50,750
		387,080
Consumer Discretionary (0.1%)
940	Amazon.com, Inc.
14,588,800	Call, 02/02/24, Strike $160.00	305,500
Consumer Staples (0.0%)
1,225	Sysco Corp.
9,913,925	Put, 02/16/24, Strike $75.00	6,125
Financials (0.1%)
3,070	Wells Fargo & Company
15,405,260	Call, 02/16/24, Strike $51.00	164,245
Industrials (0.0%)
135	Eaton Corp., PLC
3,322,080	Put, 02/16/24, Strike $240.00	56,025
2,550	United Airlines Holdings, Inc.
10,551,900	Call, 02/02/24, Strike $42.00	68,850
		124,875
Information Technology (0.4%)
378	Microsoft Corp.
10,290,294	Call, 02/02/24, Strike $380.00	674,730
785	Taiwan Semiconductor Manufacture
7,068,140	Call, 02/16/24, Strike $105.00	677,062
		1,351,792
Other (0.3%)
	SPDR S&P 500 ETF Trust
1,740
84,021,120	Put, 03/15/24, Strike $465.00	489,810
1,675
80,882,400	Call, 02/02/24, Strike $491.00	46,063
1,350
65,188,800	Put, 02/02/24, Strike $487.00	607,500
		1,143,373
	Total Purchased Options
	(Cost $4,182,196)	3,482,990
	TOTAL INVESTMENTS (123.5%)
	(Cost $436,774,369)	428,883,118

LIABILITIES, LESS OTHER ASSETS (-23.5%)		(81,484,207)

NET ASSETS (100.0%)		$347,398,911

See accompanying Notes to Schedule of Investments

12

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
SHARES		VALUE

Common Stocks Sold Short (-12.9%) #
Consumer Discretionary (-1.3%)
(24,000)	Tesla, Inc.	$(4,494,960)

Financials (-2.3%)
(234,000)	Bank of America Corp.	(7,958,340)

Health Care (-0.9%)
(1,300)	Mettler-Toledo International, Inc.	(1,556,347)
(9,300)	ResMed, Inc.	(1,768,860)
		(3,325,207)
Industrials (-1.5%)
(80,000)	Uber Technologies, Inc.	(5,221,600)

Information Technology (-6.9%)
(2,900)	KLA Corp.	(1,722,716)
(12,000)	Lam Research Corp.	(9,902,040)
(29,800)	Microchip Technology, Inc.	(2,538,364)
(34,500)	Salesforce, Inc.	(9,697,605)
		(23,860,725)
	Total Common Stocks Sold Short
	(Proceeds $38,027,709)	(44,860,832)

Exchange-Traded Funds Sold Short (-58.0%) #
Other (-58.0%)
(385,900)	SPDR S&P 500 ETF Trust	(186,343,392)
(82,000)	VanEck Semiconductor ETF	(15,241,340)

	Total Exchange-Traded Funds Sold Short
	(Proceeds $185,028,369)	(201,584,732)

TOTAL SECURITIES SOLD SHORT
(Proceeds $223,056,078)		(246,445,564)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

Written Options (-1.5%) #
Communication Services (0.0%)
(100)		Meta Platforms, Inc.
(3,901,400)		Put, 02/02/24, Strike $350.00	(14,150)

Consumer Discretionary (-0.1%)
(475)		Amazon.com, Inc.
(7,372,000)		Call, 03/15/24, Strike $180.00	(52,963)
(465)
(7,216,800)		Call, 02/16/24, Strike $175.00	(39,757)
(240)		Tesla, Inc.
(4,494,960)		Put, 02/09/24, Strike $190.00	(154,200)
			(246,920)
Consumer Staples (-0.1%)
(1,225)		Sysco Corp.
(9,913,925)		Call, 03/15/24, Strike $80.00	(327,688)

Energy (0.0%)
(12,700	)GBP	Lloyds Banking Group, PLC
(5,371,973)		Put, 02/16/24, Strike 0.40	(72,426)

Financials (-0.1%)
(2,340)		Bank Of America Corp.
(7,958,340)		Put, 02/16/24, Strike $32.00	(23,400)
(1,535)		Wells Fargo & Company
(7,702,630)		Call, 02/16/24, Strike $50.00	(144,290)
			(167,690)
Health Care (0.0%)
(265)		Zimmer Biomet Holdings, Inc.
(3,328,400)		Call, 02/16/24, Strike $130.00	(64,925)

Industrials (-0.1%)
(700)		3M Company
(6,604,500)		Put, 02/16/24, Strike $92.00	(76,300)
		Airbus, SE
(205)
(3,021,522	)EUR	Put, 02/16/24, Strike 145.00	(51,841)
(205)
(3,021,522	)EUR	Put, 02/16/24, Strike 142.00	(31,016)
		Eaton Corp., PLC
(135)
(3,322,080)		Put, 02/16/24, Strike $230.00	(21,600)
(135)
(3,322,080)		Call, 03/15/24, Strike $270.00	(24,975)
(3,400)		United Airlines Holdings, Inc.
(14,069,200)		Call, 03/15/24, Strike $49.00	(81,600)
			(287,332)
Information Technology (-0.9%)
(497)		Apple, Inc.
(7,822,780)		Call, 02/16/24, Strike $200.00	(24,104)
(716)		Microsoft Corp.
(19,491,668)		Call, 03/15/24, Strike $415.00	(386,640)
(427)		Nvidia Corp.
(11,059,300)		Call, 03/15/24, Strike $620.00	(1,568,158)
(54)		NVIDIA Corp.
(1,398,600)		Call, 04/19/24, Strike $700.00	(110,160)
(785)		Taiwan Semiconductor Manufacturing Company, Ltd.
(7,068,140)		Call, 02/16/24, Strike $100.00	(1,047,975)
			(3,137,037)
Other (-0.2%)
		SPDR S&P 500 ETF Trust
(2,610)
(126,031,680)		Put, 04/19/24, Strike $420.00	(358,875)
(1,350)
(65,188,800)		Put, 02/16/24, Strike $475.00	(265,950)
			(624,825)

See accompanying Notes to Schedule of Investments

13

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2024 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
	Real Estate (0.0%)

(130)	Digital Realty Trust, Inc.
(1,825,980)	Call, 02/16/24, Strike $135.00	$(104,000)
	Total Written Options
	(Premium $2,950,647)	(5,046,993)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $125,181,604.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2024.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $214,034,455.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
&	Illiquid security.
‡‡	Perpetual maturity.
#	Non-income producing security.

ABBREVIATION

ADR	American Depositary Receipt.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$133,424	$—	$133,424
Corporate Bonds	—	115,483,658	—	115,483,658
Convertible Bonds	—	581,196	—	581,196
Bank Loans	—	9,449,663	—	9,449,663
Convertible Preferred Stocks	199,822	323,400	—	523,222
Preferred Stocks	8,700,627	296,430	—	8,997,057
Common Stocks	286,950,370	3,281,538	—	290,231,908
Purchased Options	3,482,990	—	—	3,482,990
Total	$299,333,809	$129,549,309	$—	$428,883,118

Liabilities:
Common Stocks Sold Short	$44,860,832	$—	$—	$44,860,832
Exchange-traded Funds Sold Short	201,584,732	—	—	201,584,732
Written Options	5,046,993	—	—	5,046,993
Total	$251,535,161	$—	$—	$251,535,161

See accompanying Notes to Schedule of Investments

14

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (“CHI”), Calamos Convertible and High Income Fund (“CHY”), Calamos Strategic Total Return Fund (“CSQ”), Calamos Dynamic Convertible and Income Fund (“CCD”), Calamos Global Dynamic Income Fund (“CHW”), Calamos Global Total Return Fund (“CGO”), and Calamos Long/Short Equity & Dynamic Income Trust (“CPZ”) (each a “Fund”, and collectively, the “Funds”) were each organized as Delaware statutory trusts and are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. Each Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of each Fund, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Funds' investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted policies and procedures to guide the determination of the net asset value (“NAV”) on any day on which each Fund's NAV is determined. The valuation of each Fund's investments is in accordance with these procedures.

Funds' securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.